United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-5950

(Investment Company Act File Number)

Money Market Obligations Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 07/31/17

Date of Reporting Period: Quarter ended 04/30/17

Item 1.	Schedule of Investments

Federated Capital Reserves Fund
Portfolio of Investments
April 30, 2017 (unaudited)
Principal Amount			Value
		ASSET-BACKED SECURITIES—0.4%
		Finance - Equipment—0.4%
$28,000,000	[1,2]	Dell Equipment Finance Trust 2017-1, Class A1, 1.35%, 5/22/2018	$28,000,000
		TOTAL ASSET-BACKED SECURITIES	28,000,000
		CERTIFICATES OF DEPOSIT—24.2%
		Banking—24.2%
155,000,000		ABN Amro Bank NV, 1.35% - 1.41%, 8/7/2017 - 10/26/2017	154,172,479
165,000,000		ABN Amro Bank NV, 1.34% - 1.35%, 8/10/2017 - 8/29/2017	164,336,065
74,000,000		Bank of Montreal, 1.51% - 1.55%, 12/18/2017 - 1/5/2018	74,000,000
305,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 1.14% - 1.40%, 6/21/2017 - 10/17/2017	305,000,000
90,000,000		DNB Bank ASA, 0.90%, 5/2/2017	90,000,000
50,000,000		DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 1.19%, 5/30/2017	50,000,000
150,000,000		KBC Bank N.V., 0.90%, 5/3/2017	150,000,000
150,000,000		Landesbank Baden-Wurttemberg, 0.95%, 5/1/2017	150,000,000
75,000,000		Mizuho Bank Ltd., 1.27%, 6/1/2017	74,918,339
130,000,000		Sumitomo Mitsui Banking Corp., 1.33% - 1.335%, 8/9/2017 - 8/14/2017	129,507,559
365,000,000		Sumitomo Mitsui Trust Bank Ltd., 0.92%, 5/1/2017 - 5/3/2017	365,000,000
97,000,000		Toronto Dominion Bank, 1.40% - 1.41%, 10/17/2017 - 12/6/2017	97,000,000
		TOTAL	1,803,934,442
		TOTAL CERTIFICATES OF DEPOSIT	1,803,934,442
		COMMERCIAL PAPER—27.0%[3]
		Aerospace / Auto—1.0%
75,000,000	[1,2]	Nissan Motor Acceptance Corp., (Nissan Motor Co., Ltd. Support Agreement), 1.00%, 5/4/2017	74,993,750
		Banking—9.9%
318,000,000	[1,2]	Alpine Securitization Ltd., (Credit Suisse AG LIQ), 1.073% - 1.43%, 5/31/2017 - 10/17/2017	316,938,921
50,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 1.258%, 5/17/2017	49,972,222
25,000,000	[1,2]	BNP Paribas SA, 1.309%, 8/1/2017	24,916,945
25,000,000	[1,2]	Canadian Imperial Bank of Commerce, 1.38%, 10/26/2017	24,831,147
11,000,000	[1,2]	Gotham Funding Corp., (Bank of Tokyo-Mitsubishi UFJ Ltd. LIQ), 1.082%, 6/9/2017	10,987,130
137,700,000		ING (U.S.) Funding LLC, 1.319%, 8/2/2017	137,234,000
49,500,000	[1,2]	LMA-Americas LLC, (Credit Agricole Corporate and Investment Bank LIQ), 1.023% - 1.204%, 5/17/2017 - 6/13/2017	49,450,843
20,000,000	[1,2]	Matchpoint Finance PLC, (BNP Paribas SA LIQ), 1.195%, 6/19/2017	19,967,606
30,000,000	[1,2]	Ridgefield Funding Company, LLC Series B, (Societe Generale, Paris LIQ), 1.254%, 7/10/2017	29,927,083
75,000,000	[1,2]	Starbird Funding Corp., 1.053%, 5/11/2017	74,978,125
		TOTAL	739,204,022
		Chemicals—0.5%
38,000,000	[1,2]	LyondellBasell Investment LLC, (LyondellBasell Industries N.V. LOC), 1.304%, 7/20/2017	37,890,222
		Container/Packaging—0.2%
15,500,000	[1,2]	Bemis Co., Inc., 1.10%, 5/5/2017	15,498,106
		Electrical Equipment—0.4%
26,000,000	[1,2]	Eaton Corp., (GTD by Eaton Corp. PLC), 1.00% - 1.05%, 5/1/2017 - 5/2/2017	25,999,825
		Finance - Automotive—2.0%
153,000,000	[1,2]	Ford Motor Credit Co. LLC, 1.254% - 1.304%, 5/1/2017 - 7/5/2017	152,798,083
		Finance - Commercial—4.1%
305,000,000	[1,2]	Atlantic Asset Securitization LLC, 0.84% - 1.204%, 5/1/2017 - 6/19/2017	304,776,361
		Finance - Retail—7.3%
100,000,000	[1,2]	Barton Capital S.A., 1.053%, 5/19/2017	99,947,500
50,000,000	[1,2]	CAFCO, LLC, 1.309%, 7/7/2017	49,879,028
1

Principal Amount			Value
		COMMERCIAL PAPER—continued[3]
		Finance - Retail—continued
$49,100,000	[1,2]	CHARTA, LLC, 1.258%, 6/12/2017	$49,028,396
45,000,000	[1,2]	Old Line Funding, LLC, 1.248%, 8/7/2017	44,848,100
300,000,000	[1,2]	Sheffield Receivables Company LLC, 1.226% - 1.306%, 5/8/2017 - 7/14/2017	299,532,902
		TOTAL	543,235,926
		Pharmaceuticals and Health Care—0.5%
37,500,000	[1,2]	AstraZeneca PLC, 1.03% - 1.181%, 5/2/2017 - 5/30/2017	37,475,879
		Retail—1.1%
80,000,000	[1,2]	CVS Health Corp., 1.12%, 5/4/2017	79,992,533
		TOTAL COMMERCIAL PAPER	2,011,864,707
		CORPORATE BONDS—0.5%
		Banking—0.5%
25,000,000		BNP Paribas SA, 2.375%, 9/14/2017	25,077,852
15,891,000	[4]	Citigroup, Inc., 1.554%, 5/1/2017	15,891,000
		TOTAL	40,968,852
		TOTAL CORPORATE BONDS	40,968,852
		NOTES-VARIABLE—34.1%[4]
		Banking—27.7%
100,000,000		Bank of Montreal, 1.355%, 6/1/2017	100,000,000
20,000,000		Bank of Montreal, 1.269%, 5/8/2018	20,000,000
100,000,000		Bank of Montreal, 1.385%, 5/3/2017	100,000,000
50,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.408%, 2/23/2018	50,000,000
68,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.434%, 2/15/2018	68,000,000
26,500,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.149%, 10/10/2017	26,500,000
25,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.50%, 5/22/2017	25,000,000
124,050,000	[1,2]	BlackRock Municipal Income Quality Trust, VMTP Preferred Shares (Series T0009) Daily VRDPs, (JP Morgan Chase Bank N.A. LIQ), 0.98%, 1/2/2019	124,050,000
34,140,000	[1,2]	BlackRock MuniHoldings Quality Fund, Inc., VMTP Preferred Shares (Series T0019) Daily VRDPs, (JP Morgan Chase Bank N.A. LIQ), 0.98%, 1/2/2019	34,140,000
113,000,000	[1,2]	Blackrock MuniYield Quality Fund II, Inc., VMTP Preferred Shares (Series T0012) Daily VRDPs, (JP Morgan Chase Bank N.A. LIQ), 0.98%, 1/2/2019	113,000,000
20,000,000	[1,2]	BlackRock Strategic Municipal Trust, VMTP Preferred Shares (Series T0015) Daily VRDPs, (JP Morgan Chase Bank N.A. LIQ), 0.98%, 1/2/2019	20,000,000
68,000,000	[1,2]	Canadian Imperial Bank of Commerce, 1.308%, 4/19/2018	68,000,000
145,000,000		Canadian Imperial Bank of Commerce, 1.223%, 5/22/2017	145,000,000
25,000,000		Chase Bank USA, N.A., 1.483%, 5/5/2017	25,000,000
32,000,000		Collateralized Commercial Paper Co. LLC, (J.P. Morgan Securities LLC Support Agreement), 1.34%, 12/11/2017	32,000,000
3,720,000		Colorado Health Facilities Authority, Series 2016B, (UMB Bank, N.A. LOC), 0.993%, 5/4/2017	3,720,000
10,265,000		Connecticut Water Co., Series 2004, (Citizens Bank, N.A., Providence LOC), 1.29%, 5/3/2017	10,265,000
9,590,000		Eric and Lizzie Bommer Insurance Trust, (BOKF, N.A. LOC), 0.98%, 5/4/2017	9,590,000
3,155,000		Galasso Materials LLC and Galasso Holdings LLC, (Series 1998), (KeyBank, N.A. LOC), 1.08%, 5/4/2017	3,155,000
3,985,000		Gannett Fleming, Inc., Series 2001, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.44%, 5/5/2017	3,985,000
6,300,000		GM Enterprises of Oregon, Inc., Series 2017, (Bank of the West, San Francisco, CA LOC), 0.97%, 5/4/2017	6,300,000
1,210,000		Graywood Farms LLC, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.44%, 5/5/2017	1,210,000
2,390,000		Green Knight EDC, Series 2004, (Fulton Bank, N.A. LOC), 1.30%, 5/4/2017	2,390,000
2,300,000		Hazlet Manor Associates, (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.44%, 5/2/2017	2,300,000
40,000,000		J.P. Morgan Securities LLC, 1.339%, 4/30/2017	40,000,000
18,085,000		J.R. Adventures Insurance Trust, Series 2014, (BOKF, N.A. LOC), 0.98%, 5/4/2017	18,085,000
155,000		Lancaster, PA IDA, Snavely's Mill, Inc. Series 2003-B, (Fulton Bank, N.A. LOC), 1.30%, 5/4/2017	155,000
12,950,000		Maryland State EDC, Human Genome Sciences (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.44%, 5/2/2017	12,950,000
7,580,000		Maryland State EDC, Human Genome Sciences Series 1999-B, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.44%, 5/2/2017	7,580,000
2

Principal Amount			Value
		NOTES-VARIABLE—continued[4]
		Banking—continued
$5,375,000		Michael Dennis Sullivan Irrevocable Trust, Series 2015, (Wells Fargo Bank, N.A. LOC), 0.97%, 5/4/2017	$5,375,000
77,500,000		Michigan State Finance Authority Revenue, Series 2010-A, (Bank of America N.A. LOC), 0.93%, 5/4/2017	77,500,000
25,000,000		Michigan State Finance Authority Revenue, Series 2010-B, (PNC Bank, N.A. LOC), 0.93%, 5/4/2017	25,000,000
3,405,000		Moran Enterprises, Inc., Series 2015, (BOKF, N.A. LOC), 1.05%, 5/4/2017	3,405,000
34,100,000	[1,2]	National Australia Bank Ltd., Melbourne, 1.29%, 4/6/2018	34,100,000
23,935,000		RBS Insurance Trust, Series 2015, (BOKF, N.A. LOC), 0.98%, 5/4/2017	23,935,000
105,000,000		Royal Bank of Canada, 1.314%, 5/16/2017	105,000,000
9,470,000		Sendra Family Irrevocable Trust, Series 2015, (BOKF, N.A. LOC), 0.98%, 5/4/2017	9,470,000
13,875,000		Steel Dust Recycling, LLC, Series 2016, (Comerica Bank LOC), 0.97%, 5/4/2017	13,875,000
2,000,000		Sumitomo Mitsui Banking Corp., 1.831%, 6/15/2017	2,004,326
100,000,000		Sumitomo Mitsui Banking Corp., 1.324%, 5/18/2017	100,000,000
75,000,000		Sumitomo Mitsui Banking Corp., 1.399%, 5/10/2017	75,000,000
80,000,000		Sumitomo Mitsui Banking Corp., 1.483%, 5/1/2017	80,000,000
3,600,000		Szuch and Plotkin Irrevocable Trust Agreement, Series 2016, (BOKF, N.A. LOC), 1.02%, 5/4/2017	3,600,000
6,460,000		The Harry M. Rubin 2014 Insurance Trust, Series 2014, (Wells Fargo Bank, N.A. LOC), 0.97%, 5/3/2017	6,460,000
8,820,000		The Jay Deitz 2015 Irrevocable Life Insurance Trust, Series 2016, (BOKF, N.A. LOC), 0.98%, 5/4/2017	8,820,000
9,825,000		The KVR Insurance Trust, Series 2014, (BOKF, N.A. LOC), 0.97%, 5/4/2017	9,825,000
5,305,000		The Larry L. Henry 2013 Family Trust II, Series 2015, (BOKF, N.A. LOC), 0.98%, 5/4/2017	5,305,000
7,995,000		The Larry L. Henry 2013 Family Trust, Series 2015, (BOKF, N.A. LOC), 0.98%, 5/4/2017	7,995,000
5,565,000		The Raymon Lee Ince Irrevocable Trust, Series 2013, (BOKF, N.A. LOC), 0.98%, 5/4/2017	5,565,000
6,680,000		The Rieber Life Insurance Trust, Series 2016, (BOKF, N.A. LOC), 0.98%, 5/4/2017	6,680,000
100,000,000		Toronto Dominion Bank, 1.338%, 5/8/2017	100,000,000
7,305,000		Tuttle Insurance Trust No. 2, Series 2015, (BOKF, N.A. LOC), 0.97%, 5/4/2017	7,305,000
175,000,000		Wells Fargo Bank, N.A., 1.49%, 7/27/2017	175,000,000
25,000,000		Wells Fargo Bank, N.A., 1.508%, 7/18/2017	25,000,000
23,000,000		Wells Fargo Bank, N.A., 1.528%, 5/24/2017	23,000,000
15,000,000		Wells Fargo Bank, N.A., 1.13%, 5/11/2017	14,999,332
25,000,000		Wells Fargo Bank, N.A., 1.334%, 5/1/2017	25,000,000
1,345,000		Wilsbach Distributors, Inc., (Series 1999), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.44%, 5/3/2017	1,345,000
13,000,000		Yavapai County, AZ IDA - Recovery Zone Facility, Taxable (Series 2015), (Bank of Nova Scotia, Toronto LOC), 1.00%, 5/4/2017	13,000,000
720,000		Ypsilanti, MI, UT GO, (Comerica Bank LOC), 1.02%, 5/3/2017	720,000
		TOTAL	2,066,658,658
		Finance - Commercial—0.3%
2,190,000		Woodgrain Millwork, Inc., Series 2004, (General Electric Capital Corp. LOC), 1.05%, 5/4/2017	2,190,000
19,825,000	[1,2]	Ziegler Realty, (General Electric Capital Corp. LOC), 1.05%, 5/4/2017	19,825,000
3,600,000	[1,2]	Ziegler Realty, Series 2008, (General Electric Capital Corp. LOC), 1.05%, 5/4/2017	3,600,000
		TOTAL	25,615,000
		Finance - Retail—3.6%
25,000,000	[1,2]	Barton Capital S.A., 1.26%, 9/13/2017	25,000,000
75,000,000	[1,2]	Old Line Funding, LLC, 1.363%, 8/2/2017	75,000,000
65,000,000	[1,2]	Old Line Funding, LLC, 1.39%, 6/13/2017	65,000,000
100,000,000	[1,2]	Old Line Funding, LLC, 1.408%, 5/23/2017	100,000,000
		TOTAL	265,000,000
		Government Agency—0.3%
9,467,000		Hart Family Holdings LLC, Series 2012, (Federal Home Loan Bank of Dallas LOC), 0.98%, 5/4/2017	9,467,000
14,000,000		Illinois Housing Development Authority, Housing Bonds, 2015 Subseries A-3, (Federal Home Loan Bank of Chicago LIQ), 0.90%, 5/4/2017	14,000,000
		TOTAL	23,467,000
		Metals & Mining—0.4%
10,000,000		Memphis-Shelby County, TN Industrial Development Board - PCRBs, (Series 2007), (GTD by Nucor Corp.), 1.10%, 5/3/2017	10,000,000
3

Principal Amount			Value
		NOTES-VARIABLE—continued[4]
		Metals & Mining—continued
$17,000,000		St. James Parish, LA, (Series 2010B-1), (GTD by Nucor Corp.), 1.06%, 5/3/2017	$17,000,000
		TOTAL	27,000,000
		Municipals—1.3%
10,500,000		Berkeley County, SC IDB, 1.10%, 5/3/2017	10,500,000
51,000,000		University of California (The Regents of), Series 2011 Z-1, 0.85%, 5/4/2017	51,000,000
34,300,000		University of California (The Regents of), Series 2011 Z-2, 0.88%, 5/4/2017	34,300,000
		TOTAL	95,800,000
		Oil & Oil Finance—0.5%
32,000,000		Port of Corpus Christi Authority of Nueces County, TX, (Series 2006), (GTD by Flint Hills Resources LLC), 1.10%, 5/3/2017	32,000,000
7,100,000		Port of Corpus Christi Authority of Nueces County, TX, (Series 2007), (GTD by Flint Hills Resources LLC), 1.10%, 5/3/2017	7,100,000
		TOTAL	39,100,000
		TOTAL NOTES-VARIABLE	2,542,640,658
		OTHER REPURCHASE AGREEMENTS—10.3%
200,000,000		BNP Paribas S.A., 1.04%, 5/1/2017, interest in a $200,000,000 collateralized loan agreement, dated 4/28/2017, will repurchase securities provided as collateral for $200,017,333, in which asset-backed securities, corporate bonds and U.S. Government Agency securities with a market value of $204,017,680 have been received as collateral and held with BNY Mellon as tri-party agent.	200,000,000
359,271,000	[5]	Citigroup Global Markets, Inc., 1.11% - 1.922%, 5/1/2017 - 10/23/2017, interest in a $415,000,000 collateralized loan agreement, dated 4/24/2017 - 4/28/2017, will repurchase securities provided as collateral for $416,661,223, in which asset-backed securities and collateralized mortgage obligations securities with a market value of $423,389,207 have been received as collateral and held with BNY Mellon as tri-party agent.	359,271,000
110,000,000		HSBC Securities (USA), Inc., 1.01%, 5/1/2017, interest in a $110,000,000 collateralized loan agreement, dated 4/28/2017, will repurchase securities provided as collateral for $110,009,258, in which corporate bonds and a medium-term note with a market value of $112,204,108 have been received as collateral and held with BNY Mellon as tri-party agent.	110,000,000
100,000,000	[5]	Wells Fargo Securities LLC, 1.61%, 5/9/2017, interest in a $100,000,000 collateralized loan agreement, dated 2/8/2017, will repurchase securities provided as collateral for $100,402,500, in which corporate bonds and collateralized mortgage obligations securities with a market value of $102,375,040 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
		TOTAL OTHER REPURCHASE AGREEMENTS	769,271,000
		REPURCHASE AGREEMENTS—3.9%
295,000,000		Interest in $400,000,000 joint repurchase agreement, 0.85% dated 4/28/2017 under which Deutsche Bank Securities, Inc. will repurchase the securities provided as collateral for $400,028,333 on 5/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 4/1/2047 and the market value of those underlying securities was $663,005,989.	295,000,000
		TOTAL REPURCHASE AGREEMENTS	295,000,000
		TOTAL INVESTMENTS—100.4% (AT AMORTIZED COST)[6]	7,491,679,659
		OTHER ASSETS AND LIABILITIES—(0.4)%[7]	(28,907,235)
		TOTAL NET ASSETS—100%	$7,462,772,424
Securities that are subject to the federal alternative minimum tax (AMT) represent 1.7% of the Fund's portfolio as calculated based upon total market value.
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2017, these restricted securities amounted to $2,703,873,485, which represented 36.2% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2017, these liquid restricted securities amounted to $2,703,873,485, which represented 36.2% of total net assets.
3	Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.
4	Floating rate note with current rate and current maturity or next reset date shown.
5	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
6	Also represents cost for federal tax purposes.
7	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2017.
4

Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principal. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions) and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2017, all investments of the fund are valued at amortized cost which is considered at level 2 inputs, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
EDC	—Economic Development Corporation
GO	—General Obligation
GTD	—Guaranteed
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
PCRBs	—Pollution Control Revenue Bonds
UT	—Unlimited Tax
VMTP	—Variable Rate Municipal Term Preferred
VRDPs	—Variable Rate Demand Preferreds
5
Federated Government Reserves Fund
Portfolio of Investments
April 30, 2017 (unaudited)
Principal Amount			Value
		GOVERNMENT AGENCIES—53.2%
$210,000,000	[1]	Federal Farm Credit System Discount Notes, 0.56% - 0.88%, 5/17/2017 - 1/11/2018	$209,224,759
889,115,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.856% - 1.153%, 5/1/2017 - 6/1/2017	889,179,128
55,601,000		Federal Farm Credit System Notes, 0.65% - 0.73%, 9/8/2017 - 10/20/2017	55,584,260
1,835,197,000	[1]	Federal Home Loan Bank System Discount Notes, 0.529% - 1.00%, 5/1/2017 - 1/25/2018	1,832,692,570
2,303,700,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.747% - 1.13%, 5/1/2017 - 7/27/2017	2,303,727,644
308,635,000		Federal Home Loan Bank System Notes, 0.57% - 2.25%, 5/9/2017 - 1/23/2018	308,803,940
78,000,000	[1]	Federal Home Loan Mortgage Corp. Discount Notes, 0.50% - 0.77%, 5/16/2017 - 6/21/2017	77,973,160
145,000,000	[2]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.906% - 1.126%, 6/8/2017 - 7/25/2017	145,000,000
86,958,000		Federal Home Loan Mortgage Corp. Notes, 0.70% - 1.00%, 5/8/2017 - 3/7/2018	86,963,306
240,000,000	[2]	Federal National Mortgage Association Floating Rate Notes, 0.999% - 1.013%, 5/8/2017 - 5/20/2017	239,992,837
156,220,000		Federal National Mortgage Association Notes, 0.875% - 8.95%, 12/20/2017 - 2/12/2018	156,235,116
		TOTAL GOVERNMENT AGENCIES	6,305,376,720
		U.S. TREASURY—6.5%
20,000,000		United States Treasury Bills, 0.675%, 7/20/2017	19,970,000
28,000,000		United States Treasury Notes, 0.625%, 5/31/2017	28,002,266
127,000,000		United States Treasury Notes, 0.625%, 8/31/2017	126,978,612
75,000,000		United States Treasury Notes, 0.625% - 2.375%, 7/31/2017	75,099,638
44,000,000		United States Treasury Notes, 0.875%, 7/15/2017	44,015,234
235,000,000		United States Treasury Notes, 0.875% - 2.25%, 11/30/2017	236,698,811
70,000,000		United States Treasury Notes, 0.875% - 2.625%, 1/31/2018	70,358,698
85,000,000		United States Treasury Notes, 1.00%, 12/31/2017	85,029,614
35,500,000		United States Treasury Notes, 4.25%, 11/15/2017	36,152,390
50,000,000		United States Treasury Notes, 4.75%, 8/15/2017	50,594,866
		TOTAL U.S. TREASURY	772,900,129
		REPURCHASE AGREEMENTS—40.4%
550,000,000		Repurchase agreement, 0.83% dated 4/28/2017 under which ABN Amro Bank N.V. will repurchase the securities provided as collateral for $550,038,042 on 5/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S.Treasury and U.S. Government Agency securities with various maturities to 3/1/2047 and the market value of those underlying securities was $563,393,396.	550,000,000
1,473,000,000		Interest in $1,500,000,000 joint repurchase agreement, 0.80% dated 4/28/2017 under which Barclays Capital, Inc. will repurchase the securities provided as collateral for $1,500,100,000 on 5/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S.Treasury securities with various maturities to 8/15/2045 and the market value of those underlying securities was $1,530,102,086.	1,473,000,000
500,000,000		Repurchase agreement, 0.78% dated 4/28/2017 under which Barclays Capital, Inc. will repurchase the securities provided as collateral for $500,032,500 on 5/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S.Treasury securities with various maturities to 2/15/2037 and the market value of those underlying securities was $510,033,191.	500,000,000
250,000,000		Repurchase agreement, 0.79% dated 4/26/2017 under which Barclays Capital, Inc. will repurchase the securities provided as collateral for $250,038,403 on 5/3/2017. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S.Treasury and U.S. Government Agency securities with various maturities to 3/1/2047 and the market value of those underlying securities was $255,028,328.	250,000,000
100,000,000		Repurchase agreement, 0.80% dated 4/28/2017 under which Barclays Capital, Inc. will repurchase the securities provided as collateral for $100,006,667 on 5/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S.Treasury securities with various maturities to 2/15/2043 and the market value of those underlying securities was $102,006,845.	100,000,000
50,000,000	[3]	Repurchase agreement, 0.63% dated 1/13/2017 under which BNP Paribas SA will repurchase the securities provided as collateral for $50,104,125 on 5/12/2017. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S.Treasury and U.S. Government Agency securities with various maturities to 4/1/2047 and the market value of those underlying securities was $51,097,437.	50,000,000
26,000,000		Repurchase agreement, 0.84% dated 4/28/2017 under which BNP Paribas Securities Corp. will repurchase the securities provided as collateral for $26,001,820 on 5/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 4/25/2046 and the market value of those underlying securities was $26,781,874.	26,000,000
1

Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$ 500,000,000		Repurchase agreement, 0.80% dated 4/27/2017 under which Citigroup Global Markets, Inc. will repurchase the securities provided as collateral for $500,077,778 on 5/4/2017. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S.Treasury and U.S. Government Agency securities with various maturities to 5/25/2047 and the market value of those underlying securities was $512,615,319.	$500,000,000
105,000,000		Interest in $400,000,000 joint repurchase agreement, 0.85% dated 4/28/2017 under which Deutsche Bank Securities, Inc. will repurchase the securities provided as collateral for $400,028,333 on 5/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 4/1/2047 and the market value of those underlying securities was $408,028,901.	105,000,000
375,000,000		Repurchase agreement, 0.80% dated 4/27/2017 under which Deutsche Bank Securities, Inc. will repurchase the securities provided as collateral for $375,058,333 on 5/4/2017. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 8/1/2054 and the market value of those underlying securities was $382,534,001.	375,000,000
400,000,000		Repurchase agreement, 0.84% dated 4/28/2017 under which Deutsche Bank Securities, Inc. will repurchase the securities provided as collateral for $400,028,000 on 5/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S.Treasury securities with various maturities to 5/31/2023 and the market value of those underlying securities was $408,028,595.	400,000,000
200,000,000	[3]	Repurchase agreement, 0.80% dated 4/28/2017 under which Goldman Sachs & Co. will repurchase the securities provided as collateral for $200,155,556 on 6/2/2017. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S.Treasury securities with various maturities to 11/15/2024 and the market value of those underlying securities was $204,013,665.	200,000,000
75,000,000		Interest in $100,000,000 joint repurchase agreement, 0.80% dated 4/28/2017 under which Merrill Lynch, Pierce, Fenner & Smith, Inc. will repurchase the securities provided as collateral for $100,006,667 on 5/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S.Treasury securities with various maturities to 11/15/2043 and the market value of those underlying securities was $102,006,886.	75,000,000
150,000,000	[3]	Repurchase agreement, 0.80% dated 3/17/2017 under which Wells Fargo Securities LLC will repurchase the securities provided as collateral for $150,200,000 on 5/16/2017. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 1/15/2055 and the market value of those underlying securities was $154,654,500.	150,000,000
25,000,000		Repurchase agreement, 0.83% dated 4/28/2017 under which Wells Fargo Securities LLC will repurchase the securities provided as collateral for $25,001,729 on 5/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 4/20/2047 and the market value of those underlying securities was $25,501,764.	25,000,000
		TOTAL REPURCHASE AGREEMENTS	4,779,000,000
		TOTAL INVESTMENTS—100.1% (AT AMORTIZED COST)[4]	11,857,276,849
		OTHER ASSETS AND LIABILITIES - NET—(0.1)%[5]	(16,471,924)
		TOTAL NET ASSETS—100%	$11,840,804,925
1	Discount rate at time of purchase.
2	Floating rate notes with current rate and current maturity or next reset date shown.
3	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2017.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party
2

pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2017, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
3
Federated Institutional Prime 60 Day Fund
Portfolio of Investments
April 30, 2017 (unaudited)
Principal Amount			Value
		COMMERCIAL PAPER—33.4%[1]
		Finance - Banking—21.5%
$350,000	[2,3]	Antalis S.A., (Societe Generale, Paris LIQ), 1.102%, 5/23/2017	$349,765
400,000	[2,3]	Cancara Asset Securitization LLC, 1.052%, 5/11/2017	399,883
400,000	[2,3]	Gotham Funding Corp., (Bank of Tokyo-Mitsubishi UFJ Ltd. LIQ), 1.072%, 6/5/2017	399,584
400,000		J.P. Morgan Securities LLC, 1.052%, 6/12/2017	399,510
400,000	[2,3]	Manhattan Asset Funding Company LLC, (Sumitomo Mitsui Banking Corp. LIQ), 1.082%, 5/30/2017	399,652
		TOTAL	1,948,394
		Finance - Commercial—4.7%
425,000	[2,3]	Atlantic Asset Securitization LLC, 1.062%, 6/9/2017	424,512
		Finance - Retail—2.8%
250,000	[2,3]	CRC Funding, LLC, 1.072%, 5/24/2017	249,829
		Municipal—4.4%
400,000		Kaiser Foundation Hospital, (GTD by Kaiser Permanente), 0.950%, 5/9/2017	399,915
		TOTAL COMMERCIAL PAPER (IDENTIFIED COST $3,022,650)	3,022,650
		CORPORATE BONDS—11.3%
		Finance - Banking—8.5%
450,000		Toronto Dominion Bank, 1.125%, 5/2/2017	449,999
319,000		Wells Fargo & Co., 2.100%, 5/8/2017	319,045
		TOTAL	769,044
		Insurance—2.8%
250,000	[2,3]	New York Life Global Funding, 1.650%, 5/15/2017	250,040
		TOTAL CORPORATE BONDS (IDENTIFIED COST $1,019,084)	1,019,084
		CORPORATE NOTES—22.6%
		Aerospace/Auto—4.7%
425,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 1.125%, 5/16/2017	425,006
		Finance - Banking—17.9%
400,000		Australia & New Zealand Banking Group, Melbourne, 1.250%, 6/13/2017	400,091
400,000		Credit Suisse AG, 1.375%, 5/26/2017	400,096
400,000		Royal Bank of Canada, 1.250%, 6/16/2017	400,088
425,000		UBS AG, 1.375%, 6/1/2017	425,047
		TOTAL	1,625,322
		TOTAL CORPORATE NOTES (IDENTIFIED COST $2,050,328)	2,050,328
		NOTES - VARIABLE—12.7%[4]
		Finance - Banking—2.8%
250,000		Alabama HFA MFH, (2000 Series C: Parktowne Apartments), (Branch Banking & Trust Co. LOC), 1.050%, 5/4/2017	250,000
		Finance - Retail—4.4%
400,000	[2,3]	Barton Capital S.A., 1.258%, 5/15/2017	400,000
		Government Agency—5.5%
250,000		Columbus, GA Development Authority, (Series 2008), (FHLMC LOC), 1.050%, 5/4/2017	250,000
250,000		Columbus, GA Development Authority, (Series 2008), (FNMA LOC), 1.050%, 5/4/2017	250,000
		TOTAL	500,000
		TOTAL NOTES—VARIABLE (IDENTIFIED COST $1,150,000)	1,150,000
1

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS—17.7%
	Finance - Banking—17.7%
$400,000	BMO Capital Markets Corp., 1.01%., dated 4/28/2017, interest in a $110,000,000 collateralized loan agreement will repurchase securities provided as collateral for $110,009,258 on 5/1/2017, in which asset backed securities, collateralized mortgage obligations and corporate bonds with a market value of $112,209,489 have been received as collateral and held with BNY Mellon as tri-party agent.	$400,000
400,000	BNP Paribas SA, 1.04%., dated 4/28/2017, interest in a $75,000,000 collateralized loan agreement will repurchase securities provided as collateral for $75,006,500 on 5/1/2017, in which asset backed securities, collateralized mortgage obligations and corporate bonds with a market value of $76,506,630 have been received as collateral and held with BNY Mellon as tri-party agent.	400,000
400,000	Citigroup Global Markets, Inc., 1.41%., dated 4/28/2017, interest in a $75,000,000 collateralized loan agreement will repurchase securities provided as collateral for $75,008,813 on 5/1/2017, in which asset backed securities, collateralized mortgage obligations and corporate bonds with a market value of $76,508,989 have been received as collateral and held with BNY Mellon as tri-party agent.	400,000
400,000	HSBC Securities (USA), Inc., 1.11%., dated 4/28/2017, interest in a $230,000,000 collateralized loan agreement will repurchase securities provided as collateral for $230,021,275 on 5/1/2017, in which asset backed securities, collateralized mortgage obligations and corporate bonds with a market value of $234,604,570 have been received as collateral and held with BNY Mellon as tri-party agent.	400,000
	TOTAL OTHER REPURCHASE AGREEMENTS (AT COST)	1,600,000
	REPURCHASE AGREEMENT—2.4%
	Finance - Banking—2.4%
216,000	Interest in $2,450,000,000 joint repurchase agreement 0.83%, dated 4/28/2017 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $2,450,169,458 on 5/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 2/20/2067 and the market value of those underlying securities was $2,513,183,866. (AT COST)	216,000
	TOTAL INVESTMENTS—100.1% (IDENTIFIED COST $9,058,062)[5]	9,058,062
	OTHER ASSETS AND LIABILITIES - NET—(0.1)%[6]	(7,797)
	TOTAL NET ASSETS—100%	$9,050,265
1	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2017, these restricted securities amounted to $2,873,265, which represented 31.7% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2017, these liquid restricted securities amounted to $2,873,265, which represented 31.7% of total net assets.
4	Denotes a variable rate security with current rate and next reset date shown.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2017.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security. The Fund may only use this method to value a portfolio security when it can reasonably conclude, at each time it makes a valuation determination, that the amortized cost price of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
2

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2017, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
The following acronyms are used throughout this portfolio:
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
HFA	—Housing Finance Authority
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MFH	—Multi-Family Housing
3
Federated Municipal Trust
Portfolio of Investments
April 30, 2017 (unaudited)
Principal Amount			Value
		SHORT-TERM MUNICIPALS—100.3%[1]
		Arizona—1.1%
$2,500,000	[2,3]	Arizona School Facilities Board, TOB Trust Receipts (2016-ZM0321) Weekly VRDNs (Assured Guaranty Corp. INS)/(Bank of America N.A. LIQ), 1.06%, 5/5/2017	$2,500,000
		California—4.1%
2,335,000		California Infrastructure & Economic Development Bank, (Series 2000A) Weekly VRDNs (Bonny Doon Winery, Inc.)/(Comerica Bank LOC), 1.05%, 5/5/2017	2,335,000
2,800,000		California PCFA, (Series 2014) Weekly VRDNs (Sierra Pacific Industries)/(Wells Fargo Bank, N.A. LOC), 1.02%, 5/5/2017	2,800,000
4,000,000	[2,3]	Golden State Tobacco Securitization Corp., CA, TOB Trust Certificates (2015-XF1038) Weekly VRDNs (California State)/(Deutsche Bank AG GTD)/(Deutsche Bank AG LIQ), 1.04%, 5/5/2017	4,000,000
		TOTAL	9,135,000
		Colorado—3.7%
1,700,000		Colorado HFA (Class I Bonds), (Series 2007) Weekly VRDNs (Xybix Systems, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 1.05%, 5/5/2017	1,700,000
1,925,000		Colorado HFA, (Series 2004A) Weekly VRDNs (Popiel Properties LLC)/(UMB Bank, N.A. LOC), 1.15%, 5/5/2017	1,925,000
4,615,000		Colorado HFA, (Series 2016A) Weekly VRDNs (Acme Manufacturing Company, Inc.)/(UMB Bank, N.A. LOC), 1.10%, 5/5/2017	4,615,000
		TOTAL	8,240,000
		Connecticut—1.4%
3,000,000		Putnam, CT, (LOT A2), 1.50% BANs, 7/12/2017	3,002,955
		Florida—3.2%
7,000,000		Miami-Dade County, FL IDA, (Series 2000A) Weekly VRDNs (CAE USA, Inc.)/(Royal Bank of Canada Montreal LOC), 0.93%, 5/5/2017	7,000,000
		Georgia—2.9%
700,000		Gainesville and Hall County, GA Development Authority, (Series 2002) Weekly VRDNs (Fieldale Farms Corp.)/(Rabobank Nederland NV, Utrecht LOC), 0.93%, 5/5/2017	700,000
2,830,000		Heard County, GA Development Authority, (First Series 1997) Daily VRDNs (Georgia Power Co.), 1.15%, 5/1/2017	2,830,000
3,000,000		Savannah, GA EDA, (Series 1995A) Weekly VRDNs (Home Depot, Inc.), 0.97%, 5/5/2017	3,000,000
		TOTAL	6,530,000
		Illinois—5.0%
3,160,000		Harvey, IL Multifamily Revenue, (Series 1997) Weekly VRDNs (Bethlehem Village)/(Federal Home Loan Bank of Indianapolis LOC), 1.10%, 5/5/2017	3,160,000
4,655,000	[2,3]	IIllinois Finance Authority, TOB Trust Certificates (2015-XF2122) Weekly VRDNs (Resurrection Health Care Corp.)/(AGM INS)/(Citibank NA, New York LIQ), 1.10%, 5/5/2017	4,655,000
3,340,000		Illinois Finance Authority, (Series 2006) Weekly VRDNs (Reliable Materials Lyons LLC)/(Fifth Third Bank, Cincinnati LOC), 1.12%, 5/5/2017	3,340,000
		TOTAL	11,155,000
		Indiana—1.6%
3,500,000		Bartholomew Consolidated School Corp., IN, 3.25% TANs, 12/29/2017	3,531,901
		Kentucky—0.7%
1,520,000		Somerset, KY Industrial Building, (Series 2000) Weekly VRDNs (Wonderfuel LLC)/(Comerica Bank LOC), 1.14%, 5/5/2017	1,520,000
		Louisiana—1.5%
2,500,000		Ascension Parish, LA, (Series 1997) Weekly VRDNs (BASF Corp.), 1.02%, 5/5/2017	2,500,000
800,000		St. James Parish, LA, (Series 2010B-1), (Guaranteed by Nucor Corp.), 1.06%, 5/5/2017	800,000
		TOTAL	3,300,000
		Massachusetts—2.5%
700,000		Massachusetts IFA, (Series 1992B), 1.05% CP (New England Power Co.), Mandatory Tender 5/31/2017	700,000
4,920,000		Massachusetts IFA, (Series 1992B), 1.05% CP (New England Power Co.), Mandatory Tender 5/25/2017	4,920,000
		TOTAL	5,620,000
1

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1]
		Michigan—6.8%
$10,600,000		Michigan State Housing Development Authority, (Series 2007E) Weekly VRDNs (Bank of Tokyo-Mitsubishi UFJ Ltd. LIQ), 1.20%, 5/5/2017	$10,600,000
4,600,000		St. Joseph, MI Hospital Finance Authority, (Series 2006) Weekly VRDNs (Lakeland Hospitals at Niles & St. Joseph Obligated Group)/(Assured Guaranty Municipal Corp., INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.00%, 5/5/2017	4,600,000
		TOTAL	15,200,000
		Mississippi—2.0%
4,435,000		Mississippi Home Corp., (Series 2004-5: Arbor Park Apartments) Weekly VRDNs (Jackson Partners LP)/(Federal National Mortgage Association LOC), 1.05%, 5/5/2017	4,435,000
		Multi State—9.0%
15,000,000	[2,3]	Nuveen Enhanced Quality Municipal Income Fund, (Series 1) Weekly VRDPs (Barclays Bank PLC LIQ), 1.06%, 5/5/2017	15,000,000
5,000,000	[2,3]	Nuveen Municipal Credit Income Fund, (Series 3) Weekly VRDPs (TD Bank, N.A. LIQ), 1.03%, 5/5/2017	5,000,000
		TOTAL	20,000,000
		Nebraska—0.9%
2,000,000		Stanton County, NE, (Series 1998) Weekly VRDNs (Nucor Corp.), 1.10%, 5/5/2017	2,000,000
		Nevada—0.9%
1,995,000		Director of the State of Nevada Department of Business and Industry, IDRBs (Series 1998A) Weekly VRDNs (575 Mill Street LLC)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.25%, 5/5/2017	1,995,000
		New Hampshire—3.4%
7,500,000		New Hampshire Business Finance Authority, (Series 2008) Daily VRDNs (Valley Regional Hospital)/(Citizens Bank, N.A., Providence LOC), 1.02%, 5/1/2017	7,500,000
		New Jersey—11.0%
3,000,000		Freehold Borough, NJ, (Series 2016A), 2.50% BANs, 12/1/2017	3,022,594
20,285,000	[2,3]	New Jersey Higher Education Assistance Authority, TOB Trust Certificates (2016-XG0032) Weekly VRDNs (AGM INS)/(Citibank NA, New York LIQ), 1.05%, 5/5/2017	20,285,000
1,000,000		North Plainfield, NJ, 2.50% BANs, 12/15/2017	1,006,339
		TOTAL	24,313,933
		New York—6.2%
5,000,000		Canastota, NY CSD, 2.00% BANs, 7/21/2017	5,012,094
1,825,000	[2,3]	Metropolitan Transportation Authority, NY, TOB Trust Receipts (2016-XF0499) Weekly VRDNs (MTA Transportation Revenue)/(Toronto Dominion Bank LIQ), 1.05%, 5/5/2017	1,825,000
5,000,000	[2,3]	Metropolitan Transportation Authority, NY, TOB Trust Receipts (2016-ZF0500) Weekly VRDNs (MTA Transportation Revenue)/(Toronto Dominion Bank LIQ), 1.05%, 5/5/2017	5,000,000
1,890,000		Watertown, NY, 2.25% BANs, 4/19/2018	1,901,694
		TOTAL	13,738,788
		North Carolina—2.7%
6,000,000		Boone, NC, 2.00% BANs, 11/1/2017	6,019,492
		North Dakota—1.8%
4,000,000		Grand Forks County, ND, (Series 2011) Weekly VRDNs (J. R. Simplot Co.)/(Cooperatieve Rabobank UA LOC), 1.05%, 5/5/2017	4,000,000
		Ohio—9.6%
1,500,000		Cuyahoga Falls, OH, 2.00% BANs, 11/30/2017	1,508,666
1,750,000		Independence, OH, (Series 2), 2.00% BANs, 12/6/2017	1,758,820
2,500,000		Lorain County, OH, (Series B), 1.25% BANs, 11/9/2017	2,504,550
1,161,105		Marietta, OH, 2.125% BANs, 5/11/2018	1,169,384
2,985,000		Marysville, OH, 1.375% BANs, 8/24/2017	2,988,035
3,000,000	[2,3]	Ohio State Higher Educational Facility Commission (University Hospitals Health System, Inc.), Golden Blue (Series 2017-006) VRENs (University Hospitals Health System, Inc.)/Barclays Bank PLC LIQ)/Barclays Bank PLC LOC), 1.12%, 6/9/2017	3,000,000
3,400,000		Toledo-Lucas County, OH Port Authority, (Series 2006) Weekly VRDNs (Van Deurzen Dairy LLC)/(Bank of America N.A. LOC), 0.98%, 5/5/2017	3,400,000
2,000,000		Wadsworth, OH, 2.75% BANs, 6/22/2017	2,004,690
3,000,000		Winton Woods, OH School District, Classroom Facilities, 1.75% BANs (Ohio State GTD), 7/27/2017	3,005,771
		TOTAL	21,339,916
		Oklahoma—2.3%
5,000,000		Broken Arrow, OK EDA, Weekly VRDNs (Blue Bell Creameries)/(JPMorgan Chase Bank, N.A. LOC), 1.11%, 5/5/2017	5,000,000
2

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1]
		Pennsylvania—2.4%
$2,700,000		Allegheny County, PA IDA, (Series of 2002) Weekly VRDNs (Carnegie Museums of Pittsburgh)/(Citizens Bank of Pennsylvania LOC), 0.95%, 5/5/2017	$2,700,000
2,600,000		Montgomery County, PA IDA, (Series 2000) Weekly VRDNs (Lonza, Inc.)/(Landesbank Hessen-Thuringen LOC), 1.03%, 5/5/2017	2,600,000
		TOTAL	5,300,000
		Rhode Island—2.5%
2,410,000		Rhode Island State Health and Educational Building Corp., (Series 2005A: Catholic School Pool Program Issue) Daily VRDNs (Citizens Bank, N.A., Providence LOC), 0.98%, 5/1/2017	2,410,000
3,245,000		Rhode Island State Health and Educational Building Corp., (Series 2007) Weekly VRDNs (CVS-Highlander Charter School, Inc.)/(Citizens Bank, N.A., Providence LOC), 1.05%, 5/5/2017	3,245,000
		TOTAL	5,655,000
		South Carolina—0.4%
1,000,000		Berkeley County, SC IDB, (Series 1997) Weekly VRDNs (Nucor Corp.), 1.10%, 5/5/2017	1,000,000
		Tennessee—1.8%
2,200,000		Memphis-Shelby County, TN IDB—PCRBs, (Series 2007), (Guaranteed by Nucor Corp.), 1.10%, 5/5/2017	2,200,000
1,700,000		Metropolitan Government Nashville & Davidson County, TN HEFA, (Series 2009) Weekly VRDNs (Meharry Medical College)/(Fifth Third Bank, Cincinnati LOC), 0.99%, 5/5/2017	1,700,000
		TOTAL	3,900,000
		Texas—5.1%
3,000,000		Calhoun, TX Port Authority, (Series 1998) Weekly VRDNs (BP PLC), 1.00%, 5/5/2017	3,000,000
8,300,000		Port of Corpus Christi Authority of Nueces County, TX, (Series 2007), (Guaranteed by Flint Hills Resources LLC), 1.10%, 5/5/2017	8,300,000
		TOTAL	11,300,000
		Virginia—1.2%
600,000		Fairfax County, VA EDA, (Series 2007) Weekly VRDNs (Mount Vernon Ladies' Association of the Union)/(SunTrust Bank LOC), 0.94%, 5/5/2017	600,000
2,000,000	[2,3]	Suffolk, VA EDA, Eagles (Series 2003-0014), 1.25% TOBs (Sentara Health Systems Obligation Group)/(Citibank NA, New York LIQ), Optional Tender 6/15/2017	2,000,000
		TOTAL	2,600,000
		Wisconsin—2.6%
3,000,000		Rothschild Village, WI, (Series 2007) Weekly VRDNs (Schuette, Inc.)/(BMO Harris Bank, N.A. LOC), 1.30%, 5/5/2017	3,000,000
2,715,000		Wisconsin State HEFA, (Series 2008) Weekly VRDNs (Wisconsin Lutheran Child & Family Services, Inc.)/(BMO Harris Bank, N.A. LOC), 1.30%, 5/5/2017	2,715,000
		TOTAL	5,715,000
		TOTAL INVESTMENTS—100.3% (AT AMORTIZED COST)[4]	222,546,985
		OTHER ASSETS AND LIABILITIES-NET—(0.3)%[5]	(745,021)
		TOTAL NET ASSETS—100%	$221,801,964
Securities that are subject to the federal alternative minimum tax (AMT) represent 56.8% of the Fund's portfolio as calculated based upon total market value.
1	Current rate and next reset date shown for Variable Rate Demand Notes.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2017, these restricted securities amounted to $63,265,000, which represented 28.5% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2017, these liquid restricted securities amounted to $63,265,000, which represented 28.5% of total net assets.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2017.
3

Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles (GAAP). The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2017, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
AGM	—Assured Guaranty Municipal Corp.
BANs	—Bond Anticipation Notes
CP	—Commercial Paper
CSD	—Central School District
EDA	—Economic Development Authority
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDRBs	—Industrial Development Revenue Bonds
IFA	—Industrial Finance Authority
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
PCFA	—Pollution Control Finance Authority
PCRBs	—Pollution Control Revenue Bonds
TANs	—Tax Anticipation Notes
TOB(s)	—Tender Option Bond(s)
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRENs	—Variable Rate Extendible Notes
4
Federated Government Obligations Fund
Portfolio of Investments
April 30, 2017 (unaudited)
Principal Amount			Value
		GOVERNMENT AGENCIES—50.3%
$1,577,750,000	[1]	Federal Farm Credit System Discount Notes, 0.550% - 1.120%, 5/10/2017 - 4/26/2018	$1,572,513,728
2,943,500,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.856% - 1.153%, 5/1/2017 - 6/1/2017	2,944,108,331
105,000,000		Federal Farm Credit System Notes, 0.650% - 1.150%, 9/8/2017 - 10/10/2017	104,960,479
9,384,745,000	[1]	Federal Home Loan Bank System Discount Notes, 0.529% - 1.145%, 5/1/2017 - 3/14/2018	9,374,239,780
15,894,250,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.609% - 1.120%, 5/1/2017 - 7/27/2017	15,894,203,502
786,065,000		Federal Home Loan Bank System Notes, 0.570% - 1.000%, 5/5/2017 - 1/12/2018	786,203,183
536,278,000	[1]	Federal Home Loan Mortgage Corp. Discount Notes, 0.500% - 0.770%, 5/1/2017 - 6/21/2017	536,145,192
1,724,600,000	[2]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.773% - 1.126%, 6/8/2017 - 7/25/2017	1,724,608,680
522,304,000		Federal Home Loan Mortgage Corp. Notes, 0.750% - 5.125%, 5/12/2017 - 1/12/2018	522,765,664
270,000,000	[1]	Federal National Mortgage Association Discount Notes, 0.750%, 5/11/2017	269,943,750
687,000,000	[2]	Federal National Mortgage Association Floating Rate Notes, 0.999% - 1.128%, 5/8/2017 - 7/11/2017	686,987,588
863,255,000		Federal National Mortgage Association Notes, 0.875% - 1.000%, 6/1/2017 - 12/20/2017	863,053,634
362,257,475	[2]	Housing and Urban Development Floating Rate Notes, 1.348%, 5/1/2017	362,257,475
100,000,000	[1]	Tennessee Valley Authority Discount Notes, 0.759%, 5/9/2017	99,983,133
34,920,000		Tennessee Valley Authority Bond, 5.500%, 7/18/2017	35,275,709
		TOTAL GOVERNMENT AGENCIES	35,777,249,828
		U.S. TREASURIES—8.7%
50,000,000	[1]	United States Treasury Bills, 0.675%, 7/20/2017	49,925,000
380,500,000	[1]	United States Treasury Bills, 0.725%, 8/31/2017	379,565,133
400,000,000	[1]	United States Treasury Bills, 0.758% - 0.760%, 5/4/2017	399,974,708
829,000,000		United States Treasury Notes, 0.625% - 1.875%, 8/31/2017	829,919,520
1,237,000,000		United States Treasury Notes, 0.625% - 2.250%, 11/30/2017	1,242,252,820
450,000,000		United States Treasury Notes, 0.625% - 2.375%, 7/31/2017	450,817,278
133,000,000		United States Treasury Notes, 0.625%, 5/31/2017	133,010,766
873,750,000		United States Treasury Notes, 0.750% - 2.750%, 12/31/2017	875,850,290
542,500,000		United States Treasury Notes, 0.875% - 4.250%, 11/15/2017	546,331,065
295,000,000		United States Treasury Notes, 0.875%, 5/15/2017	295,040,322
322,000,000		United States Treasury Notes, 0.875%, 7/15/2017	322,112,405
265,000,000		United States Treasury Notes, 0.875%, 1/31/2018	265,015,641
138,500,000		United States Treasury Notes, 1.875%, 10/31/2017	139,229,963
300,000,000		United States Treasury Notes, 4.750%, 8/15/2017	303,569,194
		TOTAL U.S. TREASURIES	6,232,614,105
		REPURCHASE AGREEMENTS—41.2%
825,000,000		Interest in $850,000,000 joint repurchase agreement 0.83%, dated 4/28/2017 under which ABN Amro Bank N.V., Netherlands will repurchase securities provided as collateral for $850,058,792 on 5/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 10/20/2066 and the market value of those underlying securities was $872,737,106.	825,000,000
80,000,000		Interest in $250,000,000 joint repurchase agreement 0.84%, dated 4/28/2017 under which ABN Amro Bank N.V., Netherlands will repurchase securities provided as collateral for $250,017,500 on 5/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 10/20/2046 and the market value of those underlying securities was $255,676,738.	80,000,000
50,000,000		Interest in $50,000,000 joint repurchase agreement 0.82%, dated 4/28/2017 under which BMO Capital Markets Corp. will repurchase securities provided as collateral for $50,003,417 on 5/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 4/1/2047 and the market value of those underlying securities was $51,046,072.	50,000,000
350,000,000	[3]	Interest in $450,000,000 joint repurchase agreement 0.63%, dated 1/13/2017 under which BNP Paribas S.A. will repurchase securities provided as collateral for $450,937,125 on 5/12/2017. The securities provided as collateral at the end of the period held with BNY Mellon tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 4/1/2047 and the market value of those underlying securities was $460,248,255.	350,000,000
1

Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$250,000,000		Repurchase agreement 0.78%, dated 4/27/2017 under which BNP Paribas S.A. will repurchase securities provided as collateral for $250,037,917 on 5/4/2017. The securities provided as collateral at the end of the period held with BNY Mellon tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2045 and the market value of those underlying securities was $255,022,178.	$250,000,000
500,000,000		Repurchase agreement 0.79%, dated 4/28/2017 under which BNP Paribas S.A. will repurchase securities provided as collateral for $500,076,806 on 5/5/2017. The securities provided as collateral at the end of the period held with BNY Mellon tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2045 and the market value of those underlying securities was $510,033,610.	500,000,000
375,000,000	[3]	Interest in $500,000,000 joint repurchase agreement 0.80%, dated 4/11/2017 under which BNP Paribas S.A. will repurchase securities provided as collateral for $500,333,333 on 5/11/2017. The securities provided as collateral at the end of the period held with BNY Mellon tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 3/20/2047 and the market value of those underlying securities was $510,307,821.	375,000,000
650,000,000		Interest in $1,550,000,000 joint repurchase agreement 0.82%, dated 4/28/2017 under which BNP Paribas S.A. will repurchase securities provided as collateral for $1,550,105,917 on 5/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2043 and the market value of those underlying securities was $1,581,108,104.	650,000,000
200,000,000		Repurchase agreement 0.83%, dated 4/28/2017 under which BNP Paribas S.A. will repurchase securities provided as collateral for $200,013,833 on 5/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 5/15/2045 and the market value of those underlying securities was $204,014,110.	200,000,000
400,000,000		Interest in $800,000,000 joint repurchase agreement 0.84%, dated 4/28/2017 under which BNP Paribas S.A. will repurchase securities provided as collateral for $800,056,000 on 5/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 3/1/2047 and the market value of those underlying securities was $818,512,787.	400,000,000
55,000,000		Repurchase agreement 0.84%, dated 4/28/2017 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $55,003,850 on 5/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 4/25/2046 and the market value of those underlying securities was $56,654,007.	55,000,000
819,205,000		Interest in $1,060,000,000 joint repurchase agreement 0.82%, dated 4/28/2017 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,060,072,433 on 5/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities maturing on 2/25/2044 and the market value of those underlying securities was $1,091,874,607.	819,205,000
200,000,000		Interest in $200,000,000 joint repurchase agreement 0.82%, dated 4/28/2017 under which Bank of Montreal will repurchase securities provided as collateral for $200,013,667 on 5/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 3/20/2047 and the market value of those underlying securities was $204,768,524.	200,000,000
1,200,000,000		Interest in $1,400,000,000 joint repurchase agreement 0.80%, dated 4/28/2017 under which Bank of Nova Scotia will repurchase securities provided as collateral for $1,400,093,333 on 5/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2045 and the market value of those underlying securities was $1,428,095,212.	1,200,000,000
250,000,000		Interest in $500,000,000 joint repurchase agreement 0.82%, dated 4/28/2017 under which Bank of Nova Scotia will repurchase securities provided as collateral for $500,034,167 on 5/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 5/1/2047 and the market value of those underlying securities was $510,634,273.	250,000,000
375,000,000	[3]	Interest in $500,000,000 joint repurchase agreement 0.91%, dated 3/15/2017 under which Bank of Nova Scotia will repurchase securities provided as collateral for $502,047,500 on 8/25/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 5/1/2047 and the market value of those underlying securities was $510,984,800.	375,000,000
500,000,000		Repurchase agreement 0.78%, dated 4/28/2017 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $500,032,500 on 5/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2043 and the market value of those underlying securities was $510,033,153.	500,000,000
250,000,000		Repurchase agreement 0.83%, dated 4/28/2017 under which Citibank, N.A. will repurchase securities provided as collateral for $250,017,292 on 5/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 5/1/2047 and the market value of those underlying securities was $255,026,994.	250,000,000
750,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.80%, dated 4/27/2017 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $1,000,155,556 on 5/4/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 12/15/2057 and the market value of those underlying securities was $1,023,273,117.	750,000,000
450,000,000		Interest in $750,000,000 joint repurchase agreement 0.78%, dated 4/24/2017 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $750,113,750 on 5/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 10/31/2021 and the market value of those underlying securities was $765,116,116.	450,000,000
2

Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$750,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.78%, dated 4/26/2017 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $1,000,151,667 on 5/3/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities maturing on 2/28/2022 and the market value of those underlying securities was $1,020,110,568.	$750,000,000
127,500,000		Interest in $1,000,000,000 joint repurchase agreement 0.80%, dated 4/28/2017 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $1,000,066,667 on 5/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2026 and the market value of those underlying securities was $1,020,068,006.	127,500,000
500,000,000	[3]	Interest in $1,000,000,000 joint repurchase agreement 0.84%, dated 4/17/2017 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $1,000,326,667 on 5/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2046 and the market value of those underlying securities was $1,020,333,282.	500,000,000
1,850,000,000		Interest in $2,800,000,000 joint repurchase agreement 0.80%, dated 4/28/2017 under which Credit Suisse Securities (USA) LLC will repurchase securities provided as collateral for $2,800,186,667 on 5/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 7/15/2025 and the market value of those underlying securities was $2,856,001,330.	1,850,000,000
3,000,000,000		Repurchase agreement 0.75%, dated 4/28/2017 under which Federal Reserve Bank of New York will repurchase securities provided as collateral for $3,000,187,500 on 5/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2042 and the market value of those underlying securities was $3,000,187,558.	3,000,000,000
500,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.80%, dated 4/28/2017 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $1,000,066,667 on 5/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 4/25/2047 and the market value of those underlying securities was $1,026,024,000.	500,000,000
500,000,000	[3]	Interest in $800,000,000 joint repurchase agreement 0.80%, dated 4/28/2017 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $800,622,222 on 6/2/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2026 and the market value of those underlying securities was $816,054,408.	500,000,000
150,000,000		Repurchase agreement 0.80%, dated 4/28/2017 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $150,010,000 on 5/1/2017. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 11/1/2045 and the market value of those underlying securities was $154,504,180.	150,000,000
400,000,000		Repurchase agreement 0.80%, dated 4/28/2017 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $400,026,667 on 5/1/2017. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 12/20/2046 and the market value of those underlying securities was $412,000,539.	400,000,000
500,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.80%, dated 4/28/2017 under which ING Financial Markets LLC will repurchase securities provided as collateral for $1,000,066,667 on 5/1/2017. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2026 and the market value of those underlying securities was $1,018,468,750.	500,000,000
67,700,000		Repurchase agreement 0.82%, dated 4/28/2017 under which ING Financial Markets LLC will repurchase securities provided as collateral for $67,704,626 on 5/1/2017. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 10/1/2046 and the market value of those underlying securities was $69,059,935.	67,700,000
100,000,000	[3]	Repurchase agreement 0.89%, dated 8/29/2016 under which ING Financial Markets LLC will repurchase securities provided as collateral for $100,148,333 on 6/6/2017. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 2/1/2045 and the market value of those underlying securities was $103,054,944.	100,000,000
100,000,000	[3]	Repurchase agreement 0.89%, dated 10/3/2016 under which ING Financial Markets LLC will repurchase securities provided as collateral for $100,148,333 on 6/23/2017. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 10/1/2046 and the market value of those underlying securities was $103,011,656.	100,000,000
100,000,000	[3]	Repurchase agreement 0.89%, dated 11/22/2016 under which ING Financial Markets LLC will repurchase securities provided as collateral for $100,148,333 on 6/23/2017. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 10/1/2046 and the market value of those underlying securities was $103,012,355.	100,000,000
150,000,000	[3]	Repurchase agreement 0.89%, dated 9/2/2016 under which ING Financial Markets LLC will repurchase securities provided as collateral for $150,222,500 on 6/16/2017. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 12/1/2046 and the market value of those underlying securities was $154,543,864.	150,000,000
450,000,000		Repurchase agreement 0.84%, dated 4/28/2017 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $450,031,500 on 5/1/2017. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 1/15/2054 and the market value of those underlying securities was $463,500,896.	450,000,000
3

Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$400,000,000		Interest in $875,000,000 joint repurchase agreement 0.79%, dated 4/27/2017 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $875,096,007 on 5/2/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2024 and the market value of those underlying securities was $886,625,944.	$400,000,000
131,138,000		Interest in $550,000,000 joint repurchase agreement 0.83%, dated 4/28/2017 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $550,038,042 on 5/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 4/1/2047 and the market value of those underlying securities was $563,477,406.	131,138,000
1,000,000,000		Interest in $1,500,000,000 joint repurchase agreement 0.83%, dated 4/28/2017 under which MUFG Securities Americas, Inc. will repurchase securities provided as collateral for $1,500,103,750 on 5/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 3/20/2067 and the market value of those underlying securities was $1,544,150,789.	1,000,000,000
550,000,000		Interest in $850,000,000 joint repurchase agreement 0.79%, dated 4/27/2017 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $850,130,569 on 5/4/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2046 and the market value of those underlying securities was $867,076,151.	550,000,000
1,596,984,000		Interest in $2,450,000,000 joint repurchase agreement 0.83%, dated 4/28/2017 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $2,450,169,458 on 5/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 2/20/2067 and the market value of those underlying securities was $2,513,183,866.	1,596,984,000
148,974,000		Repurchase agreement 0.85%, dated 4/28/2017 under which Prudential Insurance Co. of America will repurchase securities provided as collateral for $148,984,552 on 5/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon tri-party agent, were U.S. Government Agency securities with various maturities to 11/1/2044 and the market value of those underlying securities was $151,641,011.	148,974,000
468,647,000		Repurchase agreement 0.84%, dated 4/28/2017 under which Prudential Legacy Insurance Co. of America will repurchase securities provided as collateral for $468,679,805 on 5/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon tri-party agent, were U.S. Government Agency securities with various maturities to 5/15/2045 and the market value of those underlying securities was $475,919,224.	468,647,000
500,000,000	[3]	Repurchase agreement 0.80%, dated 3/16/2017 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $500,666,667 on 5/15/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 4/1/2047 and the market value of those underlying securities was $512,675,248.	500,000,000
250,000,000	[3]	Interest in $500,000,000 joint repurchase agreement 0.80%, dated 3/16/2017 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $500,677,778 on 5/16/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 5/1/2047 and the market value of those underlying securities was $510,521,334.	250,000,000
400,000,000	[3]	Interest in $500,000,000 joint repurchase agreement 0.80%, dated 3/22/2017 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $500,711,111 on 5/25/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 3/25/2047 and the market value of those underlying securities was $512,155,451.	400,000,000
955,000,000		Interest in $1,955,000,000 joint repurchase agreement 0.80%, dated 4/28/2017 under which Royal Bank of Canada, will repurchase securities provided as collateral for $1,955,130,333 on 5/1/2017. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities with various maturities to 2/28/2023 and the market value of those underlying securities was $1,994,232,941.	955,000,000
1,300,000,000		Repurchase agreement 0.80%, dated 4/28/2017 under which Royal Bank of Scotland will repurchase securities provided as collateral for $1,300,086,667 on 5/1/2017. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2045 and the market value of those underlying securities was $1,326,003,651.	1,300,000,000
350,000,000	[3]	Interest in $800,000,000 joint repurchase agreement 0.77%, dated 4/5/2017 under which Societe Generale, New York will repurchase securities provided as collateral for $800,598,889 on 5/10/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2044 and the market value of those underlying securities was $816,453,842.	350,000,000
300,000,000		Repurchase agreement 0.79%, dated 4/27/2017 under which Societe Generale, New York will repurchase securities provided as collateral for $300,046,083 on 5/4/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 9/15/2058 and the market value of those underlying securities was $306,891,477.	300,000,000
200,000,000	[3]	Interest in $300,000,000 joint repurchase agreement 0.80%, dated 4/27/2017 under which Societe Generale, New York will repurchase securities provided as collateral for $300,220,000 on 5/30/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2047 and the market value of those underlying securities was $306,027,244.	200,000,000
300,000,000		Interest in $400,000,000 joint repurchase agreement 0.79%, dated 4/25/2017 under which TD Securities (USA), LLC will repurchase securities provided as collateral for $400,061,444 on 5/2/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 8/1/2046 and the market value of those underlying securities was $408,053,758.	300,000,000
4

Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$600,000,000	[3]	Interest in $800,000,000 joint repurchase agreement 0.80%, dated 3/17/2017 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $801,066,667 on 5/16/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 5/1/2047 and the market value of those underlying securities was $818,162,691.	$600,000,000
400,000,000		Interest in $550,000,000 joint repurchase agreement 0.80%, dated 4/27/2017 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $550,085,556 on 5/4/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 5/1/2047 and the market value of those underlying securities was $561,049,868.	400,000,000
275,000,000	[3]	Interest in $375,000,000 joint repurchase agreement 0.81%, dated 3/16/2017 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $375,767,813 on 6/15/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 1/15/2045 and the market value of those underlying securities was $386,649,769.	275,000,000
250,000,000		Repurchase agreement 0.83%, dated 4/28/2017 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $250,017,292 on 5/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 11/20/2046 and the market value of those underlying securities was $255,017,638.	250,000,000
1,080,000,000		Interest in $2,080,000,000 joint repurchase agreement 0.83%, dated 4/28/2017 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $2,080,143,867 on 5/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 3/16/2052 and the market value of those underlying securities was $2,121,827,556.	1,080,000,000
50,000,000		Repurchase agreement 0.83%, dated 4/28/2017 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $50,003,458 on 5/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 4/20/2047 and the market value of those underlying securities was $51,003,528.	50,000,000
		TOTAL REPURCHASE AGREEMENTS	29,280,148,000
		TOTAL INVESTMENTS—100.2% (AT AMORTIZED COST)[4]	71,290,011,933
		OTHER ASSETS AND LIABILITIES - NET—(0.2)%[5]	(177,091,978)
		TOTAL NET ASSETS—100%	$71,112,919,955
1	Discount rate at time of purchase.
2	Floating rate notes with current rate and next reset date shown.
3	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2017.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principal. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a Valuation Committee (“Valuation Committee“) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
5

As of April 30, 2017, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
6
Federated Government Obligations Tax-Managed Fund
Portfolio of Investments
April 30, 2017 (unaudited)
Principal Amount			Value
		GOVERNMENT AGENCIES—71.6%
$702,000,000	[1]	Federal Farm Credit System Discount Notes, 0.55% - 1.09%, 5/3/2017 - 2/28/2018	$699,676,083
1,024,482,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.684% - 1.151%, 5/9/2017 - 7/27/2017	1,024,693,652
76,990,000		Federal Farm Credit System Notes, 0.65% - 0.85%, 6/5/2017 - 11/21/2017	76,964,482
1,635,900,000	[1]	Federal Home Loan Bank System Discount Notes, 0.53% - 0.945%, 5/1/2017 - 10/11/2017	1,634,355,909
1,006,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.781% - 1.035%, 5/1/2017 - 6/27/2017	1,006,063,408
100,000,000		Federal Home Loan Bank System Notes, 1.00%, 6/9/2017	100,040,306
9,022,000		Tennessee Valley Authority Bond, 6.25%, 12/15/2017	9,314,963
		TOTAL GOVERNMENT AGENCIES	4,551,108,803
		U.S. TREASURY—29.8%
125,000,000		United States Treasury Bills, 0.53%, 5/18/2017	124,968,715
450,000,000		United States Treasury Bills, 0.56% - 0.62%, 6/1/2017	449,777,833
55,000,000		United States Treasury Bills, 0.60% - 0.64%, 5/4/2017	54,997,150
110,650,000		United States Treasury Bills, 0.785%, 7/6/2017	110,490,185
100,000,000		United States Treasury Bills, 0.955%, 10/26/2017	99,527,806
1,007,000,000		United States Treasury Notes, 0.625% - 2.75%, 5/31/2017	1,007,830,001
50,000,000		United States Treasury Notes, 0.75%, 6/30/2017	50,004,853
		TOTAL U.S. TREASURY	1,897,596,543
		TOTAL INVESTMENTS—101.4% (AT AMORTIZED COST)[3]	6,448,705,346
		OTHER ASSETS AND LIABILITIES - NET—(1.4)%[4]	(89,690,770)
		TOTAL NET ASSETS—100%	$6,359,014,576
1	Discount rate at time of purchase.
2	Floating rate note with current rate and current maturity or next reset date shown.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2017.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions) and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
1

As of April 30, 2017, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
2
Federated Institutional Money Market Management
Portfolio of Investments
April 30, 2017 (unaudited)
Principal Amount			Value
		CERTIFICATES OF DEPOSIT—6.8%
		Finance - Banking—6.8%
$5,000,000		Canadian Imperial Bank of Commerce, 1.480%, 2/14/2018	$5,004,650
8,000,000		Sumitomo Mitsui Trust Bank Ltd., 0.920%, 5/1/2017	8,000,000
		TOTAL CERTIFICATES OF DEPOSIT (IDENTIFIED COST $13,000,000)	13,004,650
		COMMERCIAL PAPER—29.7%[1]
		Finance - Banking—7.3%
4,000,000	[2,3]	Gotham Funding Corp., (Bank of Tokyo-Mitsubishi UFJ Ltd. LIQ), 1.052%, 6/9/2017	3,995,450
5,000,000	[2,3]	Matchpoint Finance PLC, (BNP Paribas SA LIQ), 1.133%, 6/1/2017	4,995,134
5,000,000	[2,3]	NRW.Bank, 1.103%, 7/12/2017	4,988,969
		TOTAL	13,979,553
		Finance - Retail—13.5%
8,000,000	[2,3]	CRC Funding, LLC, 0.993%, 5/24/2017	7,994,940
8,000,000	[2,3]	Fairway Finance Co. LLC, 0.993%, 5/22/2017	7,995,380
10,000,000	[2,3]	Starbird Funding Corp., 1.033%—1.224%, 5/22/2017 - 7/10/2017	9,985,042
		TOTAL	25,975,362
		Finance - Securities—2.1%
4,000,000	[2,3]	Ridgefield Funding Company, LLC Series B, (Societe Generale, Paris LIQ), 1.102%, 6/2/2017	3,996,089
		Sovereign—6.8%
5,000,000	[2,3]	Caisse des Depots et Consignations (CDC), 1.133%, 7/21/2017	4,987,190
8,000,000	[2,3]	Kells Funding, LLC, (FMS Wertmanagement AoR LIQ), 1.003%, 5/22/2017	7,996,000
		TOTAL	12,983,190
		TOTAL COMMERCIAL PAPER (IDENTIFIED COST $56,934,416)	56,934,194
		CORPORATE NOTE—2.1%
		Finance - Banking—2.1%
4,000,000		Credit Suisse AG, 1.375%, 5/26/2017 (IDENTIFIED COST $4,000,611)	4,000,611
		NOTES - VARIABLE—38.9%[4]
		Finance - Banking—25.0%
5,000,000	[2,3]	ASB Finance Ltd., (GTD by ASB Bank Ltd.), 1.250%, 5/17/2017	5,002,042
3,000,000	[2,3]	Alpine Securitization Ltd., (Credit Suisse AG LIQ), 1.194%, 5/19/2017	2,999,979
8,000,000		Bank of Montreal, 1.334%, 5/15/2017	8,006,636
3,000,000		Canadian Imperial Bank of Commerce, 1.434%, 5/15/2017	3,005,201
9,395,000		Miami-Dade County, FL IDA, Badia Spices, Inc. Project Series 2015, (Northern Trust Co., Chicago, IL LOC), 0.960%, 5/4/2017	9,395,000
4,490,000		Mike P. Sturdivant, Sr. Family Trust, Series 2016, (Wells Fargo Bank, N.A. LOC), 0.970%, 5/4/2017	4,490,000
8,000,000		Toronto Dominion Bank, 1.254%, 5/15/2017	8,003,661
5,000,000		Wells Fargo Bank, N.A., 1.450%, 5/15/2017	5,008,952
2,000,000		Westpac Banking Corp. Ltd., Sydney, 1.290%, 6/29/2017	2,001,292
		TOTAL	47,912,763
		Finance - Retail—4.2%
8,000,000	[2,3]	Thunder Bay Funding, LLC, 1.280%, 5/15/2017	8,004,031
		Finance - Securities—5.0%
5,000,000		Collateralized Commercial Paper Co. LLC, (J.P. Morgan Securities LLC SA), 1.352%, 6/12/2017	5,002,604
4,500,000		Collateralized Commercial Paper Co. LLC, (J.P. Morgan Securities LLC SA), 1.406%, 5/9/2017	4,504,265
		TOTAL	9,506,869
1

Principal Amount		Value
	NOTES - VARIABLE—continued[4]
	Government Agency—4.7%
$9,000,000	MB N4P3, LLC, Series 2015-A Mission Bay Apartments Project, (FHLB of San Francisco LOC), 0.980%, 5/4/2017	$9,000,000
	TOTAL NOTES - VARIABLE (IDENTIFIED COST $74,385,000)	74,423,663
	OTHER REPURCHASE AGREEMENTS—15.2%
	Finance - Banking—15.2%
3,000,000	BMO Capital Markets Corp., 1.01%, dated 4/28/2017, interest in a $110,000,000 collateralized loan agreement will repurchase securities provided as collateral for $110,009,258 on 5/1/2017, in which asset backed securities, collateralized mortgage obligations and corporate bonds with a market value of $112,209,489 have been received as collateral and held with BNY Mellon as tri-party agent.	3,000,000
4,000,000	BNP Paribas S.A., 1.04%, dated 4/28/2017, interest in a $75,000,000 collateralized loan agreement will repurchase securities provided as collateral for $75,006,500 on 5/1/2017, in which asset backed securities, collateralized mortgage obligations and corporate bonds with a market value of $76,506,630 have been received as collateral and held with BNY Mellon as tri-party agent.	4,000,000
9,000,000	Citigroup Global Markets, Inc. 1.41%, dated 4/28/2017, interest in a $75,000,000 collateralized loan agreement will repurchase securities provided as collateral for $75,008,813 on 5/1/2017, in which asset backed securities, collateralized mortgage obligations and corporate bonds with a market value of $76,508,989have been received as collateral and held with BNY Mellon as tri-party agent.	9,000,000
9,000,000	HSBC Securities (USA), Inc. 1.11%, dated 4/28/2017, interest in a $230,000,000 collateralized loan agreement will repurchase securities provided as collateral for $230,021,275 on 5/1/2017, in which asset backed securities, collateralized mortgage obligations and corporate bonds with a market value of $234,604,570 have been received as collateral and held with BNY Mellon as tri-party agent.	9,000,000
4,000,000	MUFG Securities Americas, Inc., 1.13%, dated 4/20/2017 interest in a $185,000,000 collateralized loan agreement will repurchase securities provided as collateral for $185,081,297 on 5/4/2017, in which asset backed securities, collateralized mortgage obligations and corporate bonds with a market value of $188,765,167 have been received as collateral and held with BNY Mellon as tri-party agent.	4,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS (AT COST)	29,000,000
	REPURCHASE AGREEMENT—7.3%
	Finance - Banking—7.3%
14,000,000	Interest in $2,450,000,000 joint repurchase agreement 0.83%, dated 4/28/2017 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $2,450,169,458 on 5/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 2/20/2067 and the market value of those underlying securities was $2,513,183,866. (AT COST)	14,000,000
	TOTAL INVESTMENTS—100.0% (IDENTIFIED COST $191,320,027)[5]	191,363,118
	OTHER ASSETS AND LIABILITIES - NET—0.0%[6]	(21,386)
	TOTAL NET ASSETS—100%	$191,341,732
1	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2017, these restricted securities amounted to $72,940,246, which represented 38.1% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2017, these liquid restricted securities amounted to $72,940,246, which represented 38.1% of total net assets.
4	Denotes a variable rate security with current rate and next reset date shown.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2017.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security. The Fund may only use this method to value a portfolio security when it can reasonably conclude, at each time it makes a valuation determination, that the amortized cost price of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation.
2

■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2017, all investments of the Fund utilized Level 2 inputs, in valuing the Fund's assets carried at fair value.
The following acronyms are used throughout this portfolio:
FHLB	—Federal Home Loan Bank
GTD	—Guaranteed
IDA	—Industrial Development Authority
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
3
Federated Municipal Obligations Fund
.0Portfolio of Investments
April 30, 2017 (unaudited)
Principal Amount			Value
		SHORT-TERM MUNICIPALS—102.8%[1]
		Alabama—6.2%
$2,200,000		Alabama HFA MFH, (2000 Series C: Parktowne Apartments) Weekly VRDNs (Park Towne Villas Ltd.)/(Branch Banking & Trust Co. LOC), 1.050%, 5/4/2017	$2,200,000
3,470,000		Alabama HFA MFH, (2007 Series C) Weekly VRDNs (Summit South Mall Apartments Ltd.)/(FNMA LOC), 1.050%, 5/4/2017	3,470,000
1,450,000		Autauga County, AL IDA, (Series 2008) Weekly VRDNs (Marshall Prattville, LLC)/(Wells Fargo Bank, N.A. LOC), 0.970%, 5/4/2017	1,450,000
4,070,000		Chambers County, AL IDA, (Series 2007) Weekly VRDNs (Daeki America, Inc.)/(Comerica Bank LOC), 1.000%, 5/4/2017	4,070,000
50,000,000		Columbia, AL IDB PCRB, (Series 1997) Daily VRDNs (Alabama Power Co.), 1.000%, 5/1/2017	50,000,000
15,000,000		Columbia, AL IDB PCRB, (Series 1997) Weekly VRDNs (Alabama Power Co.), 1.120%, 5/4/2017	15,000,000
3,450,000		Columbia, AL IDB PCRB, (Series C) Daily VRDNs (Alabama Power Co.), 0.960%, 5/1/2017	3,450,000
14,570,000		Millport, AL IDA, (Series 2007) Weekly VRDNs (Steel Dust Recycling, LLC)/(Comerica Bank LOC), 0.980%, 5/4/2017	14,570,000
130,000		Tallassee, AL IDB, (Series 1998) Weekly VRDNs (Milstead Farm Group, Inc.)/(FHLB of Atlanta LOC), 1.280%, 5/4/2017	130,000
		TOTAL	94,340,000
		Arizona—0.9%
155,000		Casa Grande, AZ IDA, (Series 2002A) Weekly VRDNs (Price Cos., Inc.)/(Bank of America N.A. LOC), 1.150%, 5/4/2017	155,000
7,221,000		Flagstaff, AZ IDA, (Series 1999) Weekly VRDNs (Joy Cone Co.)/(Citizens Bank of Pennsylvania LOC), 1.030%, 5/4/2017	7,221,000
6,750,000		Pinal County, AZ IDA, (Series 2002) Weekly VRDNs (Milky Way Dairy LLC)/(Cooperatieve Rabobank UA LOC), 0.990%, 5/4/2017	6,750,000
		TOTAL	14,126,000
		California—14.8%
5,015,000		California Enterprise Development Authority, (Series 2015) Weekly VRDNs (J. Harris Industrial Water Treatment, Inc.)/(City National Bank LOC), 1.050%, 5/4/2017	5,015,000
5,000,000		California PCFA, (Series 2001A) Weekly VRDNs (Western Sky Dairy)/(Bank of America N.A. LOC), 0.980%, 5/4/2017	5,000,000
3,500,000		California PCFA, (Series 2002) Weekly VRDNs (Carlos Echeverria and Sons Dairy)/(CoBank, ACB LOC), 0.980%, 5/4/2017	3,500,000
2,940,000		California PCFA, (Series 2002) Weekly VRDNs (T & W Farms)/(Bank of America N.A. LOC), 0.980%, 5/4/2017	2,940,000
2,000,000		California PCFA, (Series 2003) Weekly VRDNs (C.A. and E.J. Vanderham Family Trust)/(CoBank, ACB LOC), 0.970%, 5/4/2017	2,000,000
3,000,000		California PCFA, (Series 2003) Weekly VRDNs (P & D Dairy and Poso Creek Family Dairy, LLC)/(Bank of the West, San Francisco, CA LOC), 0.980%, 5/4/2017	3,000,000
1,795,000		California PCFA, (Series 2011) Weekly VRDNs (Recycling Industries, Inc.)/(Comerica Bank LOC), 1.070%, 5/3/2017	1,795,000
2,805,000		California PCFA, (Series 2011A) Weekly VRDNs (Zerep Management Corp.)/(Comerica Bank LOC), 1.070%, 5/3/2017	2,805,000
2,435,000		California PCFA, (Series 2012A) Weekly VRDNs (Metropolitan Recycling LLC)/(Comerica Bank LOC), 1.070%, 5/3/2017	2,435,000
2,060,000		California PCFA, (Series 2014) Weekly VRDNs (Bay Counties Waste Services, Inc.)/(Comerica Bank LOC), 1.070%, 5/3/2017	2,060,000
950,000		California PCFA, (Series 2014) Weekly VRDNs (Mill Valley Refuse Service, Inc.)/(Comerica Bank LOC), 1.070%, 5/3/2017	950,000
25,000,000		California PCFA, (Series 2014) Weekly VRDNs (Sierra Pacific Industries)/(Wells Fargo Bank, N.A. LOC), 1.020%, 5/3/2017	25,000,000
3,855,000		California PCFA, (Series 2014) Weekly VRDNs (Zerep Management Corp.)/(Comerica Bank LOC), 1.070%, 5/3/2017	3,855,000
1,500,000	[2,3]	California State, Municipal Securities Trust Receipts (Series 2007-SGC-6) Weekly VRDNs (Societe Generale, Paris LIQ)/(Societe Generale, Paris LOC), 0.920%, 5/4/2017	1,500,000
1,800,000		California Statewide Communities Development Authority IDRB, (Series 2001A: American Modular Systems, Inc.) Weekly VRDNs (Sarich Family Living Trust)/(Bank of the West, San Francisco, CA LOC), 1.170%, 5/4/2017	1,800,000
13,455,000	[2,3]	Carlsbad, CA USD, Stage Trust (Series 2009-22Z), 1.10% TOBs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 5/1/2017	13,455,000
21,230,000	[2,3]	Dublin, CA USD, Stage Trust (Series 2009-73Z), 1.10% TOBs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 5/11/2017	21,230,000
54,990,000	[2,3]	Golden State Tobacco Securitization Corp., CA, Tender Option Bond Trust Certificates (2015-XF1038) Weekly VRDNs (California State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 1.040%, 5/4/2017	54,990,000
30,685,000	[2,3]	Hartnell, CA CCD, Stage Trust (Series 2009-64Z), 1.10% TOBs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 5/4/2017	30,685,000
1,500,000		Hillsborough, CA Water and Sewer Systems, (Series 2000A) Weekly VRDNs (Bank of the West, San Francisco, CA LIQ), 0.940%, 5/4/2017	1,500,000
19,500,000	[2,3]	Nuveen California Dividend Advantage Municipal Fund, (NAC Series 2) Weekly VRDPs (Citibank NA, New York LIQ), 1.030%, 5/4/2017	19,500,000
1

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1]
		California—continued
$19,000,000	[2,3]	Nuveen California Dividend Advantage Municipal Fund, (NAC Series 5) Weekly VRDPs (Citibank NA, New York LIQ), 1.030%, 5/4/2017	$19,000,000
		TOTAL	224,015,000
		Colorado—1.4%
7,460,000	[2,3]	Cherry Creek, CO School District No. 5, Solar Eclipse (Series 2017-003), 1.06% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 7/20/2017	7,460,000
3,300,000		Colorado Agricultural Development Authority, (Series 2006) Weekly VRDNs (Monte Vista Dairy, LLC)/(CoBank, ACB LOC), 0.980%, 5/4/2017	3,300,000
11,205,000	[2,3]	El Paso County, CO School District #20 Academy, Solar Eclipse (Series 2017-0006), 1.07% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 7/27/2017	11,205,000
		TOTAL	21,965,000
		Connecticut—1.5%
3,800,000		Connecticut Development Authority, (Series 1993) Weekly VRDNs (Rand-Whitney Containerboard LP)/(Bank of Montreal LOC), 0.960%, 5/3/2017	3,800,000
500,000		Connecticut Health and Educational Facilities Authority, (Series O) Weekly VRDNs (Yale-New Haven Hospital)/(Wells Fargo Bank, N.A. LOC), 0.880%, 5/3/2017	500,000
300,000		Connecticut State HEFA, (Series C) Weekly VRDNs (Westminster School)/(Bank of America N.A. LOC), 0.950%, 5/4/2017	300,000
200,000		Connecticut State HEFA, (Series E) Weekly VRDNs (Taft School)/(Wells Fargo Bank, N.A. LOC), 0.950%, 5/3/2017	200,000
1,000,000	[2,3]	Connecticut State, PUTTERs (Series 5003) Daily VRDNs (J.P. Morgan Securities LLC LIQ), 0.920%, 5/1/2017	1,000,000
7,200,000		Putnam, CT, (LOT A2), 1.50% BANs, 7/12/2017	7,207,093
1,205,000		Shelton, CT Housing Authority, (Series 1998) Weekly VRDNs (Crosby Commons)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.950%, 5/4/2017	1,205,000
5,000,000		Stamford, CT Housing Authority, (Series 2016) Weekly VRDNs (Fairfield Apartments)/(FNMA LOC), 0.910%, 5/4/2017	5,000,000
3,000,000		Stratford, CT, 2.50% BANs, 1/3/2018	3,024,042
		TOTAL	22,236,135
		District of Columbia—0.3%
4,775,000	[2,3]	District of Columbia Water & Sewer Authority, Solar Eclipse (Series 2017-0015), 1.08% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 5/25/2017	4,775,000
		Florida—8.2%
4,750,000		Citizens Property Insurance Corp. FL, (Series 2009A-1), 6.00% Bonds (Citizens Property Insurance Coastal Account), 6/1/2017	4,770,414
1,220,000		Citizens Property Insurance Corp. FL, (Series 2010A-1), 4.00% Bonds (Citizens Property Insurance Coastal Account)/(Assured Guaranty Municipal Corp. INS), 6/1/2017	1,223,100
1,525,000		Citizens Property Insurance Corp. FL, (Series 2010A-1), 4.25% Bonds (Citizens Property Insurance Coastal Account), 6/1/2017	1,529,196
17,970,000		Citizens Property Insurance Corp. FL, (Series 2010A-1), 5.25% Bonds (Citizens Property Insurance Coastal Account), 6/1/2017	18,033,888
15,000,000		Jacksonville, FL PCR, Pollution Control Revenue Refunding Bonds (Series 1992), 0.94% CP (Florida Power & Light Co.), Mandatory Tender 5/11/2017	15,000,000
30,000,000		Lee County, FL IDA, (Series 2016A) Daily VRDNs (Florida Power & Light Co.), 1.050%, 5/1/2017	30,000,000
28,175,000		Lee County, FL IDA, (Series 2016B) Daily VRDNs (Florida Power & Light Co.), 1.050%, 5/1/2017	28,175,000
10,000,000	[2,3]	Miami-Dade County, FL Water & Sewer, Tender Option Bond Trust Receipts (2015-ZF0268) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Toronto Dominion Bank LIQ), 1.050%, 5/4/2017	10,000,000
6,000,000	[2,3]	Orlando, FL Contract Tourist Development, Tender Option Bond Trust Receipts (2015-XM0006) Weekly VRDNs (Orlando, FL)/(JPMorgan Chase Bank, N.A. LIQ), 1.000%, 5/4/2017	6,000,000
10,000,000		Sunshine State Governmental Finance Commission, FL, Callable Tax-Exempt Notes (Series H), 0.80% CP (Orlando, FL)/(JPMorgan Chase Bank, N.A. LIQ), Mandatory Tender 6/8/2017	10,000,000
		TOTAL	124,731,598
		Georgia—2.4%
850,000		Atlanta, GA, Urban Residential Finance Authority, (Series 1995) Weekly VRDNs (West End Housing Development)/(FNMA LOC), 1.050%, 5/4/2017	850,000
5,500,000		Atlanta, GA, Urban Residential Finance Authority, (Series 2006) Weekly VRDNs (Columbia at Sylvan Hills Apartments)/(FNMA LOC), 1.050%, 5/4/2017	5,500,000
1,000,000		Bulloch County, GA Development Authority, (Series 1999) Weekly VRDNs (Apogee Enterprises, Inc.)/(Wells Fargo Bank, N.A. LOC), 1.090%, 5/4/2017	1,000,000
5,215,000		Columbus, GA Development Authority, (Series 2008) Weekly VRDNs (Avalon Apartments LP)/(FNMA LOC), 1.050%, 5/4/2017	5,215,000
8,600,000		Kennesaw, GA Development Authority, (Series 2004) Weekly VRDNs (Lakeside Vista Apartments)/(FNMA LOC), 1.050%, 5/4/2017	8,600,000
15,000,000		Main Street Gas, Inc., GA, (Series 2010 A2), 1.01% TOBs (Royal Bank of Canada LOC), Optional Tender 6/1/2017	15,000,000
2

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1]
		Georgia—continued
$600,000		Savannah, GA EDA, (Series 1995A) Weekly VRDNs (Home Depot, Inc.), 0.970%, 5/3/2017	$600,000
		TOTAL	36,765,000
		Hawaii—0.3%
4,990,000		Hawaii State Department of Budget & Finance (Queen's Health Systems), (2015 Series C) VRENs, 1.350%, 5/4/2017	4,990,000
		Idaho—0.5%
8,000,000		Idaho Health Facilities Authority, (Series 2013ID), 0.78% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 6/1/2017	8,000,000
		Illinois—1.1%
1,145,000		Crystal Lake, IL IDA, (Series 2006) Weekly VRDNs (Millennium Electronics, Inc.)/(U.S. Bank, N.A. LOC), 1.160%, 5/4/2017	1,145,000
400,000		Illinois Development Finance Authority IDB, (Series 1997) Weekly VRDNs (Tempco Electric Heater Corp.)/(JPMorgan Chase Bank, N.A. LOC), 1.110%, 5/4/2017	400,000
1,000,000		Illinois Development Finance Authority IDB, (Series 2001) Weekly VRDNs (Apogee Enterprises, Inc.)/(Wells Fargo Bank, N.A. LOC), 1.090%, 5/4/2017	1,000,000
1,845,000		Illinois Development Finance Authority IDB, (Series 2001) Weekly VRDNs (Val-Matic Valve & Manufacturing Corp.)/(Bank of America N.A. LOC), 1.060%, 5/4/2017	1,845,000
1,845,000		Illinois Housing Development Authority, Florida House (2008 Series C) Weekly VRDNs (FHLB of Chicago LIQ), 0.990%, 5/4/2017	1,845,000
10,000,000	[2,3]	Illinois Housing Development Authority, Tender Option Bond Trust Certificates (2016-XG0093) Weekly VRDNs (GNMA COL)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 1.150%, 5/4/2017	10,000,000
335,000		Woodridge, DuPage, Will and Cook Counties, IL, (Series 2005) Weekly VRDNs (Home Run Inn Frozen Foods Corp.)/(JPMorgan Chase Bank, N.A. LOC), 1.090%, 5/4/2017	335,000
		TOTAL	16,570,000
		Indiana—5.0%
16,000,000		Bartholomew Consolidated School Corp., IN, 3.25% TANs, 12/29/2017	16,145,834
6,640,000		Bloomington, IN EDRB, (Series 2008: Henderson Court Apartments) Weekly VRDNs (SY Henderson Court Investors, LP)/(FHLMC LOC), 1.050%, 5/4/2017	6,640,000
1,200,000		Indiana Development Finance Authority, D/B/A Center for Behavioral Health (Series 2002) Weekly VRDNs (South Central Community Mental Health Centers, Inc.)/(Wells Fargo Bank, N.A. LOC), 1.050%, 5/4/2017	1,200,000
9,090,000	[2,3]	Indiana State Finance Authority, Stage Trust (Series 2009-82C), 1.10% TOBs (Trinity Healthcare Credit Group)/(Wells Fargo & Co. LIQ), Optional Tender 5/4/2017	9,090,000
5,000,000		Jasper County, IN EDA, (Series 2010A) Weekly VRDNs (T & M LP)/(AgriBank FCB LOC), 0.980%, 5/4/2017	5,000,000
6,000,000		Logansport, IN, (Series 2006) Weekly VRDNs (Andersons Clymers Ethanol LLC)/(CoBank, ACB LOC), 1.000%, 5/4/2017	6,000,000
5,150,000		Portage, IN, (Series 1999) Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 1.050%, 5/4/2017	5,150,000
10,000,000		Portage, IN, PCRB (Series 1998-A) Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 1.050%, 5/4/2017	10,000,000
1,000,000		Portage, IN, PCRB (Series 1998-B) Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 1.050%, 5/4/2017	1,000,000
10,000,000		Spencer County, IN PCA, (Series 1998) Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 1.050%, 5/4/2017	10,000,000
5,000,000		Whiting, IN Environmental Facilities, Revenue Bonds (Series 2005), 5.00% Bonds (BP PLC), 7/1/2017	5,029,948
		TOTAL	75,255,782
		Iowa—1.1%
4,770,000		Iowa Finance Authority, (Series 2001A) Weekly VRDNs (U.S. Filter Water)/(Societe Generale, Paris LOC), 0.980%, 5/4/2017	4,770,000
5,300,000		Iowa Finance Authority, (Series 2007) Weekly VRDNs (Five Star Holdings LLC)/(AgriBank FCB LOC), 0.980%, 5/4/2017	5,300,000
6,000,000		Iowa Finance Authority, (Series 2007) Weekly VRDNs (Roorda Dairy, LLC)/(AgriBank FCB LOC), 0.970%, 5/4/2017	6,000,000
		TOTAL	16,070,000
		Kentucky—0.1%
2,030,000		Kentucky Housing Corp., (Series 2007) Weekly VRDNs (Arbors of Madisonville Apartments LP)/(U.S. Bank, N.A. LOC), 1.150%, 5/4/2017	2,030,000
		Louisiana—3.7%
12,300,000		Ascension Parish, LA, (Series 1995) Weekly VRDNs (BASF Corp.), 1.020%, 5/3/2017	12,300,000
4,500,000		Ascension Parish, LA, (Series 1997) Weekly VRDNs (BASF Corp.), 1.020%, 5/3/2017	4,500,000
4,630,000		Louisiana HFA, (Series 2007) Weekly VRDNs (Emerald Point Apartments Partners, Ltd.)/(FNMA LOC), 1.050%, 5/4/2017	4,630,000
1,800,000		Port of New Orleans, LA, (Series 2000) Weekly VRDNs (New Orleans Steamboat Co.)/(FHLB of Dallas LOC), 1.050%, 5/4/2017	1,800,000
7,000,000		St. James Parish, LA, (Series 2010A-1) Weekly VRDNs (Nucor Steel Louisiana LLC)/(GTD by Nucor Corp.), 1.050%, 5/3/2017	7,000,000
3

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1]
		Louisiana—continued
$25,800,000		St. James Parish, LA, (Series 2010B-1) Weekly VRDNs (Nucor Steel Louisiana LLC)/(GTD by Nucor Corp.), 1.060%, 5/3/2017	$25,800,000
		TOTAL	56,030,000
		Maryland—0.2%
1,145,000		Maryland State Economic Development Corp., (Series 2005A) Weekly VRDNs (Canusa Hershman Recycling)/(Wells Fargo Bank, N.A. LOC), 1.050%, 5/5/2017	1,145,000
1,500,000		Washington County, MD Economic Development Revenue Board, (Series 2006) Weekly VRDNs (Packaging Services of Maryland, Inc.)/(Wells Fargo Bank, N.A. LOC), 1.100%, 5/4/2017	1,500,000
		TOTAL	2,645,000
		Massachusetts—1.3%
2,612,500		Haverhill, MA, 1.75% BANs, 12/1/2017	2,622,334
10,000,000		Massachusetts Development Finance Agency, (Series 2004), 1.10% CP (Nantucket Electric Co.)/(GTD by Massachusetts Electric Co.), Mandatory Tender 5/31/2017	10,000,000
5,603,000		Massachusetts IFA, (Series 1992B), 1.05% CP (New England Power Co.), Mandatory Tender 6/9/2017	5,603,000
1,500,000	[2,3]	Massachusetts Water Resources Authority, Tender Option Bond Trust Certificates (2016-XX1002) Weekly VRDNs (Barclays Bank PLC LIQ), 0.930%, 5/4/2017	1,500,000
		TOTAL	19,725,334
		Michigan—9.6%
65,950,000	[2,3]	Eastern Michigan University Board of Regents, Barclays Floater Certificates (Series 2015-6WE) Weekly VRDNs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.050%, 5/4/2017	65,950,000
4,500,000		Grand Rapids, MI IDR, (Series 2007) Weekly VRDNs (Clipper Belt Lacer Co.)/(Bank of America N.A. LOC), 1.060%, 5/4/2017	4,500,000
71,425,000		Michigan State Housing Development Authority, (Series 2007E) Weekly VRDNs (Bank of Tokyo-Mitsubishi UFJ Ltd. LIQ), 1.200%, 5/3/2017	71,425,000
3,890,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Fresh Solution Farms)/(Fifth Third Bank, Cincinnati LOC), 1.010%, 5/5/2017	3,890,000
		TOTAL	145,765,000
		Mississippi—1.0%
6,085,000		Mississippi Home Corp., (Series 2004-6) Weekly VRDNs (Windsor Park Partners LP)/(FNMA LOC), 1.050%, 5/4/2017	6,085,000
8,580,000		Mississippi Home Corp., (Series 2006-1) Weekly VRDNs (Terrace Park Apartments)/(Wells Fargo Bank, N.A. LOC), 1.050%, 5/4/2017	8,580,000
		TOTAL	14,665,000
		Missouri—0.2%
3,615,000	[2,3]	Kansas City, MO Water Revenue, Solar Eclipse (Series 2017-0016), 1.08% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 5/25/2017	3,615,000
		Multi-State—6.2%
37,100,000	[2,3]	Nuveen Enhanced AMT-Free Quality Municipal Income Fund, (Series 4) Weekly VRDPs (Barclays Bank PLC LIQ), 1.020%, 5/4/2017	37,100,000
56,300,000	[2,3]	Nuveen Municipal Credit Income Fund, (Series 3) Weekly VRDPs (TD Bank, N.A. LIQ), 1.030%, 5/4/2017	56,300,000
		TOTAL	93,400,000
		Nevada—0.5%
3,645,000	[2,3]	Clark County, NV, Solar Eclipse (Series 2017-0025), 1.08% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 6/22/2017	3,645,000
4,000,000	[2,3]	Nevada State Highway Revenue, Solar Eclipse (Series 2017-0018), 1.17% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 8/31/2017	4,000,000
		TOTAL	7,645,000
		New Hampshire—1.2%
3,000,000		New Hampshire Business Finance Authority, (Series 1990B), 1.05% CP (New England Power Co.), Mandatory Tender 5/18/2017	3,000,000
15,610,000		New Hampshire Business Finance Authority, (Series 2008) Daily VRDNs (Valley Regional Hospital)/(Citizens Bank, N.A., Providence LOC), 1.020%, 5/1/2017	15,610,000
		TOTAL	18,610,000
		New Jersey—3.5%
3,930,000		Clayton Borough, NJ, (Series A), 2.50% BANs, 12/11/2017	3,955,442
7,000,000		Freehold Borough, NJ, (Series 2016A), 2.50% BANs, 12/1/2017	7,052,718
11,435,000	[2,3]	Garden State Preservation Trust, NJ, Tender Option Bond Trust Receipts (2016-ZF0416) Weekly VRDNs (New Jersey State)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.100%, 5/4/2017	11,435,000
2,317,000		Milltown, NJ, 2.25% BANs, 12/20/2017	2,327,916
1,000,000		Monroe Township (Gloucester County), NJ, (Series A), 2.50% BANs, 12/6/2017	1,006,504
11,000,000		New Jersey Housing & Mortgage Finance Agency, (Series 2005-O) Weekly VRDNs (Barclays Bank PLC LIQ), 1.100%, 5/3/2017	11,000,000
4

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1]
		New Jersey—continued
$3,750,000	[2,3]	New Jersey State EDA, Tender Option Bond Trust Certificates (2016-XF2393) Weekly VRDNs (New Jersey State)/(Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.960%, 5/4/2017	$3,750,000
3,780,000		Somers Point, NJ, 2.50% BANs, 12/7/2017	3,805,839
8,000,000		Wood-Ridge, NJ Board of Education, 2.00% BANs, 11/2/2017	8,037,081
		TOTAL	52,370,500
		New Mexico—0.2%
3,400,000		Albuquerque, NM IDRB, (Series 1999) Weekly VRDNs (El Encanto, Inc.)/(Wells Fargo Bank, N.A. LOC), 1.050%, 5/4/2017	3,400,000
300,000		Los Lunas Village, NM, (Series 1998) Weekly VRDNs (Wall Colmonoy Corp.)/(Bank of America N.A. LOC), 1.190%, 5/3/2017	300,000
		TOTAL	3,700,000
		New York—5.3%
5,959,000		Cooperstown, NY CSD, 1.75% BANs, 6/30/2017	5,966,951
5,590,000		Hempstead (town), NY IDA MFH, (Series 2006) Weekly VRDNs (Hempstead Village Housing Associates LP)/(FNMA LOC), 1.050%, 5/4/2017	5,590,000
4,426,272		Homer, NY CSD, 2.00% BANs, 6/30/2017	4,433,038
6,375,000		Kingston, NY, (2016 Series B), 2.00% BANs, 11/9/2017	6,408,199
14,500,000	[2,3]	Metropolitan Transportation Authority, NY, Tender Option Bond Trust Receipts (2016-ZF0500) Weekly VRDNs (MTA Transportation Revenue)/(Toronto Dominion Bank LIQ), 1.050%, 5/4/2017	14,500,000
4,200,000		New Rochelle, NY IDA, (Series 2006: West End Phase I Facility) Weekly VRDNs (180 Union Avenue Owner LP)/(Citibank NA, New York LOC), 1.000%, 5/4/2017	4,200,000
24,880,000		New York State Energy Research & Development Authority, (1997 Series A) Weekly VRDNs (National Grid Generation LLC)/(Royal Bank of Scotland PLC, Edinburgh LOC), 1.070%, 5/3/2017	24,880,000
5,000,000		Owego-Apalachin, NY CSD, 2.00% RANs, 2/22/2018	5,022,864
10,000,000		West Genesee, NY CSD, 2.00% BANs, 6/30/2017	10,016,333
		TOTAL	81,017,385
		North Carolina—2.2%
2,350,000		Boone, NC Water and Sewer, 2.00% BANs, 11/1/2017	2,357,048
6,000,000		Boone, NC, 1.50% BANs, 11/1/2017	6,002,993
6,500,000		Boone, NC, 2.00% BANs, 11/1/2017	6,521,116
18,000,000		Hertford County, NC Industrial Facilities & PCFA, (Series 2000A) Weekly VRDNs (Nucor Corp.), 1.090%, 5/3/2017	18,000,000
		TOTAL	32,881,157
		North Dakota—1.6%
25,000,000		Grand Forks County, ND, (Series 2011) Weekly VRDNs (J. R. Simplot Co.)/(Cooperatieve Rabobank UA LOC), 1.050%, 5/3/2017	25,000,000
		Ohio—1.9%
4,250,000		Avon, OH Water System, 2.00% BANs, 2/1/2018	4,272,207
12,000,000	[2,3]	Middletown, OH, Golden Blue (Series 2017-003) Weekly VRDNs (Premier Health Partners Obligated Group)/(Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.050%, 5/4/2017	12,000,000
7,000,000	[2,3]	Ohio State Higher Educational Facility Commission (University Hospitals Health System, Inc.), Golden Blue (Series 2017-006) VRENs (University Hospitals Health System, Inc.)/(Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.120%, 5/4/2017	7,000,000
5,000,000		Winton Woods, OH School District, Classroom Facilities, 1.75% BANs (GTD by Ohio State), 7/27/2017	5,009,618
		TOTAL	28,281,825
		Pennsylvania—3.5%
13,240,000		Emmaus, PA General Authority, (Series 1996) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 0.950%, 5/3/2017	13,240,000
13,950,000		Mercer County, PA, (Series 2011) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.960%, 5/4/2017	13,950,000
8,900,000		Montgomery County, PA IDA, (Series 2000) Weekly VRDNs (Lonza, Inc.)/(Landesbank Hessen-Thuringen LOC), 1.030%, 5/4/2017	8,900,000
16,325,000		Pittsburgh, PA Water & Sewer Authority, First Lien (Series D-2) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.960%, 5/4/2017	16,325,000
		TOTAL	52,415,000
		South Carolina—0.7%
8,000,000		Berkeley County, SC IDB Weekly VRDNs (Nucor Corp.), 1.100%, 5/3/2017	8,000,000
1,880,000		South Carolina Jobs-EDA, (Series 2007) Weekly VRDNs (ACI Industries LLC)/(Bank of America N.A. LOC), 1.100%, 5/4/2017	1,880,000
		TOTAL	9,880,000
5

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1]
		South Dakota—0.2%
$3,000,000		South Dakota Value Added Finance Authority, (Series 2004) Weekly VRDNs (Prairie Gold Dairy LLC)/(CoBank, ACB LOC), 0.970%, 5/4/2017	$3,000,000
		Tennessee—1.3%
3,170,000		Jackson, TN Health Educational & Housing Facilities Board Multifamily Revenue, (Series 1998) Weekly VRDNs (Park Ridge Apartments)/(Wells Fargo Bank, N.A. LOC), 1.050%, 5/4/2017	3,170,000
12,800,000		Memphis-Shelby County, TN Industrial Development Board—PCRB, (Series 2007) Weekly VRDNs (Nucor Steel Memphis, Inc.)/(GTD by Nucor Corp.), 1.100%, 5/3/2017	12,800,000
3,300,000		Metropolitan Government Nashville & Davidson County, TN HEFA, (Series 2009) Weekly VRDNs (Meharry Medical College)/(Fifth Third Bank, Cincinnati LOC), 0.990%, 5/5/2017	3,300,000
		TOTAL	19,270,000
		Texas—10.9%
25,000,000		Brazos River, TX, HBR Nav District, (Series 1996) Weekly VRDNs (BASF Corp.), 1.020%, 5/3/2017	25,000,000
15,800,000		Brazos River, TX, HBR Nav District, (Series 1997) Weekly VRDNs (BASF Corp.), 1.020%, 5/3/2017	15,800,000
7,000,000		Calhoun, TX Port Authority, (Series 1998) Weekly VRDNs (BP PLC), 1.000%, 5/3/2017	7,000,000
2,950,000		Dalhart, TX Economic Development Corp., (Series 2005) Weekly VRDNs (Northside Farms LLC)/(AgriBank FCB LOC), 0.970%, 5/4/2017	2,950,000
2,100,000		Dallam County, TX Industrial Development Corp., (Series 2007) Weekly VRDNs (Consolidated Dairy Management LLC)/(Wells Fargo Bank, N.A. LOC), 0.980%, 5/4/2017	2,100,000
18,100,000	[2,3]	El Paso County, TX Hospital District, PUTTERs (Series 2998) Weekly VRDNs (Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.200%, 5/4/2017	18,100,000
4,000,000		Jewett, TX Economic Development Corporation, (Series 2003) Weekly VRDNs (Nucor Corp.), 1.100%, 5/3/2017	4,000,000
59,025,000		Port of Corpus Christi Authority of Nueces County, TX, (Series 2002A) Weekly VRDNs (Flint Hills Resources LLC)/(GTD by Flint Hills Resources LLC), 1.080%, 5/3/2017	59,025,000
12,500,000		Port of Corpus Christi Authority of Nueces County, TX, (Series 2003) Weekly VRDNs (Flint Hills Resources LLC), 1.100%, 5/3/2017	12,500,000
4,200,000		Port of Corpus Christi Authority of Nueces County, TX, (Series 2007) Weekly VRDNs (Flint Hills Resources LLC)/(GTD by Flint Hills Resources LLC), 1.100%, 5/3/2017	4,200,000
15,000,000		Texas State Department of Housing & Community Affairs, (Series 2007) Weekly VRDNs (Onion Creek Housing Partners Ltd.)/(FNMA LOC), 1.050%, 5/4/2017	15,000,000
		TOTAL	165,675,000
		Utah—0.1%
880,000		Salt Lake County, UT Training Facilities, (Series 2000) Weekly VRDNs (Community Foundation For The Disabled, Inc.)/(Wells Fargo Bank Northwest, N.A. LOC), 1.050%, 5/4/2017	880,000
		Virginia—1.7%
5,600,000	[2,3]	Blackrock Virginia Municipal Bond Trust, (Series W-7) Weekly VRDPs (Citibank NA, New York LIQ), 1.030%, 5/4/2017	5,600,000
400,000		King George County IDA, VA, (Series 1996) Weekly VRDNs (Garnet of Virginia, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.910%, 5/4/2017	400,000
19,725,000	[2,3]	Suffolk, VA EDA, Eagles (Series 2003-0014), 1.25% TOBs (Sentara Health Systems Obligation Group)/(Citibank NA, New York LIQ), Optional Tender 6/15/2017	19,725,000
		TOTAL	25,725,000
		Washington—0.6%
2,195,000		Kitsap County, WA IDC, (Series 2006) Weekly VRDNs (Cara Land Co., LLC)/(Wells Fargo Bank, N.A. LOC), 1.100%, 5/4/2017	2,195,000
3,580,000		Washington State EDFA, (Series 2007J) Weekly VRDNs (Ocean Gold Seafoods, Inc.)/(Wells Fargo Bank, N.A. LOC), 1.000%, 5/4/2017	3,580,000
2,620,000		Washington State EDFA, (Series 2008D: Skagit Valley Publishing) Weekly VRDNs (Wood Realty, LLC)/(U.S. Bank, N.A. LOC), 1.050%, 5/4/2017	2,620,000
		TOTAL	8,395,000
		West Virginia—0.6%
9,500,000		Grant County, WV County Commission, PCRB (Series 1994), 1.07% CP (Virginia Electric & Power Co.), Mandatory Tender 5/31/2017	9,500,000
		Wisconsin—0.8%
6,000,000		Combined Locks, WI IDRB, (Series 1997) Weekly VRDNs (Appleton Papers)/(Fifth Third Bank, Cincinnati LOC), 1.020%, 5/4/2017	6,000,000
1,000,000		Wausau, WI IDA, (Series 2002) Weekly VRDNs (Apogee Enterprises, Inc.)/(Wells Fargo Bank, N.A. LOC), 1.090%, 5/4/2017	1,000,000
1,240,000		West Bend, WI IDA, (Series 2006) Weekly VRDNs (Jackson Concrete, Inc.)/(U.S. Bank, N.A. LOC), 1.160%, 5/4/2017	1,240,000
6

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1]
	Wisconsin—continued
$4,160,000	Wisconsin State Public Finance Authority, (Series 2016) Weekly VRDNs (Birchwood Properties LP)/(FHLB of Des Moines LOC), 1.120%, 5/4/2017	$4,160,000
	TOTAL	12,400,000
	TOTAL MUNICIPAL INVESTMENTS—102.8% (AT AMORTIZED COST)[4]	1,558,360,716
	OTHER ASSETS AND LIABILITIES - NET—(2.8)%[5]	(42,562,199)
	TOTAL NET ASSETS—100%	$1,515,798,517
Securities that are subject to the federal alternative minimum tax (AMT) represent 55.7% of the portfolio as calculated based upon total market value.
1	Current rate and next reset date shown for Variable Rate Demand Instruments.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2017, these restricted securities amounted to $484,110,000, which represented 31.9% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2017, these liquid restricted securities amounted to $484,110,000, which represented 31.9% of total net assets.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2017.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a Valuation Committee (“Valuation Committee“) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2017, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
7

The following acronyms are used throughout this portfolio:
BANs	—Bond Anticipation Notes
CCD	—Community College District
COL	—Collateralized
CP	—Commercial Paper
CSD	—Central School District
EDA	—Economic Development Authority
EDFA	—Economic Development Finance Authority
EDRB	—Economic Development Revenue Bond
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDC	—Industrial Development Corporation
IDR	—Industrial Development Revenue
IDRB	—Industrial Development Revenue Bond
IFA	—Industrial Finance Authority
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MFH	—Multi-Family Housing
PCA	—Pollution Control Authority
PCFA	—Pollution Control Finance Authority
PCR	—Pollution Control Revenue
PCRB	—Pollution Control Revenue Bond
PUTTERs	—Puttable Tax-Exempt Receipts
RANs	—Revenue Anticipation Notes
TANs	—Tax Anticipation Notes
TOBs	—Tender Option Bonds
USD	—Unified School District
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRENs	—Variable Rate Extendible Notes
8
Federated Prime Cash Obligations Fund
Portfolio of Investments
April 30, 2017 (unaudited)
Principal Amount			Value
		CERTIFICATES OF DEPOSIT—7.0%
		Finance - Banking—7.0%
$45,000,000		Bank of Montreal, 1.550%, 12/18/2017	$45,000,000
6,000,000		Citibank NA, New York, 1.300%, 7/20/2017	6,000,000
65,000,000		DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 1.200%, 6/8/2017	65,000,000
167,000,000		Sumitomo Mitsui Trust Bank Ltd., 0.920%, 5/1/2017	167,000,000
50,000,000		Toronto Dominion Bank, 1.400%, 10/17/2017	50,000,000
60,000,000		Wells Fargo Bank, N.A., 1.300%, 10/20/2017 - 11/9/2017	60,000,000
		TOTAL CERTIFICATES OF DEPOSIT	393,000,000
		COMMERCIAL PAPER—31.6%[1]
		Aerospace/Auto—0.4%
20,000,000		Toyota Credit Canada, Inc., (Toyota Motor Corp. SA), 1.288%, 7/11/2017	19,949,511
		Finance - Banking—13.0%
62,970,000	[2,3]	Antalis S.A., (Societe Generale, Paris LIQ), 1.021%, 5/31/2017	62,916,475
20,000,000	[2,3]	Bank of Nova Scotia, Toronto, 1.415%, 9/18/2017	19,891,111
125,000,000		Banque et Caisse d'Epargne de L'Etat, 1.137%, 5/19/2017	124,929,375
81,000,000	[2,3]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.327%—1.415%, 10/6/2017 - 11/3/2017	80,458,004
20,000,000	[2,3]	Canadian Imperial Bank of Commerce, 1.380%, 10/26/2017	19,864,918
90,000,000	[2,3]	Cancara Asset Securitization LLC, 1.052%, 5/12/2017	89,971,125
5,000,000	[2,3]	Gotham Funding Corp., (Bank of Tokyo-Mitsubishi UFJ Ltd. LIQ), 1.082%, 6/9/2017	4,994,150
35,000,000		J.P. Morgan Securities LLC, 1.211%, 7/28/2017	34,897,333
125,000,000	[2,3]	Manhattan Asset Funding Company LLC, (Sumitomo Mitsui Banking Corp. LIQ), 1.052%—1.072%, 5/11/2017 - 5/12/2017	124,962,021
159,000,000	[2,3]	Matchpoint Finance PLC, (BNP Paribas SA LIQ), 1.073%—1.204%, 5/2/2017 - 6/16/2017	158,841,557
10,000,000	[2,3]	NRW.Bank, 1.103%, 7/12/2017	9,978,000
		TOTAL	731,704,069
		Finance - Commercial—1.8%
100,000,000	[2,3]	Atlantic Asset Securitization LLC, 0.840%, 5/1/2017	100,000,000
		Finance - Retail—6.4%
129,700,000	[2,3]	Barton Capital S.A., 0.910%—1.062%, 5/1/2017 - 6/9/2017	129,642,583
25,000,000	[2,3]	CAFCO, LLC, 1.167%, 5/22/2017	24,983,083
117,000,000	[2,3]	CHARTA, LLC, 1.106%—1.298%, 5/8/2017 - 7/13/2017	116,808,421
15,000,000	[2,3]	CRC Funding, LLC, 0.993%, 5/23/2017	14,990,925
75,000,000	[2,3]	Starbird Funding Corp., 1.093%, 5/5/2017	74,990,917
		TOTAL	361,415,929
		Finance - Securities—4.9%
273,100,000	[2,3]	Anglesea Funding LLC, 1.207%—1.309%, 5/2/2017 - 8/1/2017	272,694,946
		Sovereign—5.1%
8,000,000	[2,3]	Caisse des Depots et Consignations (CDC), 1.225%, 7/24/2017	7,977,227
276,000,000	[2,3]	Kells Funding, LLC, (FMS Wertmanagement AoR LIQ), 1.104%—1.134%, 6/8/2017 - 8/7/2017	275,473,798
		TOTAL	283,451,025
		TOTAL COMMERCIAL PAPER	1,769,215,480
		NOTES - VARIABLE—35.8%[4]
		Aerospace/Auto—2.5%
143,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 1.304%, 5/8/2017	143,000,000
		Finance - Automotive—0.1%
7,600,000		Toyota Motor Credit Corp., 1.295%, 5/2/2017	7,601,598
		Finance - Banking—20.7%
2,000,000		Albuquerque, NM IDRB, (Series 1997 El Canto, Inc.), (Wells Fargo Bank, N.A. LOC), 1.010%, 5/4/2017	2,000,000
1

Principal Amount			Value
		NOTES - VARIABLE—continued[4]
		Finance - Banking—continued
$25,000,000		Bank of America N.A., 1.294%, 5/15/2017	$25,000,000
50,000,000		Bank of Montreal, 1.355%, 6/1/2017	50,000,000
75,000,000		Bank of Montreal, 1.385%, 5/3/2017	75,000,000
33,000,000	[2,3]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.416%, 7/21/2017	33,000,260
30,000,000	[2,3]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.476%, 5/8/2017	30,000,000
100,000,000	[2,3]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.506%, 7/20/2017	100,000,000
75,000,000		Canadian Imperial Bank of Commerce, 1.380%, 5/18/2017	75,000,000
78,000,000		Canadian Imperial Bank of Commerce, 1.392%, 5/2/2017	78,000,000
3,000,000		Canadian Imperial Bank of Commerce, 1.401%, 5/26/2017	3,000,000
7,905,000		Capital Markets Access Co. LC, West Broad Holdings, LLC Series 2007, (Wells Fargo Bank, N.A. LOC), 0.970%, 5/4/2017	7,905,000
4,800,000		Charlotte Christian School, (Series 1999), (Wells Fargo Bank, N.A. LOC), 1.090%, 5/3/2017	4,800,000
17,000,000	[2,3]	Commonwealth Bank of Australia, 1.292%, 7/24/2017	17,000,000
32,925,000		Corporate Finance Managers, Inc., Series B, (Wells Fargo Bank, N.A. LOC), 1.040%, 5/4/2017	32,925,000
8,200,000		Dynetics, Inc., (Series 2010-A), (Branch Banking & Trust Co. LOC), 0.970%, 5/4/2017	8,200,000
2,300,000		Fiore Capital LLC, (Series 2005-A), (Wells Fargo Bank, N.A. LOC), 0.930%, 5/4/2017	2,300,000
5,910,000		First Christian Church of Florissant, (Series 2008), (BMO Harris Bank, N.A. LOC), 1.150%, 5/4/2017	5,910,000
4,070,000		Gadsden, AL Airport Authority, Series 2004, (Wells Fargo Bank, N.A. LOC), 0.980%, 5/4/2017	4,070,000
5,465,000		Guiding Light Church, (Series 2005), (Wells Fargo Bank, N.A. LOC), 1.040%, 5/4/2017	5,465,000
17,375,000		Hamilton Station Park and Ride, Series 2005, (Wells Fargo Bank, N.A. LOC), 1.040%, 5/4/2017	17,375,000
40,000,000		J.P. Morgan Securities LLC, 1.472%, 7/31/2017	40,000,000
100,000,000		J.P. Morgan Securities LLC, 1.478%, 7/19/2017	100,000,000
1,150,000		Johnson City, TN Health & Education Facilities Board, Mountain State Health Alliance 2007B-1, (U.S. Bank, N.A. LOC), 0.950%, 5/3/2017	1,150,000
200,000		Kit Carson County, CO, Midwest Farms Project, (Wells Fargo Bank, N.A. LOC), 0.980%, 5/4/2017	200,000
25,000,000		Michigan State Finance Authority Revenue, (Series 2010-A), (Bank of America N.A. LOC), 0.930%, 5/4/2017	25,000,000
25,000,000		Michigan State Finance Authority Revenue, (Series 2010-B), (PNC Bank, N.A. LOC), 0.930%, 5/4/2017	25,000,000
3,000,000		Mike P. Sturdivant, Sr. Family Trust, Series 2016, (Wells Fargo Bank, N.A. LOC), 0.970%, 5/4/2017	3,000,000
1,440,000		Montgomery, AL IDB, (Wells Fargo Bank, N.A. LOC), 1.000%, 5/4/2017	1,440,000
19,670,000		Osprey Properties Limited Partnership, LLP & Nighthawk Properties, LLC, Series 2008, (Wells Fargo Bank, N.A. LOC), 1.040%, 5/4/2017	19,670,000
3,945,000		PCP Investors, LLC, Series 2003, (Wells Fargo Bank, N.A. LOC), 1.040%, 5/4/2017	3,945,000
29,435,000		Panel Rey S.A., Series 2016, (Citibank NA, New York LOC), 0.970%, 5/4/2017	29,435,000
4,460,000		Partisan Property, Inc., (Series 2014), (Wells Fargo Bank, N.A. LOC), 1.020%, 5/3/2017	4,460,000
15,000,000		SSAB AB (publ), Series 2015-A, (DNB Bank ASA LOC), 0.970%, 5/4/2017	15,000,000
12,575,000		Saint Paul Minnesota Sales Tax Revenue, Revenue Bond—Rivercentre Arena PJ (Series 2009 A), (Wells Fargo Bank, N.A. LOC), 0.930%, 5/4/2017	12,575,000
7,325,000		Spira Millenium LLC, Series 2001, (Bank of America N.A. LOC), 1.050%, 5/4/2017	7,325,000
6,720,000		St. Andrew United Methodist Church, (Series 2004), (Wells Fargo Bank, N.A. LOC), 1.000%, 5/4/2017	6,720,000
1,900,000		Sun Valley, Inc., (Wells Fargo Bank, N.A. LOC), 1.090%, 5/5/2017	1,900,000
9,825,000		Tack Capital Co., (Series 2001-A), (Wells Fargo Bank, N.A. LOC), 1.040%, 5/4/2017	9,825,000
10,000,000		Toronto Dominion Bank, 1.254%, 5/15/2017	10,000,000
85,000,000		Toronto Dominion Bank, 1.305%, 5/2/2017	85,000,000
100,000,000		Toronto Dominion Bank, 1.338%, 5/8/2017	100,000,000
41,500,000		Toronto Dominion Bank, 1.508%, 5/22/2017	41,500,000
7,100,000		Village Green Finance Co. LLC, (Series 1997), (Wells Fargo Bank, N.A. LOC), 1.040%, 5/3/2017	7,100,000
5,000,000		Wells Fargo Bank, N.A., 1.314%, 5/8/2017	5,000,000
10,000,000		Wells Fargo Bank, N.A., 1.392%, 5/18/2017	10,000,000
1,000,000		Wells Fargo Bank, N.A., 1.450%, 5/15/2017	1,000,000
14,470,000		Wells Fargo Bank, N.A., 1.464%, 6/1/2017	14,472,483
		TOTAL	1,157,667,743
2

Principal Amount			Value
		NOTES - VARIABLE—continued[4]
		Finance - Commercial—0.3%
$6,100,000	[2,3]	M3 Realty, LLC, Series 2007, (General Electric Capital Corp. LOC), 0.980%, 5/4/2017	$6,100,000
10,680,000	[2,3]	Mountain Creek Properties LLC, (General Electric Capital Corp. LOC), 1.050%, 5/4/2017	10,680,000
		TOTAL	16,780,000
		Finance - Retail—7.9%
45,000,000	[2,3]	Old Line Funding, LLC, 1.383%, 5/5/2017	45,000,000
100,000,000	[2,3]	Old Line Funding, LLC, 1.432%, 5/2/2017	100,000,000
100,000,000	[2,3]	Old Line Funding, LLC, 1.439%, 5/10/2017	100,000,000
60,000,000	[2,3]	Thunder Bay Funding, LLC, 1.343%, 5/4/2017	60,000,000
60,000,000	[2,3]	Thunder Bay Funding, LLC, 1.408%, 5/24/2017	60,000,000
30,000,000	[2,3]	Thunder Bay Funding, LLC, 1.409%, 5/9/2017	30,000,000
50,000,000	[2,3]	Thunder Bay Funding, LLC, 1.473%, 5/4/2017	50,000,000
		TOTAL	445,000,000
		Finance - Securities—1.2%
11,000,000		Collateralized Commercial Paper Co. LLC, (J.P. Morgan Securities LLC SA), 1.340%, 5/11/2017	11,000,000
15,000,000		Collateralized Commercial Paper Co. LLC, (J.P. Morgan Securities LLC SA), 1.343%, 5/30/2017	15,000,000
40,000,000		Collateralized Commercial Paper Co. LLC, (J.P. Morgan Securities LLC SA), 1.432%, 5/3/2017	40,000,000
		TOTAL	66,000,000
		Government Agency—3.1%
6,700,000		Buffalo Peak Apts., LLC, Series 2015-A Buffalo Peaks Apartment Project, (FHLB of San Francisco LOC), 0.980%, 5/4/2017	6,700,000
195,000		California Statewide Communities Development Authority, Valley Palms Apartments Project Taxable (2002 Series C-T), (FNMA LOC), 0.920%, 5/4/2017	195,000
19,770,000		Capital Trust Agency, FL, (FNMA LOC), 0.980%, 5/4/2017	19,770,000
14,000,000		Chelwood, L.P., Warwick Square Apts Series 2013-A, (FHLB of San Francisco LOC), 0.980%, 5/4/2017	14,000,000
8,015,000		Dennis Wesley Company, Inc., The Dennis Wesley Company, Inc. Project, (FHLB of Indianapolis LOC), 0.980%, 5/4/2017	8,015,000
4,675,000		Flamingo Enterprises, Inc., (Series 2008), (FHLB of Atlanta LOC), 1.057%, 5/4/2017	4,675,000
3,000,000		HW Hellman Building, L.P., HW Hellman Building Apartments Project Series 2015-A, (FHLB of San Francisco LOC), 0.980%, 5/4/2017	3,000,000
3,000,000		HW Hellman Building, L.P., HW Hellman Building Apartments Project Series 2015-B, (FHLB of San Francisco LOC), 0.980%, 5/4/2017	3,000,000
730,000		Kentucky EDFA, Henderson County Health Care Corp., (FHLB of Cincinnati LOC), 1.190%, 5/4/2017	730,000
32,000,000		Landing at College Square, LLC, The Landing at College Square Apartments—Series 2015-A, (FHLB of San Francisco LOC), 0.980%, 5/4/2017	32,000,000
23,820,000		Oakmont of Whittier LLC, (Series 2014-A), (FHLB of San Francisco LOC), 0.980%, 5/4/2017	23,820,000
7,450,000		Pittsburg Fox Creek Associates L.P., (Series 2011-A), (FHLB of San Francisco LOC), 0.980%, 5/4/2017	7,450,000
30,695,000		Sunroad Centrum Apartments 23, L.P., Centrum Apartments Project (Series 2015-A), (FHLB of San Francisco LOC), 0.970%, 5/4/2017	30,695,000
9,000,000		Sunroad Centrum Apartments 5 L.P., Centrum Apartments Project, Series 2016-A, (FHLB of San Francisco LOC), 0.970%, 5/4/2017	9,000,000
6,000,000		Sunroad Centrum Apartments 5 L.P., Centrum Apartments Project, Series 2016-B, (FHLB of San Francisco LOC), 0.970%, 5/4/2017	6,000,000
3,665,000		Wiz Kidz, LLC & Wiz Biz Holdings, LLC, (Series 2008), (FHLB of Atlanta LOC), 1.057%, 5/4/2017	3,665,000
		TOTAL	172,715,000
		TOTAL NOTES - VARIABLE	2,008,764,341
		TIME DEPOSITS—7.1%
		Finance - Banking—7.1%
100,000,000		Credit Industriel et Commercial, 0.820%, 5/1/2017	100,000,000
100,000,000		DNB Bank ASA, 0.820%, 5/1/2017	100,000,000
200,000,000		Nordea Bank AB, 0.830%, 5/1/2017	200,000,000
		TOTAL TIME DEPOSITS	400,000,000
		OTHER REPURCHASE AGREEMENTS—15.9%
		Finance - Banking—15.9%
100,000,000		BMO Capital Markets Corp., 1.010%, dated 4/28/2017, interest in a $110,000,000 collateralized loan agreement will repurchase securities provided as collateral for $110,009,258 on 5/1/2017, in which corporate bonds and medium term notes with a market value of $112,209,489 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
3

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$67,300,000	BNP Paribas SA, 1.040%—1.210%, dated 4/28/2017, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,009,021 on 5/1/2017, in which asset-backed securities, collateralized mortgage obligations and corporate bonds with a market value of $102,009,201 have been received as collateral and held with BNY Mellon as tri-party agent.	$67,300,000
105,000,000	Citigroup Global Markets, Inc., 1.110%—1.870%, dated 4/24/2017 - 4/28/2017, interest in a $165,000,000 collateralized loan agreement will repurchase securities provided as collateral for $165,717,367 on 5/1/2017 - 10/23/2017, in which asset-backed securities, collateralized mortgage obligations and corporate bonds with a market value of $168,338,259 have been received as collateral and held with BNY Mellon as tri-party agent.	105,000,000
250,600,000	HSBC Securities (USA), Inc., 1.010% —1.110%, dated 4/28/2017, interest in a $470,000,000 collateralized loan agreement will repurchase securities provided as collateral for $470,041,475 on 5/1/2017, in which corporate bonds and medium-term notes with a market value of $479,412,884 have been received as collateral and held with BNY Mellon as tri-party agent.	250,600,000
206,000,000	Mitsubishi UFJ Securities (USA), Inc., 1.130%, dated 4/5/2017 - 4/20/2017, interest in a $235,000,000 collateralized loan agreement, will repurchase securities provided as collateral for $235,126,811 on 5/4/2017, in which corporate bonds, common stocks, medium-term notes, convertible bonds, American depository receipts, unit trust, preferred stock, municipal bonds, commercial paper and exchange-traded funds with a market value of $239,807,184 have been received as collateral and held with JPMorgan Chase as tri-party agent.	206,000,000
110,000,000	Mizuho Securities USA LLC, 2.040%, dated 4/28/2017, interest in a $160,000,000 collateralized loan agreement will repurchase securities provided as collateral for $160,544,000 on 6/27/2017, in which corporate bonds and medium term notes with a market value of $163,227,744 have been received as collateral and held with BNY Mellon as tri-party agent.	110,000,000
50,000,000	Wells Fargo Securities LLC, 1.610%, dated 2/8/2017, interest in a $75,000,000 collateralized loan agreement will repurchase securities provided as collateral for $75,301,875 on 5/9/2017, in which collateralized mortgage obligations, commercial paper, mutual fund, exchange traded fund, corporate bond and sovereign debt with a market value of $76,780,543 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS	888,900,000
	REPURCHASE AGREEMENT—2.6%
	Finance - Banking—2.6%
148,600,000	Interest in $2,450,000,000 joint repurchase agreement 0.83%, dated 4/28/2017 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $2,450,169,458 on 5/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 2/20/2067 and the market value of those underlying securities was $2,513,183,866.	148,600,000
	TOTAL INVESTMENTS—100.0% (AT AMORTIZED COST)[5]	5,608,479,821
	OTHER ASSETS AND LIABILITIES—NET-0.0%[6]	(2,690,949)
	TOTAL NET ASSETS—100%	$5,605,788,872
1	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2017, these restricted securities amounted to $2,231,219,521, which represented 39.8% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2017, these liquid restricted securities amounted to $2,231,219,521, which represented 39.8% of total net assets.
4	Denotes a variable rate security with current rate and next reset date shown.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2017.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services'
4

policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2017, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
EDFA	—Economic Development Finance Authority
FHLB	—Federal Home Loan Bank
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
IDB	—Industrial Development Bond
IDRB	—Industrial Development Revenue Bond
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
5
Federated Institutional Prime Obligations Fund
Portfolio of Investments
April 30, 2017 (unaudited)
Principal Amount			Value
		CERTIFICATES OF DEPOSIT—2.5%
		Finance - Banking—2.5%
$20,000,000		Canadian Imperial Bank of Commerce, 1.480%, 2/14/2018 (IDENTIFIED COST $20,000,000)	$20,018,599
		COMMERCIAL PAPER—27.1%[1]
		Finance - Banking—6.5%
30,000,000	[2,3]	Cancara Asset Securitization LLC, 1.052%, 5/12/2017	29,990,375
22,000,000	[2,3]	Manhattan Asset Funding Company LLC, (Sumitomo Mitsui Banking Corp. LIQ), 1.052%, 6/12/2017	21,973,050
		TOTAL	51,963,425
		Finance - Retail—15.6%
30,000,000	[2,3]	CHARTA, LLC, 1.245%, 7/13/2017	29,928,560
35,000,000	[2,3]	CRC Funding, LLC, 993%, 5/23/2017 - 5/24/2017	34,978,137
20,000,000	[2,3]	Fairway Finance Co. LLC, 0.993% - 1.105%, 5/22/2017 - 7/14/2017	19,979,456
30,000,000	[2,3]	Starbird Funding Corp., 1.033% - 1.204%, 5/22/2017 - 6/16/2017	29,963,325
10,000,000	[2,3]	Thunder Bay Funding, LLC, 1.003%, 5/22/2017	9,994,167
		TOTAL	124,843,645
		Finance - Securities—0.6%
5,000,000	[2,3]	Anglesea Funding LLC, 1.349%, 10/10/2017	4,969,865
		Sovereign—4.4%
35,000,000	[2,3]	Kells Funding, LLC, (FMS Wertmanagement AoR LIQ), 1.003%, 5/22/2017	34,982,500
		TOTAL COMMERCIAL PAPER (IDENTIFIED COST $216,754,970)	216,759,435
		NOTES - VARIABLE—44.3%[4]
		Finance - Banking—21.8%
5,000,000		Bank of America N.A., 1.284%, 5/16/2017	4,999,857
25,000,000		Bank of America N.A., 1.294%, 5/15/2017	24,999,290
30,000,000		Bank of Montreal, 1.334%, 5/15/2017	30,024,884
7,000,000	[2,3]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.430%, 5/15/2017	7,009,795
20,000,000		Canadian Imperial Bank of Commerce, 1.434%, 5/15/2017	20,034,673
6,655,000		Capital Markets Access Co. LC, (Wells Fargo Bank, N.A. LOC), 1.040%, 5/4/2017	6,655,000
2,005,000		Church at Brook Hills, (Wells Fargo Bank, N.A. LOC), 1.090%, 5/5/2017	2,005,000
95,000		Corporate Finance Managers, Inc., Series B, (Wells Fargo Bank, N.A. LOC), 1.040%, 5/4/2017	95,000
20,000,000	[2,3]	DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 1.168%, 5/15/2017	20,001,714
6,400,000		Dynetics, Inc., Series 2010-A, (Branch Banking & Trust Co. LOC), 0.970%, 5/4/2017	6,400,000
3,000,000		Griffin-Spalding County, GA Development Authority, Norcom, Inc., Project 2013A, (Bank of America N.A. LOC), 0.970%, 5/4/2017	3,000,000
1,150,000		Johnson City, TN Health & Education Facilities Board, Mountain State Health Alliance 2007B-1, (U.S. Bank, N.A. LOC), 0.950%, 5/3/2017	1,150,000
270,000		Kings Creek Country Club, Inc., (Series 1997), (Wells Fargo Bank, N.A. LOC), 1.090%, 5/3/2017	270,000
390,000		L.H. Kroh, Inc., (Series 1998), (Wells Fargo Bank, N.A. LOC), 1.090%, 5/3/2017	390,000
400,000		Los Angeles County Fair Association, (Wells Fargo Bank, N.A. LOC), 1.040%, 5/3/2017	400,000
10,000,000		Millport, AL IDA, (Series 2011), (Citibank NA, New York LOC), 0.980%, 5/4/2017	10,000,000
5,000,000		Salem Green, LLP, Salem Green Apartments Project, Series 2010, (Wells Fargo Bank, N.A. LOC), 1.040%, 5/4/2017	5,000,000
880,000		St. Andrew United Methodist Church, Series 2004, (Wells Fargo Bank, N.A. LOC), 1.000%, 5/4/2017	880,000
5,000,000		Toronto Dominion Bank, 1.254%, 5/15/2017	5,002,288
19,000,000		Wells Fargo Bank, N.A., 1.450%, 5/15/2017	19,034,017
6,995,000		Yeshivas Novominsk, Series 2008, (TD Bank, N.A. LOC), 0.980%, 5/4/2017	6,995,000
		TOTAL	174,346,518
		Finance - Retail—3.1%
15,000,000	[2,3]	Thunder Bay Funding, LLC, 1.280%, 5/15/2017	15,007,558
1

Principal Amount			Value
		NOTES - VARIABLE—continued[4]
		Finance - Retail—continued
$10,000,000	[2,3]	Thunder Bay Funding, LLC, 1.343%, 5/4/2017	$10,008,619
		TOTAL	25,016,177
		Finance - Securities—3.7%
10,000,000		Collateralized Commercial Paper Co. LLC, (J.P. Morgan Securities LLC SA), 1.352%, 6/12/2017	10,005,208
20,000,000		Collateralized Commercial Paper Co. LLC, (J.P. Morgan Securities LLC SA), 1.406%, 5/9/2017	20,018,955
		TOTAL	30,024,163
		Government Agency—15.7%
6,450,000		Aquarium Parking Deck, LLC, Series 2005, (FHLB of Atlanta LOC), 0.970%, 5/3/2017	6,450,000
11,800,000		Buffalo Peak Apts., LLC, Series 2015-A Buffalo Peaks Apartment Project, (FHLB of San Francisco LOC), 0.980%, 5/4/2017	11,800,000
20,340,000		COG Leasing Co. LLP, Series 2007, (FHLB of Des Moines LOC), 0.980%, 5/4/2017	20,340,000
14,195,000		Chelwood, L.P., Warwick Square Apts Series 2013-A, (FHLB of San Francisco LOC), 0.980%, 5/4/2017	14,195,000
16,000,000		HW Hellman Building, L.P., HW Hellman Building Apartments Project Series 2015-B, (FHLB of San Francisco LOC), 0.980%, 5/4/2017	16,000,000
17,300,000		MB N4P3, LLC, Series 2015-A Mission Bay Apartments Project, (FHLB of San Francisco LOC), 0.980%, 5/4/2017	17,300,000
6,200,000		Mohr Green Associates L.P., 2012-A, (FHLB of San Francisco LOC), 0.980%, 5/4/2017	6,200,000
19,640,000		OSL Santa Rosa Fountaingrove LLC, (FHLB of San Francisco LOC), 0.980%, 5/4/2017	19,640,000
7,500,000		Premier Mushrooms, Inc., Series 2012, (CoBank, ACB LOC), 0.970%, 5/4/2017	7,500,000
6,005,000		Public Finance Authority, Series 2015-A Ram Eufaula Hospitality, LLC, (FHLB of Atlanta LOC), 1.000%, 5/4/2017	6,005,000
		TOTAL	125,430,000
		TOTAL NOTES—VARIABLE (IDENTIFIED COST $354,668,979)	354,816,858
		TIME DEPOSIT—4.4%
		Finance - Banking—4.4%
35,000,000		Svenska Handelsbanken, Stockholm, 0.820%, 5/1/2017 (IDENTIFIED COST $35,000,000)	35,000,000
		OTHER REPURCHASE AGREEMENT—2.5%
		Finance - Banking—2.5%
20,000,000		HSBC Securities (USA), Inc., 1.11%, dated 4/28/2017, interest in a $230,000,000 collateralized loan agreement will repurchase securities provided as collateral for $230,021,275 on 5/1/2017, in which corporate bonds and medium term notes with a market value of $234,604,570 have been received as collateral and held with BNY Mellon as tri-party agent. (AT COST)	20,000,000
		REPURCHASE AGREEMENTS—19.1%
		Finance - Banking—19.1%
75,000,000		Interest in $550,000,000 joint repurchase agreement 0.83%, dated 4/28/2017 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $550,038,042 on 5/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 4/1/2047 and the market value of those underlying securities was $563,477,406.	75,000,000
78,000,000		Interest in $2,450,000,000 joint repurchase agreement 0.83%, dated 4/28/2017 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $2,450,169,458 on 5/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 2/20/2067 and the market value of those underlying securities was $2,513,163,866.	78,000,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	153,000,000
		TOTAL INVESTMENTS—99.9% (IDENTIFIED COST $799,423,948)[5]	799,594,892
		OTHER ASSETS AND LIABILITIES - NET—0.1%[6]	452,018
		TOTAL NET ASSETS—100%	$800,046,910
1	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2017, these restricted securities amounted to $268,787,121, which represented 33.6% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2017, these liquid restricted securities amounted to $268,787,121, which represented 33.6% of total net assets.
2

4	Denotes a variable rate security with current rate and next reset date shown.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2017.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security. The Fund may only use this method to value a portfolio security when it can reasonably conclude, at each time it makes a valuation determination, that the amortized cost price of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2017, all the investments of the Fund utilized Level 2 inputs, in valuing the Fund's assets carried at fair value.
3

The following acronyms are used throughout this portfolio:
FHLB	—Federal Home Loan Bank
GTD	—Guaranteed
IDA	—Industrial Development Authority
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
4
Federated Institutional Prime Value Obligations Fund
Portfolio of Investments
April 30, 2017 (unaudited)
Principal Amount			Value
		CERTIFICATES OF DEPOSIT—11.4%
		Finance - Banking—11.4%
$60,000,000		Bank of Montreal, 1.520% - 1.550%, 12/18/2017 - 12/21/2017	$60,094,122
40,000,000		Citibank NA, New York, 1.300%, 6/22/2017	40,000,000
130,000,000		DNB Bank ASA, 0.900%, 5/2/2017	130,000,000
30,000,000		DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 1.190%, 5/30/2017	30,000,000
200,000,000		Sumitomo Mitsui Trust Bank Ltd., 0.920%, 5/3/2017	200,000,000
25,000,000		Wells Fargo Bank, N.A., 1.300%, 11/9/2017	25,007,182
		TOTAL CERTIFICATES OF DEPOSIT (IDENTIFIED COST $485,000,000)	485,101,304
		COMMERCIAL PAPER—32.9%[1]
		Aerospace/Auto—1.2%
50,000,000		Toyota Credit Canada, Inc., (Toyota Motor Corp. SA), 1.272% - 1.288%, 7/11/2017 - 8/4/2017	49,871,704
		Finance - Banking—11.2%
35,000,000	[2,3]	Antalis S.A., (Societe Generale, Paris LIQ), 0.950%, 5/3/2017	34,998,153
90,000,000	[2,3]	Bank of Nova Scotia, Toronto, 1.415%, 9/15/2017 - 9/18/2017	89,601,164
25,000,000	[2,3]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.327%, 11/3/2017	24,838,300
30,000,000	[2,3]	Canadian Imperial Bank of Commerce, 1.380%, 10/26/2017	29,824,732
34,000,000	[2,3]	Gotham Funding Corp., (Bank of Tokyo-Mitsubishi UFJ Ltd. LIQ), 1.052% - 1.082%, 6/9/2017	33,960,252
10,000,000		J.P. Morgan Securities LLC, 1.211%, 7/28/2017	9,974,924
149,500,000	[2,3]	LMA-Americas LLC, (Credit Agricole Corporate and Investment Bank LIQ), 0.950% - 1.102%, 5/4/2017 - 6/6/2017	149,372,812
49,000,000		Long Island Power Authority—CPLOC - Series 2015 GR-1A, 1.050%, 1/8/2018	48,999,848
5,000,000		Malayan Banking Berhad, New York—CPLOC, (Wells Fargo Bank, N.A. LOC), 1.461%, 10/31/2017	4,964,273
50,000,000	[2,3]	Manhattan Asset Funding Company LLC, (Sumitomo Mitsui Banking Corp. LIQ), 1.052%, 5/12/2017	49,983,958
		TOTAL	476,518,416
		Finance - Commercial—1.5%
65,000,000	[2,3]	Atlantic Asset Securitization LLC, 0.840%, 5/1/2017	65,000,000
		Finance - Retail—11.1%
209,000,000	[2,3]	Barton Capital S.A., 0.940% - 1.082%, 5/4/2017 - 6/12/2017	208,834,204
45,000,000	[2,3]	CAFCO, LLC, 1.257% - 1.309%, 6/20/2017 - 9/12/2017	44,872,128
75,000,000	[2,3]	CHARTA, LLC, 1.309%, 6/21/2017	74,861,875
40,000,000	[2,3]	CRC Funding, LLC, 0.993%, 5/23/2017	39,975,800
79,000,000	[2,3]	Starbird Funding Corp., 1.224% - 1.254%, 6/16/2017 - 7/3/2017	78,871,771
27,000,000	[2,3]	Thunder Bay Funding, LLC, 1.003%, 5/22/2017	26,984,250
		TOTAL	474,400,028
		Finance - Securities—4.6%
54,500,000	[2,3]	Anglesea Funding LLC, 1.173% - 1.309%, 7/5/2017 - 8/1/2017	54,357,684
32,000,000		Collateralized Commercial Paper Co. LLC, (J.P. Morgan Securities LLC SA), 1.276% - 1.369%, 8/7/2017 - 10/2/2017	31,850,719
25,000,000	[2,3]	Collateralized Commercial Paper II Co. LLC, (J.P. Morgan Securities LLC SA), 1.275%, 8/7/2017	24,917,517
86,094,000	[2,3]	Ridgefield Funding Company, LLC Series B, (Societe Generale, Paris LIQ), 1.102%, 6/2/2017	86,009,819
		TOTAL	197,135,739
		Sovereign—3.3%
5,000,000	[2,3]	Caisse des Depots et Consignations (CDC), 1.133%, 7/21/2017	4,987,190
135,000,000	[2,3]	Kells Funding, LLC, (FMS Wertmanagement AoR LIQ), 1.104% - 1.123%, 5/15/2017 - 7/20/2017	134,726,254
		TOTAL	139,713,444
		TOTAL COMMERCIAL PAPER (IDENTIFIED COST $1,402,473,299)	1,402,639,331
1

Principal Amount			Value
		NOTES - VARIABLE—31.5%[4]
		Finance - Banking—24.1%
$35,000,000	[2,3]	Alpine Securitization Ltd., (Credit Suisse AG LIQ), 1.194%, 5/19/2017	$34,999,759
25,000,000		Bank of America N.A., 1.284%, 5/16/2017	24,999,283
75,000,000		Bank of America N.A., 1.363%, 5/1/2017	74,998,145
20,000,000		Bank of Montreal, 1.266%, 5/8/2017	19,996,018
25,000,000		Bank of Montreal, 1.355%, 6/1/2017	25,038,018
49,000,000		Bank of Montreal, 1.385%, 5/3/2017	49,086,189
67,000,000	[2,3]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.416%, 7/21/2017	67,054,342
50,000,000	[2,3]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.506%, 7/20/2017	50,079,750
15,000,000	[2,3]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.510%, 5/18/2017	15,028,658
49,000,000		Canadian Imperial Bank of Commerce, 1.244%, 5/12/2017	48,998,918
50,000,000		Canadian Imperial Bank of Commerce, 1.380%, 5/18/2017	50,042,801
45,000,000		Canadian Imperial Bank of Commerce, 1.401%, 5/26/2017	45,061,873
7,645,000		Centra State Medical Arts Building LLC, (TD Bank, N.A. LOC), 0.940%, 5/4/2017	7,645,000
25,000,000		Chase Bank USA, N.A., 1.483%, 5/5/2017	25,046,098
5,000,000	[2,3]	Commonwealth Bank of Australia, 1.221%, 5/16/2017	4,998,090
20,000,000	[2,3]	Commonwealth Bank of Australia, 1.290%, 6/29/2017	20,012,390
19,675,000		Credit Suisse AG, 1.542%, 5/26/2017	19,680,329
12,400,000		Fiore Capital LLC, Series 2005-A, (Wells Fargo Bank, N.A. LOC), 0.930%, 5/4/2017	12,400,000
16,700,000		Greene County Development Authority, Reynolds Lodge, LLC Series 2000B, (U.S. Bank, N.A. LOC), 0.950%, 5/3/2017	16,700,000
7,000,000		Griffin-Spalding County, GA Development Authority, Norcom, Inc. Project, (Bank of America N.A. LOC), 0.970%, 5/4/2017	7,000,000
40,000,000		J.P. Morgan Securities LLC, 1.472%, 7/31/2017	40,039,548
19,635,000		Michigan State Finance Authority Revenue, Series 2010-A, (Bank of America N.A. LOC), 0.930%, 5/4/2017	19,635,000
23,000,000		Michigan State Finance Authority Revenue, Series 2010-C, (Bank of Montreal LOC), 0.930%, 5/4/2017	23,000,000
20,000,000	[2,3]	National Australia Bank Ltd., Melbourne, 1.290%, 7/7/2017	20,007,482
10,000,000		Port of Morrow, OR, (Series 2001A), (Cooperatieve Rabobank UA LOC), 0.970%, 5/4/2017	10,000,000
10,000,000		Port of Morrow, OR, (Series 2001C), (Cooperatieve Rabobank UA LOC), 0.970%, 5/4/2017	10,000,000
6,690,000		Public Building Corp. Springfield, MO, Jordan Valley Ice Park, Series 2003, (U.S. Bank, N.A. LOC), 1.090%, 5/4/2017	6,690,000
15,000,000		SSAB AB (publ), Series 2014-B, (Credit Agricole Corporate and Investment Bank LOC), 0.970%, 5/4/2017	15,000,000
13,965,000		Salem Green, LLP, Salem Green Apartments Project, Series 2010, (Wells Fargo Bank, N.A. LOC), 1.040%, 5/4/2017	13,965,000
50,000,000		Toronto Dominion Bank, 1.254%, 5/15/2017	50,022,879
25,000,000		Toronto Dominion Bank, 1.338%, 5/8/2017	25,039,329
40,000,000		Wells Fargo Bank, N.A., 1.130%, 5/11/2017	39,997,899
20,000,000		Wells Fargo Bank, N.A., 1.388%, 5/24/2017	20,018,084
15,000,000		Wells Fargo Bank, N.A., 1.392%, 5/18/2017	15,027,039
50,000,000		Wells Fargo Bank, N.A., 1.450%, 7/27/2017	50,046,293
50,000,000		Westpac Banking Corp. Ltd., Sydney, 1.290%, 6/29/2017	50,032,301
		TOTAL	1,027,386,515
		Finance - Retail—3.9%
25,000,000	[2]	Old Line Funding, LLC, 1.186%, 5/8/2017	25,005,332
20,000,000	[2]	Old Line Funding, LLC, 1.188%, 5/9/2017	20,000,805
30,000,000	[2,3]	Old Line Funding, LLC, 1.383%, 5/5/2017	30,000,000
10,000,000	[2,3]	Old Line Funding, LLC, 1.390%, 5/15/2017	10,000,000
33,000,000	[2,3]	Old Line Funding, LLC, 1.392%, 5/30/2017	33,000,000
50,000,000	[2,3]	Thunder Bay Funding, LLC, 1.382%, 5/2/2017	50,000,000
		TOTAL	168,006,137
		Finance - Securities—2.3%
41,000,000	[2,3]	Anglesea Funding LLC, 1.316%, 5/8/2017	40,997,827
30,000,000		Collateralized Commercial Paper Co. LLC, (J.P. Morgan Securities LLC SA), 1.332%, 6/22/2017	30,000,000
25,000,000		Collateralized Commercial Paper Co. LLC, (J.P. Morgan Securities LLC SA), 1.432%, 5/3/2017	25,028,460
		TOTAL	96,026,287
2

Principal Amount		Value
	NOTES - VARIABLE—continued[4]
	Government Agency—1.2%
$32,000,000	HW Hellman Building, L.P., HW Hellman Building Apartments Project Series 2015-A, (FHLB of San Francisco LOC), 0.980%, 5/4/2017	$32,000,000
1,000,000	Hallmark 75 Ontario LLC, Hallmark Apartment Homes Series 2016-A, (FHLB of San Francisco LOC), 0.980%, 5/4/2017	1,000,000
6,125,000	Herman & Kittle Capital, LLC, Canterbury House Apartments-Lebanon Project Series 2005, (FHLB of Cincinnati LOC), 1.050%, 5/4/2017	6,125,000
14,200,000	Studio Sixty LLC, Thirdrail Studios Project Series 2015-A, (FHLB of San Francisco LOC), 0.980%, 5/4/2017	14,200,000
	TOTAL	53,325,000
	TOTAL NOTES - VARIABLE (IDENTIFIED COST $1,344,038,667)	1,344,743,939
	TIME DEPOSITS—5.6%
	Finance - Banking—5.6%
75,000,000	Standard Chartered Bank PLC, 0.910%, 5/4/2017	75,000,000
165,000,000	Svenska Handelsbanken, Stockholm, 0.820%, 5/1/2017	165,000,000
	TOTAL TIME DEPOSITS (IDENTIFIED COST $240,000,000)	240,000,000
	OTHER REPURCHASE AGREEMENTS—14.5%
	Finance - Banking—14.5%
6,600,000	BMO Capital Markets Corp., 1.010%, dated 4/28/2017, interest in a $110,000,000 collateralized loan agreement will repurchase securities provided as collateral for $110,009,258 on 5/1/2017, in which corporate bonds and medium term notes with a market value of $112,209,489 have been received as collateral and held with BNY Mellon as tri-party agent.	6,600,000
20,600,000	BNP Paribas SA, 1.040%, dated 4/28/2017, interest in a $75,000,000 collateralized loan agreement will repurchase securities provided as collateral for $75,006,500 on 5/1/2017, in which asset-backed securities, collateralized mortgage obligations and corporate bonds with a market value of $76,506,630 have been received as collateral and held with BNY Mellon as tri-party agent.	20,600,000
150,600,000	Citigroup Global Markets, Inc., 1.110% - 1.920%, dated 4/24/2017 - 4/28/2017, interest in a $265,000,000 collateralized loan agreement will repurchase securities provided as collateral for $265,968,847 on 5/1/2017 - 10/23/2017, in which asset-backed securities, collateralized mortgage obligations, corporate bonds and medium term notes with a market value of $270,356,748 have been received as collateral and held with BNY Mellon as tri-party agent.	150,600,000
190,000,000	HSBC Securities (USA), Inc., 1.010% - 1.110%, dated 4/28/2017, interest in a $370,000,000 collateralized loan agreement will repurchase securities provided as collateral for $370,033,058 on 5/1/2017, in which corporate bonds and medium-term notes with a market value of $377,409,305 have been received as collateral and held with BNY Mellon as tri-party agent.	190,000,000
175,000,000	MUFG Securities Americas Inc., 1.110% - 1.130%, dated 4/5/2017 - 4/28/2017, interest in a $200,000,000 collateralized loan agreement, will repurchase securities provided as collateral for $200,059,389 on 5/1/2017 - 5/4/2017, in which corporate bonds, common stocks, medium-term notes, convertible bonds, American depository receipts, unit trust, preferred stock, municipal bonds, commercial paper and exchange-traded funds with a market value of $204,056,170 have been received as collateral and held with JPMorgan Chase as tri-party agent.	175,000,000
50,000,000	Mizuho Securities USA LLC, 2.040%, dated 4/28/2017, interest in a $160,000,000 collateralized loan agreement will repurchase securities provided as collateral for $160,544,000 on 6/27/2017, in which corporate bonds and medium term notes with a market value of $163,227,744 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
25,000,000	Wells Fargo Securities LLC, 1.610%, dated 2/8/2017, interest in a $75,000,000 collateralized loan agreement will repurchase securities provided as collateral for $75,301,875 on 5/9/2017, in which collateralized mortgage obligations, commercial paper, mutual fund, exchange traded fund, corporate bond and sovereign debt with a market value of $76,780,543 have been received as collateral and held with BNY Mellon as tri-party agent.	25,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS (AT COST)	617,800,000
	REPURCHASE AGREEMENT—4.1%
	Finance - Banking—4.1%
174,000,000	Interest in $2,450,000,000 joint repurchase agreement 0.83%, dated 4/28/2017 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $2,450,169,458 on 5/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 2/20/2067 and the market value of those underlying securities was $2,513,183,866. (AT COST)	174,000,000
	TOTAL INVESTMENTS—100.0% (IDENTIFIED COST $4,263,311,966)[5]	4,264,284,574
	OTHER ASSETS AND LIABILITIES - NET—0.0%[6]	1,127,942
	TOTAL NET ASSETS—100%	$4,265,412,516
3

1	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2017, these restricted securities amounted to $1,678,162,298, which represented 39.3% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2017, these liquid restricted securities amounted to $1,633,156,161, which represented 38.3% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A, that have been deemed liquid by the Trustees, if applicable held at April 30, 2017, is as follows:
Security	Acquisition Date	Cost	Market Value
Old Line Funding, LLC, 1.186%, 5/8/2017	03/06/2017	$25,000,000	$25,005,332
Old Line Funding, LLC, 1.188%, 5/9/2017	04/12/2017	$20,000,000	$20,000,805
4	Denotes a variable rate security with current rate and next reset date shown.
5	At April 30, 2017, the cost of investments for federal tax purposes was $4,263,311,966. The net unrealized appreciation of investments for federal tax purposes was $972,608. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $988,995 and net unrealized depreciation from investments for those securities having an excess of cost over value of $16,387.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2017.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security. The Fund may only use this method to value a portfolio security when it can reasonably conclude, at each time it makes a valuation determination, that the amortized cost price of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in
4

accordance with procedures adopted by the Trustees.
5

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2017, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
The following acronyms are used throughout this portfolio:
FHLB	—Federal Home Loan Bank
GTD	—Guaranteed
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
6
Federated Tax-Free Obligations Fund
Portfolio of Investments
April 30, 2017 (unaudited)
Principal Amount			Value
		SHORT-TERM MUNICIPALS—100.6%[1]
		Alabama—4.5%
$12,000,000		Columbia, AL IDB PCRB, (Series 2014-A) Daily VRDNs (Alabama Power Co.), 0.950%, 5/1/2017	$12,000,000
10,000,000		Columbia, AL IDB PCRB, (Series 2014-B) Daily VRDNs (Alabama Power Co.), 0.950%, 5/1/2017	10,000,000
32,300,000		Mobile, AL IDB, (First Series 2009: Barry Plant) Daily VRDNs (Alabama Power Co.), 0.950%, 5/1/2017	32,300,000
3,200,000		Tuscaloosa County, AL Port Authority, (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs (Tuscaloosa Riverfront Development, LLC)/(FHLB of Atlanta LOC), 0.950%, 5/4/2017	3,200,000
24,810,000		West Jefferson, AL IDB PCRB, (Series 1998) Weekly VRDNs (Alabama Power Co.), 1.030%, 5/4/2017	24,810,000
19,950,000		Wilsonville, AL IDB, (Series D) (Gaston Plant) Daily VRDNs (Alabama Power Co.), 0.900%, 5/1/2017	19,950,000
		TOTAL	102,260,000
		Arizona—0.1%
2,500,000	[2,3]	Arizona School Facilities Board, Tender Option Bond Trust Receipts (2016-ZM0321) Weekly VRDNs (Assured Guaranty Corp. INS)/(Bank of America N.A. LIQ), 1.060%, 5/4/2017	2,500,000
		California—9.8%
52,000,000	[2,3]	California Health Facilities Financing Authority, Golden Blue (Series 2017-004) Weekly VRDNs (Dignity Health (Catholic Healthcare West))/(Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.980%, 5/4/2017	52,000,000
11,400,000		California Statewide Communities Development Authority, (Series 2004E), 0.88% CP (Kaiser Permanente), Mandatory Tender 6/20/2017	11,400,000
27,000,000		California Statewide Communities Development Authority, (Series 2004K), 0.80% CP (Kaiser Permanente), Mandatory Tender 6/6/2017	27,000,000
10,000,000		California Statewide Communities Development Authority, (Series 2009B-4), 0.80% CP (Kaiser Permanente), Mandatory Tender 6/6/2017	10,000,000
20,885,000	[2,3]	Dublin, CA USD, Stage Trust (Series 2009-73Z), 1.10% TOBs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 5/11/2017	20,885,000
40,000,000	[2,3]	Golden State Tobacco Securitization Corp., CA, Tender Option Bond Trust Certificates (2015-XF1038) Weekly VRDNs (California State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 1.040%, 5/4/2017	40,000,000
24,965,000	[2,3]	Long Beach CCD, CA, Stage Trust (Series 2009-62C), 1.10% TOBs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 5/11/2017	24,965,000
9,630,000	[2,3]	Los Angeles, CA Department of Water & Power (Water Works/System), Stage Trust (Series 2009-87C), 1.10% TOBs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 5/19/2017	9,630,000
24,775,000	[2,3]	Los Angeles, CA USD, Stage Trust (Series 2009-69C), 1.10% TOBs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 5/4/2017	24,775,000
		TOTAL	220,655,000
		Colorado—0.4%
10,000,000	[2,3]	Cherry Creek, CO School District No. 5, Solar Eclilpse (Series 2017-003), 1.06% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 7/20/2017	10,000,000
		Connecticut—1.1%
2,960,000		Burlington, CT, 1.25% BANs, 7/18/2017	2,961,832
3,430,000		Connecticut State Health & Educational Facilities, (Series A) Weekly VRDNs (CIL Community Resources, Inc.)/(HSBC Bank USA, N.A. LOC), 0.930%, 5/4/2017	3,430,000
365,000		Connecticut State HFA, (Series 2010) Weekly VRDNs (CIL Realty)/(HSBC Bank USA, N.A. LOC), 0.930%, 5/4/2017	365,000
10,400,000		Groton City, CT, 2.00% BANs, 10/4/2017	10,439,537
8,000,000		Windham, CT, 1.25% BANs, 10/12/2017	8,011,742
		TOTAL	25,208,111
		District of Columbia—0.2%
5,000,000	[2,3]	District of Columbia Water & Sewer Authority, Solar Eclipse (Series 2017-0015), 1.08% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 5/25/2017	5,000,000
		Florida—9.8%
5,600,000		Alachua County, FL HFA, (Series 2008) Weekly VRDNs (Santa Fe Apartments II, Ltd.)/(FNMA LOC), 0.900%, 5/4/2017	5,600,000
5,235,000		Citizens Property Insurance Corp. FL, (Series 2009 A-1), 5.50% Bonds (Citizens Property Insurance Coastal Account), 6/1/2017	5,254,959
20,000,000		Citizens Property Insurance Corp. FL, (Series 2010A-1), 5.25% Bonds (Citizens Property Insurance Coastal Account), 6/1/2017	20,071,105

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1]
		Florida—continued
$3,000,000	[2,3]	Clearwater, FL Water and Sewer Authority, Solar Eclipse (Series 2017-0014), 1.08% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 6/1/2017	$3,000,000
5,555,000		Coconut Creek, FL, (Series 2007) Weekly VRDNs (Junior Achievement of South Florida, Inc.)/(TD Bank, N.A. LOC), 0.950%, 5/4/2017	5,555,000
2,350,000		Florida HFA, (Series 1985-SS) Weekly VRDNs (Woodlands Apartments)/(Northern Trust Co., Chicago, IL LOC), 0.940%, 5/3/2017	2,350,000
4,000,000	[2,3]	Florida State Turnpike Authority, Solar Eclipse (Series 2017-0002) Weekly VRDNs (U.S. Bank, N.A. LIQ), 0.970%, 5/4/2017	4,000,000
4,760,000		Jacksonville, FL HFDC, (Series 2002) Weekly VRDNs (University of Florida Jacksonville Physicians, Inc.)/(Bank of America N.A. LOC), 0.930%, 5/3/2017	4,760,000
5,600,000		Manatee County, FL, Pollution Control Revenue Refunding Bonds (Series 1994) Daily VRDNs (Florida Power & Light Co.), 0.900%, 5/1/2017	5,600,000
44,300,000		Martin County, FL PCRB, (Series 2000) Daily VRDNs (Florida Power & Light Co.), 0.890%, 5/1/2017	44,300,000
13,995,000	[2,3]	Miami-Dade County, FL Water & Sewer, Tender Option Bond Trust Receipts (2015-ZF0268) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Toronto Dominion Bank LIQ), 1.050%, 5/4/2017	13,995,000
20,000,000	[2,3]	Orlando & Orange County Expressway Authority, FL, RBC Muni Trust (Series E-62), 1.10% TOBs (Central Florida Expressway Authority)/(Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), Optional Tender 5/1/2017	20,000,000
11,480,000	[2,3]	Orlando, FL Contract Tourist Development, Tender Option Bond Trust Receipts (2015-XM0006) Weekly VRDNs (Orlando, FL)/(JPMorgan Chase Bank, N.A. LIQ), 1.000%, 5/4/2017	11,480,000
5,000,000	[2,3]	Palm Beach County, FL School Board, Eagles (Series 2017-0001) Weekly VRDNs (Citibank NA, New York LIQ), 0.940%, 5/4/2017	5,000,000
1,000,000		Pinellas County, FL Health Facility Authority, (Series 2009A-2) Weekly VRDNs (Baycare Health System)/(Northern Trust Co., Chicago, IL LOC), 0.910%, 5/4/2017	1,000,000
16,500,000		Polk County, FL IDA (Baycare Health System), (Series 2014A-2) VRENs, 1.200%, 5/4/2017	16,500,000
4,300,000		St. Lucie County, FL PCRB, (Series 2000) Daily VRDNs (Florida Power & Light Co.), 0.910%, 5/1/2017	4,300,000
1,500,000		Sunshine State Governmental Finance Commission, FL, (Series 2010B) Weekly VRDNs (Miami-Dade County, FL)/(MUFG Union Bank, N.A. LOC), 0.910%, 5/4/2017	1,500,000
14,000,000		Sunshine State Governmental Finance Commission, FL, Callable Tax-Exempt Notes (Series H), 0.80% CP (Orlando, FL)/(JPMorgan Chase Bank, N.A. LIQ), Mandatory Tender 6/8/2017	14,000,000
33,570,000		UCF Health Facilities Corp., FL, Capital Improvement Revenue Bonds (Series 2007) Weekly VRDNs (UCF Health Sciences Campus at Lake Nona)/(Fifth Third Bank, Cincinnati LOC), 0.990%, 5/5/2017	33,570,000
		TOTAL	221,836,064
		Georgia—3.6%
2,700,000		Cobb County, GA Housing Authority, (Series 2008) Weekly VRDNs (Highland Ridge Partners LP)/(FHLMC LOC), 0.950%, 5/4/2017	2,700,000
3,750,000		Columbus, GA Development Authority, (Series 2008) Weekly VRDNs (Lumpkin Park Partners, Ltd.)/(FHLMC LOC), 1.050%, 5/4/2017	3,750,000
9,395,000	[2,3]	DeKalb Private Hospital Authority, GA, Stage Trust (Series 2009-90C), 1.10% TOBs (Children's Healthcare of Atlanta, Inc.)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 5/4/2017	9,395,000
1,200,000		Fulton County, GA Development Authority, (Series 2000) Weekly VRDNs (Donnellan School, Inc.)/(Bank of New York Mellon LOC), 1.000%, 5/4/2017	1,200,000
8,000,000	[2,3]	Fulton County, GA, Solar Eclipse (Series 2017-0007) Weekly VRDNs (U.S. Bank, N.A. LIQ), 0.970%, 5/4/2017	8,000,000
1,245,000		Heard County, GA Development Authority, (Series 2009A) Weekly VRDNs (Oglethorpe Power Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.920%, 5/3/2017	1,245,000
55,010,000		Main Street Gas, Inc., GA, (Series 2010 A1), 1.01% TOBs (Royal Bank of Canada LOC), Optional Tender 6/1/2017	55,010,000
1,000,000		Roswell, GA Housing Authority, MFH Refunding Revenue Bonds (Series 1988A) Weekly VRDNs (Belcourt Ltd.)/(Northern Trust Co., Chicago, IL LOC), 0.930%, 5/3/2017	1,000,000
		TOTAL	82,300,000
		Hawaii—0.4%
9,695,000		Hawaii State Department of Budget & Finance (Queen's Health Systems), (2015 Series B) VRENs, 1.350%, 5/4/2017	9,695,000
		Illinois—0.7%
600,000		Chicago, IL MFH Revenue, (Series 2012) Weekly VRDNs (Churchview Manor Senior Apartments)/(BMO Harris Bank, N.A. LOC), 1.120%, 5/4/2017	600,000
7,800,000		Illinois Development Finance Authority IDB, Revenue Bonds (Series 1994) Weekly VRDNs (Chicago Symphony Orchestra Project)/(Northern Trust Co., Chicago, IL LOC), 0.920%, 5/3/2017	7,800,000
6,000,000		Illinois Development Finance Authority, (Series 1999) Weekly VRDNs (North Shore Senior Center)/(JPMorgan Chase Bank, N.A. LOC), 0.960%, 5/3/2017	6,000,000
800,000		Illinois Finance Authority, (Series 2012) Weekly VRDNs (Illinois Wesleyan University)/(PNC Bank, N.A. LOC), 0.920%, 5/4/2017	800,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1]
		Illinois—continued
$885,000		Southwestern Illinois Development Authority, (Series 2010) Weekly VRDNs (Molinero, Inc.)/(BMO Harris Bank, N.A. LOC), 0.910%, 5/4/2017	$885,000
		TOTAL	16,085,000
		Indiana—1.1%
15,000,000	[2,3]	Indiana State Finance Authority, Stage Trust (Series 2009-82C), 1.10% TOBs (Trinity Healthcare Credit Group)/(Wells Fargo & Co. LIQ), Optional Tender 5/4/2017	15,000,000
4,035,000		Jasper County, IN EDA, (Series 2010B) Weekly VRDNs (T & M LP)/(AgriBank FCB LOC), 0.980%, 5/4/2017	4,035,000
6,500,000		Jasper County, IN EDA, (Series 2010C) Weekly VRDNs (T & M LP)/(AgriBank FCB LOC), 0.980%, 5/4/2017	6,500,000
90,000		Valparaiso, IN EDRB, (Series 2008) Weekly VRDNs (Pines Village Retirement Community, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.980%, 5/4/2017	90,000
		TOTAL	25,625,000
		Louisiana—3.2%
50,000,000		Ascension Parish, LA IDB, (Series 2009) Weekly VRDNs (BASF Corp.)/(GTD by BASF SE), 0.960%, 5/3/2017	50,000,000
1,140,000		Louisiana Local Government Environmental Facilities CDA, (Series 2004) Weekly VRDNs (The Academy of the Sacred Heart of New Orleans)/(FHLB of Dallas LOC), 0.950%, 5/3/2017	1,140,000
21,600,000		Louisiana Public Facilities Authority, (Series 2010) Weekly VRDNs (Air Products & Chemicals, Inc.), 0.930%, 5/3/2017	21,600,000
		TOTAL	72,740,000
		Maine—0.6%
13,135,000	[2,3]	Maine Health & Higher Educational Facilities Authority, Solar Eclipse (Series 2007-0104), 0.95% TOBs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), Mandatory Tender 6/29/2017	13,135,000
		Maryland—1.8%
1,935,000		Howard County, MD Revenue Bonds, (Series 1995) Weekly VRDNs (Bluffs at Clarys Forest Apartments)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.970%, 5/2/2017	1,935,000
10,200,000		Maryland Community Development Administration—Residential Revenue, (Series 2007J) Weekly VRDNs (TD Bank, N.A. LIQ), 0.890%, 5/4/2017	10,200,000
13,750,000		Maryland Community Development Administration—Residential Revenue, (Series 2007M) Weekly VRDNs (TD Bank, N.A. LIQ), 0.890%, 5/4/2017	13,750,000
1,029,000		Montgomery County, MD Housing Opportunities Commission, (Series 1998 Issue I) Weekly VRDNs (Byron House, Inc. Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.02%, 5/2/2017	1,029,000
7,410,000		Montgomery County, MD, (Series 2013MD), 0.78% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 6/1/2017	7,410,000
6,695,000	[2,3]	University System of Maryland, Solar Eclipse (Series 2017-0023), 1.08% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 6/15/2017	6,695,000
		TOTAL	41,019,000
		Massachusetts—3.1%
6,800,000	[2,3]	Commonwealth of Massachusetts, Clipper Tax-Exempt Certificates Trust (Series 2009-69) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.930%, 5/4/2017	6,800,000
11,000,000		Haverhill, MA, 2.00% BANs, 6/1/2017	11,010,741
7,000,000	[2,3]	Massachusetts Bay Transportation Authority Sales Tax Revenue, Clipper Tax-Exempt Certificates Trust (Series 2009-47) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.940%, 5/4/2017	7,000,000
4,880,000		Massachusetts Development Finance Agency, (Series 2013) Weekly VRDNs (CIL Realty of Massachusetts)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.940%, 5/4/2017	4,880,000
7,900,000		Massachusetts Development Finance Agency, (Series 2014) Weekly VRDNs (CIL Realty of Massachusetts)/(HSBC Bank USA, N.A. LOC), 0.930%, 5/4/2017	7,900,000
6,425,000		Massachusetts HEFA, (Series 2009) Weekly VRDNs (CIL Realty of Massachusetts)/(HSBC Bank USA, N.A. LOC), 0.930%, 5/4/2017	6,425,000
2,500,000	[2,3]	Massachusetts School Building Authority, Eagles (Series 2014-0003) Weekly VRDNs (Citibank NA, New York LIQ), 0.930%, 5/4/2017	2,500,000
3,900,000	[2,3]	Massachusetts School Building Authority, Solar Eclipse (Series 2017-0013) Weekly VRDNs (U.S. Bank, N.A. LIQ), 0.970%, 5/4/2017	3,900,000
4,500,000	[2,3]	Massachusetts School Building Authority, Tender Option Bond Trust Certificates (2016-XX1008) Weekly VRDNs (Barclays Bank PLC LIQ), 0.930%, 5/4/2017	4,500,000
2,980,000		Massachusetts State Development Finance Agency, (Series 2006) Weekly VRDNs (Governor Dummer Academy)/(TD Bank, N.A. LOC), 0.910%, 5/3/2017	2,980,000
5,400,000		Massachusetts State Development Finance Agency, (Series 2006) Weekly VRDNs (Marine Biological Laboratory)/(PNC Bank, N.A. LOC), 0.910%, 5/4/2017	5,400,000
1,500,000		Massachusetts State Development Finance Agency, (Series 2008A) Weekly VRDNs (Babson College)/(Bank of America N.A. LOC), 0.900%, 5/4/2017	1,500,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1]
		Massachusetts—continued
$5,500,000		Massachusetts State Housing Finance Agency Housing Revenue, (2015 Series A) Weekly VRDNs (Princeton Westford)/(Bank of America N.A. LOC), 0.920%, 5/4/2017	$5,500,000
		TOTAL	70,295,741
		Michigan—5.7%
44,815,000	[2,3]	Eastern Michigan University Board of Regents, Barclays Floater Certificates (Series 2015-6WE) Weekly VRDNs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.050%, 5/4/2017	44,815,000
200,000		Grand Rapids, MI Economic Development Corp., Series 1991-A) Weekly VRDNs (Amway Hotel Corp.)/(Bank of America N.A. LOC), 1.160%, 5/3/2017	200,000
2,100,000		Grand Valley State University Board of Trustees, MI, (Series 2008-B) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.890%, 5/4/2017	2,100,000
700,000		Green Lake Township, MI Daily VRDNs (Interlochen Center)/(BMO Harris Bank, N.A. LOC), 0.850%, 5/1/2017	700,000
2,600,000		Lenawee County, MI EDC, (Series 2009) Weekly VRDNs (Siena Heights University)/(FHLB of Chicago LOC), 0.900%, 5/4/2017	2,600,000
1,700,000		Michigan Job Development Authority, (Series 1985) Weekly VRDNs (Andersons, Inc. (The))/(U.S. Bank, N.A. LOC), 0.990%, 5/3/2017	1,700,000
6,210,000		Michigan State Finance Authority Revenue, (Series 2013MI-1), 0.78% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 6/1/2017	6,210,000
855,000		Michigan State Finance Authority Revenue, Healthcare Equipment Loan (Series D) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.970%, 5/4/2017	855,000
4,180,000		Michigan State Strategic Fund, (Series 2003) Weekly VRDNs (Catholic Social Services of Lansing/St. Vincent Home, Inc.)/(Comerica Bank LOC), 1.000%, 5/4/2017	4,180,000
1,315,000		Michigan State Strategic Fund, (Series 2005) Weekly VRDNs (Detroit Public Television)/(Comerica Bank LOC), 0.960%, 5/4/2017	1,315,000
750,000		Michigan State University Board of Trustees, (Series 2000A-1) Weekly VRDNs (Michigan State University)/(Royal Bank of Canada LIQ), 0.910%, 5/3/2017	750,000
2,800,000		Michigan Strategic Fund, (Series 2007) Daily VRDNs (Air Products & Chemicals, Inc.), 0.910%, 5/1/2017	2,800,000
1,610,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Washtenaw Christian Academy)/(Fifth Third Bank, Cincinnati LOC), 0.990%, 5/5/2017	1,610,000
350,000		Michigan Strategic Fund, (Series 2010) Weekly VRDNs (CS Facilities LLC)/(MUFG Union Bank, N.A. LOC), 0.910%, 5/4/2017	350,000
400,000		Michigan Strategic Fund, (Series 2010) Weekly VRDNs (Kroger Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.980%, 5/4/2017	400,000
955,000		St. Joseph, MI Hospital Finance Authority, (Series 2002) Weekly VRDNs (Lakeland Hospitals at Niles & St. Joseph Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.000%, 5/4/2017	955,000
26,600,000		St. Joseph, MI Hospital Finance Authority, (Series 2003) Weekly VRDNs (Lakeland Hospitals at Niles & St. Joseph Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.000%, 5/4/2017	26,600,000
29,635,000		St. Joseph, MI Hospital Finance Authority, (Series 2006) Weekly VRDNs (Lakeland Hospitals at Niles & St. Joseph Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.000%, 5/4/2017	29,635,000
		TOTAL	127,775,000
		Minnesota—1.3%
200,000		Andover, MN, (Series 2003) Weekly VRDNs (Presbyterian Homes of Andover, Inc.)/(FNMA LOC), 0.890%, 5/4/2017	200,000
1,170,000		Eagan, MN, (Series 2003) Weekly VRDNs (Aspenwoods of Eagan Apartments))/(FNMA LOC), 1.000%, 5/4/2017	1,170,000
4,425,000		East Grand Forks, MN Solid Waste Disposal, (Series 2009) Weekly VRDNs (American Crystal Sugar Co.)/(CoBank, ACB LOC), 0.920%, 5/4/2017	4,425,000
3,650,000	[2,3]	Minneapolis, MN Health Care System, RBC Muni Trust (Series E-19) Weekly VRDNs (Fairview Health Services)/(Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.920%, 5/4/2017	3,650,000
260,000		Minneapolis, MN Weekly VRDNs (Symphony Place)/(FHLMC LOC), 0.900%, 5/4/2017	260,000
200,000		Minneapolis/St. Paul, MN Housing & Redevelopment Authority, (Series A) Daily VRDNs (Children's Health Care)/(Assured Guaranty Municipal Corp. INS)/(U.S. Bank, N.A. LIQ), 0.870%, 5/1/2017	200,000
2,800,000		Minnesota State HFA Weekly VRDNs (Royal Bank of Canada LIQ), 0.900%, 5/4/2017	2,800,000
4,050,000		Minnesota State Higher Education Facility Authority, (Series Five-G) Weekly VRDNs (Carleton College)/(JPMorgan Chase Bank, N.A. LIQ), 0.930%, 5/4/2017	4,050,000
3,345,000		Minnesota State Higher Education Facility Authority, (Series Five-N2) Weekly VRDNs (College of Saint Catherine)/(U.S. Bank, N.A. LOC), 0.900%, 5/4/2017	3,345,000
350,000		Rochester, MN Health Care Facility Authority, (Series 2016) Weekly VRDNs (Mayo Clinic), 0.860%, 5/3/2017	350,000
1,500,000		Rochester, MN Health Care Facility Authority, (Series B) Weekly VRDNs (Mayo Clinic)/(Northern Trust Co., Chicago, IL LIQ), 0.880%, 5/3/2017	1,500,000
5,970,000	[2,3]	St. Cloud, MN ISD No. 742, Solar Eclipse (Series 2017-0009), 1.17% TOBs (U.S. Bank, N.A. LIQ) 8/24/2017	5,970,000
2,242,000		St. Louis Park, MN, (Series 2004) Weekly VRDNs (Parkshore Senior Campus, LLC)/(FHLMC LOC), 0.980%, 5/4/2017	2,242,000
		TOTAL	30,162,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1]
		Missouri—0.8%
$2,730,000		Buchanan County, MO Solid Waste Disposal, (Series 2009A) Weekly VRDNs (Lifeline Foods LLC)/(Commerce Bank, N.A., Kansas City LOC), 0.960%, 5/4/2017	$2,730,000
10,000,000		Buchanan County, MO Solid Waste Disposal, (Series 2009B) Weekly VRDNs (Lifeline Foods LLC)/(Commerce Bank, N.A., Kansas City LOC), 0.960%, 5/4/2017	10,000,000
5,000,000	[2,3]	Kansas City, MO Water Revenue, Solar Eclipse (Series 2017-0016), 1.08% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 5/25/2017	5,000,000
		TOTAL	17,730,000
		Montana—0.3%
7,000,000		Montana State Board Of Investments, Municipal Finance Consolidation Act Bonds (Series 2010), 1.20% TOBs, Mandatory Tender 3/1/2018	7,000,000
		Multi-State—7.1%
71,400,000	[2,3]	Nuveen Enhanced AMT-Free Municipal Credit Opportunities Fund, (Series 2) Weekly VRDPs (JPMorgan Chase Bank, N.A. LIQ), 0.990%, 5/4/2017	71,400,000
45,000,000	[2,3]	Nuveen Enhanced AMT-Free Quality Municipal Income Fund, (Series 3) Weekly VRDPs (TD Bank, N.A. LIQ), 0.980%, 5/4/2017	45,000,000
44,000,000	[2,3]	Nuveen Enhanced AMT-Free Quality Municipal Income Fund, (Series 4) Weekly VRDPs (Barclays Bank PLC LIQ), 1.020%, 5/4/2017	44,000,000
		TOTAL	160,400,000
		Nevada—1.8%
5,000,000	[2,3]	Clark County, NV, Solar Eclipse (Series 2017-0025), 1.08% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 6/22/2017	5,000,000
28,500,000	[2,3]	Henderson, NV Health Facility, Tender Option Bond Trust Certificates (2016-XG0087) Weekly VRDNs (Dignity Health (Catholic Healthcare West))/(Berkshire Hathaway Assurance Corp. INS)/(Credit Suisse AG LIQ), 0.930%, 5/4/2017	28,500,000
8,000,000	[2,3]	Nevada State Highway Revenue, Solar Eclipse (Series 2017-0018), 1.17% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 8/31/2017	8,000,000
		TOTAL	41,500,000
		New Jersey—2.4%
1,905,000		Burlington County, NJ Bridge Commission, (Series 2005A) Weekly VRDNs (Lutheran Home at Moorestown)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 0.870%, 5/4/2017	1,905,000
4,000,000	[2,3]	Essex County, NJ, Clipper Tax-Exempt Certificates Trust (Series 2009-49) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.940%, 5/4/2017	4,000,000
6,182,545		Glassboro Borough, NJ, 2.50% BANs, 1/10/2018	6,224,910
1,510,080		Hopatcong, NJ, 2.00% BANs, 7/27/2017	1,513,669
2,665,000		Kenilworth, NJ, 2.00% BANs, 12/8/2017	2,675,339
5,900,000		New Jersey Health Care Facilities Financing Authority, (Series 2008B) Weekly VRDNs (AHS Hospital Corp.)/(Bank of America N.A. LOC), 0.910%, 5/4/2017	5,900,000
8,370,000	[2,3]	New Jersey Housing & Mortgage Finance Agency, Tender Option Bond Trust Receipts (2016-ZF0346) Weekly VRDNs (Bank of America N.A. LIQ), 0.950%, 5/4/2017	8,370,000
11,385,000	[2,3]	New Jersey State Transportation Trust Fund Authority, Stage Trust (Series 2011-28C), 1.20% TOBs (New Jersey State)/(GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 8/31/2017	11,385,000
7,324,176		Roselle, NJ, 2.50% BANs, 3/1/2018	7,395,805
3,000,000		Stafford Township, NJ Board of Education, 1.50% BANs, 9/29/2017	3,005,876
2,945,000		Winslow Township, NJ, (Series A), 2.50% BANs, 12/27/2017	2,965,427
		TOTAL	55,341,026
		New York—12.7%
2,300,000		Albany, NY IDA, (Series 2004) Weekly VRDNs (Renaissance Corporation of Albany)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.950%, 5/4/2017	2,300,000
16,800,000	[2,3]	Battery Park, NY City Authority, PUTTERs (Series 5012) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 0.920%, 5/1/2017	16,800,000
8,450,000		Canton, NY CSD, 1.75% BANs, 7/14/2017	8,464,767
20,000,000		Kingston, NY City School District, (Series A), 1.50% BANs, 6/15/2017	20,012,345
21,190,000	[2,3]	MTA Transportation Revenue, Eagles (Series 2017-0004) Weekly VRDNs (Citibank NA, New York LIQ), 0.950%, 5/4/2017	21,190,000
8,885,000	[2,3]	Metropolitan Transportation Authority, NY, Tender Option Bond Trust Receipts (2016-ZF0500) Weekly VRDNs (MTA Transportation Revenue)/(Toronto Dominion Bank LIQ), 1.050%, 5/4/2017	8,885,000
1,400,000		Nassau County, NY Interim Finance Authority, Senior Sales Tax Secured Bonds (Series 2008B) Weekly VRDNs (Sumitomo Mitsui Banking Corp. LIQ), 0.930%, 5/3/2017	1,400,000
5,830,000		New York City, NY Municipal Water Finance Authority, (Series 2001F-1) Daily VRDNs (Mizuho Bank Ltd. LIQ), 0.900%, 5/1/2017	5,830,000
23,635,000		New York City, NY Municipal Water Finance Authority, (Series 2014AA-8) Daily VRDNs (Mizuho Bank Ltd. LIQ), 0.900%, 5/1/2017	23,635,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1]
		New York—continued
$39,120,000		New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2011 Series FF-2) Daily VRDNs (Landesbank Hessen-Thuringen LIQ), 0.920%, 5/1/2017	$39,120,000
2,700,000	[2,3]	New York City, NY Municipal Water Finance Authority, Tender Option Bond Trust Receipts (2016-ZF0265) Weekly VRDNs (Toronto Dominion Bank LIQ), 0.940%, 5/4/2017	2,700,000
40,500,000		New York City, NY Transitional Finance Authority, (Fiscal 1998 Series C) Daily VRDNs (Morgan Stanley Bank, N.A. LOC), 0.910%, 5/1/2017	40,500,000
5,580,000		New York City, NY Transitional Finance Authority, New York City Recovery Bonds (2003 Subseries 1-D) Daily VRDNs (GTD by Landesbank Hessen-Thuringen LIQ), 0.910%, 5/1/2017	5,580,000
2,000,000		New York City, NY, (Fiscal 2012 Series G-6) Daily VRDNs (Mizuho Bank Ltd. LOC), 0.910%, 5/1/2017	2,000,000
26,400,000		New York City, NY, (Subseries A-2) Daily VRDNs (Mizuho Bank Ltd. LOC), 0.900%, 5/1/2017	26,400,000
6,000,000	[2,3]	New York State Dormitory Authority, Tender Option Bond Trust Receipts (2016-XF0529) Weekly VRDNs (New York State)/(Toronto Dominion Bank LIQ), 0.940%, 5/4/2017	6,000,000
5,500,000	[2,3]	New York State Urban Development Corp., Clipper Tax-Exempt Certificates Trust (Series 2009-35) Weekly VRDNs (New York State)/(State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.930%, 5/4/2017	5,500,000
10,000,000		Port Washington, NY Union Free School District, 1.50% TANs, 6/22/2017	10,008,021
1,800,000		Putnam County, NY IDA, (Series 2005A) Weekly VRDNs (United Cerebral Palsy of Putnam and Southern Dutchess)/(TD Bank, N.A. LOC), 0.920%, 5/4/2017	1,800,000
12,000,000		Rotterdam-Mohonasen CSD, NY, 1.25% BANs, 6/15/2017	12,006,574
13,100,000		Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2002F) Daily VRDNs (Landesbank Hessen-Thuringen LOC), 0.920%, 5/1/2017	13,100,000
13,201,532		West Genesee, NY CSD, 2.00% BANs, 6/30/2017	13,223,095
		TOTAL	286,454,802
		North Carolina—2.3%
2,200,000		Cary, NC, (Series 2006) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.920%, 5/3/2017	2,200,000
7,175,000	[2,3]	Charlotte-Mecklenburg Hospital Authority, NC, Stage Trust (Series 2011-72C), 1.20% TOBs (Carolinas HealthCare System)/(GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 8/31/2017	7,175,000
1,000,000	[2,3]	Charlotte-Mecklenburg Hospital Authority, NC, Tender Option Bond Trust Certificates (2016-XF2222) Weekly VRDNs (Carolinas HealthCare System)/(Citibank NA, New York LIQ), 0.930%, 5/4/2017	1,000,000
9,000,000	[2,3]	Forsyth County, NC, Solar Eclipse (Series 2017-0020) Weekly VRDNs (U.S. Bank, N.A. LIQ), 0.950%, 5/4/2017	9,000,000
1,330,000		Greensboro, NC, (Series 2003B) Weekly VRDNs (Bank of America N.A. LIQ), 0.860%, 5/3/2017	1,330,000
1,225,000		Greensboro, NC, (Series 2003B) Weekly VRDNs (Bank of America N.A. LIQ), 0.860%, 5/3/2017	1,225,000
3,285,000		New Hanover County, NC, (Series 2008B) Weekly VRDNs (New Hanover Regional Medical Center)/(PNC Bank, N.A. LOC), 0.880%, 5/3/2017	3,285,000
1,075,000		North Carolina Capital Facilities Finance Agency, (Series 2004) Weekly VRDNs (Barton College)/(Branch Banking & Trust Co. LOC), 0.930%, 5/4/2017	1,075,000
4,250,000		North Carolina Capital Facilities Finance Agency, (Series 2004B) Weekly VRDNs (NCA&T University Foundation LLC)/(PNC Bank, N.A. LOC), 0.920%, 5/4/2017	4,250,000
1,460,000		North Carolina Medical Care Commission, (Series 2001A) Weekly VRDNs (Moses H. Cone Memorial)/(BMO Harris Bank, N.A. LIQ), 0.900%, 5/4/2017	1,460,000
11,015,000	[2,3]	North Carolina State Capital Improvement, Stage Trust (Series 2011-136C), 1.10% TOBs (North Carolina State)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 10/5/2017	11,015,000
1,000,000	[2,3]	North Carolina State, Tender Option Bond Trust Certificates (2015-XF2113) Weekly VRDNs (Citibank NA, New York LIQ), 0.930%, 5/4/2017	1,000,000
6,000,000		Person County, NC Industrial Facilities & PCFA, (Series 2010) Weekly VRDNs (Certainteed Gypsum, Inc.)/(Credit Industriel et Commercial LOC), 0.920%, 5/4/2017	6,000,000
2,800,000		Raleigh & Durham, NC Airport Authority, (Series 2008C) Weekly VRDNs (Royal Bank of Canada LOC), 0.890%, 5/4/2017	2,800,000
		TOTAL	52,815,000
		North Dakota—1.3%
29,124,000		Grand Forks County, ND, (Series 2010) Weekly VRDNs (J. R. Simplot Co.)/(Cooperatieve Rabobank UA LOC), 0.950%, 5/3/2017	29,124,000
		Ohio—2.0%
9,000,000		Franklin County, OH Mortgage Revenue, (Series 2013OH), 0.78% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 6/1/2017	9,000,000
16,000,000	[2,3]	Middletown, OH, Golden Blue (Series 2017-003) Weekly VRDNs (Premier Health Partners Obligated Group)/(Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.050%, 5/4/2017	16,000,000
10,000,000	[2,3]	Ohio State Higher Educational Facility Commission (University Hospitals Health System, Inc.), Golden Blue (Series 2017-006) VRENs (University Hospitals Health System, Inc.)/(Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.120%, 5/4/2017	10,000,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1]
		Ohio—continued
$1,000,000		Ohio State, (Series 2016B) Weekly VRDNs, 0.890%, 5/3/2017	$1,000,000
8,600,000		Ohio State, (Series 2016C) Weekly VRDNs, 0.980%, 5/3/2017	8,600,000
		TOTAL	44,600,000
		Oklahoma—0.8%
14,400,000		Oklahoma Development Finance Authority (INTEGRIS Obligated Group), (Series 2015 B) VRENs, 1.250%, 5/4/2017	14,400,000
4,730,000		Oklahoma State Industrial Authority, (Series 2002) Weekly VRDNs (American Cancer Society, Inc.)/(Bank of America N.A. LOC), 0.930%, 5/4/2017	4,730,000
		TOTAL	19,130,000
		Pennsylvania—8.0%
2,165,000	[2,3]	Allegheny County Sanitation Authority, Tender Option Bond Trust Certificates (2016-XM0278) Weekly VRDNs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.960%, 5/4/2017	2,165,000
2,000,000		Allegheny County, PA HDA, (Series 1997) Weekly VRDNs (Dialysis Clinic, Inc.)/(Fifth Third Bank, Cincinnati LOC), 1.000%, 5/4/2017	2,000,000
5,040,000	[2,3]	Allegheny County, PA HDA, PUTTERs (Series 4323) Daily VRDNs (UPMC Health System)/(JPMorgan Chase Bank, N.A. LIQ), 0.920%, 5/1/2017	5,040,000
500,000	[2,3]	Allegheny County, PA HDA, PUTTERs (Series 5011) Daily VRDNs (UPMC Health System)/(JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 0.920%, 5/1/2017	500,000
3,500,000		Butler County, PA General Authority, (Series 2007) Weekly VRDNs (Hampton Township School District, PA)/(Assured Guaranty Municipal Corp. INS)/(Bank of New York Mellon LIQ), 0.930%, 5/4/2017	3,500,000
1,000,000		Chester County, PA Intermediate Unit, (Series 2003) Weekly VRDNs (PNC Bank, N.A. LOC), 0.900%, 5/4/2017	1,000,000
300,000		Erie County, PA Hospital Authority, (Series 2010B) Weekly VRDNs (St. Vincent Health System)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.950%, 5/4/2017	300,000
7,080,000	[2,3]	Franklin County, PA IDA, Stage Trust (Series 2010-01C), 1.20% TOBs (Chambersburg Hospital)/(GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 8/17/2017	7,080,000
4,795,000	[2,3]	Geisinger Authority, PA Health System, Stage Trust (Series 2011-69C), 1.20% TOBs (Geisinger Health System)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 8/17/2017	4,795,000
3,955,000		Haverford Twp, PA School District, (Series 2009) Weekly VRDNs (TD Bank, N.A. LOC), 0.900%, 5/4/2017	3,955,000
2,500,000		Lancaster, PA IDA, (Series C of 2009) Weekly VRDNs (Willow Valley Retirement Communities)/(PNC Bank, N.A. LOC), 0.930%, 5/4/2017	2,500,000
500,000		Northampton County, PA General Purpose Authority, (Series of 2003) Weekly VRDNs (Lafayette College)/(U.S. Bank, N.A. LIQ), 0.900%, 5/4/2017	500,000
5,500,000		Pennsylvania HFA, (Series 2008-O) Weekly VRDNs (Foxwood Manor Apartments)/(GTD by FHLMC), 0.900%, 5/4/2017	5,500,000
3,795,000		Pennsylvania State Higher Education Facilities Authority, (Series 2002 K1) Weekly VRDNs (University of Scranton)/(PNC Bank, N.A. LOC), 0.930%, 5/4/2017	3,795,000
99,630,000		Pittsburgh & Allegheny County, PA Sports & Exhibition Authority, (Series A of 2007) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.990%, 5/4/2017	99,630,000
28,400,000		Pittsburgh, PA Water & Sewer Authority, First Lien (Series D-2) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.960%, 5/4/2017	28,400,000
9,500,000	[2,3]	State Public School Building Authority, PA, Tender Option Bond Trust Certificates (2016-XG0085) Weekly VRDNs (Philadelphia, PA School District)/(Assured Guaranty Municipal Corp. INS)/(Credit Suisse AG LIQ), 1.020%, 5/4/2017	9,500,000
		TOTAL	180,160,000
		South Carolina—0.5%
10,000,000		Lexington, SC Waterworks & Sewer System, 2.50% BANs, 12/1/2017	10,084,076
		Tennessee—0.8%
16,880,000	[2,3]	Metropolitan Government Nashville & Davidson County, TN, Solar Eclipse (Series 2017-0011) Weekly VRDNs (U.S. Bank, N.A. LIQ), 0.970%, 5/4/2017	16,880,000
		Texas—8.5%
8,590,000	[2,3]	Austin, TX Electric Utility System, Solar Eclipse (Series 2017-0008), 1.10% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 5/18/2017	8,590,000
700,000		Bexar County, TX Housing Finance Corp., (Series 2005A) Weekly VRDNs (Summit Hills Apartments)/(FHLMC LOC), 0.990%, 5/4/2017	700,000
1,135,000		Dallas, TX Performing Arts Cultural Facilities Corp., (Series 2008A) Weekly VRDNs (Dallas Center for the Performing Arts Foundation, Inc.)/(Bank of America N.A. LOC), 0.890%, 5/4/2017	1,135,000
45,000,000		Harris County, TX Cultural Education Facilities Finance Corp., (Series 2009 C-2), 0.76% CP (Methodist Hospital, Harris County, TX), Mandatory Tender 5/3/2017	45,000,000
12,500,000		Houston, TX, (Series B-3), 0.92% CP (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), Mandatory Tender 5/4/2017	12,500,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1]
		Texas—continued
$18,965,000	[2,3]	Longview, TX ISD, Stage Trust (Series 2008-45C), 1.10% TOBs (GTD by Texas PSFG Program)/(Wells Fargo & Co. LIQ), Optional Tender 5/11/2017	$18,965,000
4,440,000	[2,3]	North Texas Tollway Authority, Tender Option Bond Trust Certificates (2015-XF2037) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 1.050%, 5/4/2017	4,440,000
25,000,000		Port of Port Arthur Navigation District of Jefferson County, TX, (Series 2010) Weekly VRDNs (TOTAL Petrochemicals USA, Inc.)/(GTD by Total S.A.), 0.940%, 5/3/2017	25,000,000
21,000,000		Port of Port Arthur Navigation District of Jefferson County, TX, Exempt Facilities Revenue Bonds (Series 2009) Weekly VRDNs (TOTAL Petrochemicals USA, Inc.)/(GTD by Total S.A.), 0.940%, 5/3/2017	21,000,000
25,000,000		San Antonio, TX Electric & Gas System, (2012 Series B), 0.96% CP (State Street Bank and Trust Co. and Wells Fargo Bank, N.A. LIQs), Mandatory Tender 5/15/2017	25,000,000
30,000,000		San Antonio, TX Electric & Gas System, (2012 Series B), 0.99% CP (State Street Bank and Trust Co. and Wells Fargo Bank, N.A. LIQs), Mandatory Tender 6/15/2017	30,000,000
		TOTAL	192,330,000
		Virginia—3.3%
5,705,000		Fairfax County, VA IDA, (Series 2005C-2) Weekly VRDNs (Inova Health System)/(Northern Trust Co., Chicago, IL LOC), 0.940%, 5/3/2017	5,705,000
3,800,000		Lynchburg, VA IDA, (Series 2004 C) Weekly VRDNs (Centra Health, Inc.)/(Branch Banking & Trust Co. LOC), 0.910%, 5/4/2017	3,800,000
500,000		Norfolk, VA EDA, (Series 2016B) Weekly VRDNs (Sentara Health Systems Obligation Group), 0.880%, 5/3/2017	500,000
7,125,000		Norfolk, VA Redevelopment and Housing Authority, (Series 2005) Weekly VRDNs (E2F Student Housing I, LLC)/(Bank of America N.A. LOC), 0.940%, 5/4/2017	7,125,000
56,340,000	[2,3]	Suffolk, VA EDA, Eagles (Series 2003-0014), 1.25% TOBs (Sentara Health Systems Obligation Group)/(Citibank NA, New York LIQ), Optional Tender 6/15/2017	56,340,000
500,000	[2,3]	Virginia Small Business Financing Authority, Tender Option Bond Trust Receipts (2016-ZF0360) Weekly VRDNs (Sentara Health Systems Obligation Group)/(JPMorgan Chase Bank, N.A. LIQ), 0.930%, 5/4/2017	500,000
		TOTAL	73,970,000
		Washington—0.2%
4,005,000		Washington State EDFA, (Series 2006K) Weekly VRDNs (Heirborne Investments LLC)/(MUFG Union Bank, N.A. LOC), 1.010%, 5/3/2017	4,005,000
		Wisconsin—0.4%
9,000,000		Wisconsin Public Finance Authority, Midwestern Disaster Area Revenue Bonds (Series 2011) Weekly VRDNs (RPD Holdings, LLC and HGI Wisconsin, LLC)/(AgriBank FCB LOC), 0.930%, 5/4/2017	9,000,000
		TOTAL INVESTMENTS—100.6% (AT AMORTIZED COST)[4]	2,276,814,820
		OTHER ASSETS AND LIABILITIES - NET—(0.6)%[5]	(13,867,438)
		TOTAL NET ASSETS—100%	$2,262,947,382
At April 30, 2017, the Fund held no securities that are subject to the federal alternative minimum tax (AMT).
1	Current rate and next reset date shown for Variable Rate Demand Instruments.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2017, these restricted securities amounted to $860,305,000, which represented 38.0% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2017, these liquid restricted securities amounted to $860,305,000, which represented 38.0% of total net assets.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2017.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.

The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2017, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
BANs	—Bond Anticipation Notes
CCD	—Community College District
CDA	—Community Development Authority
CP	—Commercial Paper
CSD	—Central School District
EDA	—Economic Development Authority
EDC	—Economic Development Commission
EDFA	—Economic Development Finance Authority
EDRB	—Economic Development Revenue Bond
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
HDA	—Hospital Development Authority
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
INS	—Insured
ISD	—Independent School District
LIQ(s)	—Liquidity Agreement(s)
LOC	—Letter of Credit
LP	—Limited Partnership
MFH	—Multi-Family Housing
PCFA	—Pollution Control Finance Authority
PCRB	—Pollution Control Revenue Bond
PSFG	—Permanent School Fund Guarantee
PUTTERs	—Puttable Tax-Exempt Receipts
TANs	—Tax Anticipation Notes
TOBs	—Tender Option Bonds
USD	—Unified School District
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRENs	—Variable Rate Extendible Notes
9
Federated Treasury Obligations Fund
Portfolio of Investments
April 30, 2017 (unaudited)
Principal Amount			Value
		REPURCHASE AGREEMENTS—48.5%
$500,000,000	[1]	Repurchase agreement 0.78%, dated 4/24/2017 under which BNP Paribas S.A. will repurchase securities provided as collateral for $500,075,833 on 5/2/2017. The securities provided as collateral at the end of the period held with BNY Mellon tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2044 and the market value of those underlying securities was $510,066,317.	$500,000,000
425,000,000	[1]	Interest in $475,000,000 joint repurchase agreement 0.80%, dated 4/25/2017 under which BNP Paribas S.A. will repurchase securities provided as collateral for $475,453,889 on 6/8/2017. The securities provided as collateral at the end of the period held with BNY Mellon tri-party agent, were U.S. Treasury securities with various maturities to 7/31/2023 and the market value of those underlying securities was $484,553,887.	425,000,000
450,000,000	[1]	Interest in $475,000,000 joint repurchase agreement 0.79%, dated 4/11/2017 under which BNP Paribas S.A. will repurchase securities provided as collateral for $475,312,708 on 5/11/2017. The securities provided as collateral at the end of the period held with BNY Mellon tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2043 and the market value of those underlying securities was $484,712,674.	450,000,000
700,000,000		Interest in $1,550,000,000 joint repurchase agreement 0.82%, dated 4/28/2017 under which BNP Paribas S.A. will repurchase securities provided as collateral for $1,550,105,917 on 5/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2043 and the market value of those underlying securities was $1,581,108,104.	700,000,000
475,000,000	[1]	Interest in $500,000,000 joint repurchase agreement 0.81%, dated 3/2/2017 under which BNP Paribas S.A. will repurchase securities provided as collateral for $501,350,000 on 8/29/2017. The securities provided as collateral at the end of the period held with BNY Mellon tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2046 and the market value of those underlying securities was $510,037,826.	475,000,000
230,000,000	[1]	Interest in $250,000,000 joint repurchase agreement 0.57%, dated 1/26/2017 under which Bank of Montreal will repurchase securities provided as collateral for $250,383,958 on 5/3/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2047 and the market value of those underlying securities was $255,383,583.	230,000,000
550,000,000		Interest in $550,000,000 joint repurchase agreement 0.80%, dated 4/28/2017 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $550,036,667 on 5/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 9/30/2023 and the market value of those underlying securities was $561,037,491.	550,000,000
50,000,000		Interest in $50,000,000 joint repurchase agreement 0.80%, dated 4/28/2017 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $50,003,333 on 5/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities maturing on 7/31/2021 and the market value of those underlying securities was $51,003,449.	50,000,000
100,000,000		Repurchase agreement 0.81%, dated 4/28/2017 under which CIBC World Markets Corp. will repurchase securities provided as collateral for $100,006,750 on 5/1/2017. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2039 and the market value of those underlying securities was $102,003,745.	100,000,000
250,000,000		Repurchase agreement 0.81%, dated 4/28/2017 under which Citibank, N.A. will repurchase securities provided as collateral for $250,016,875 on 5/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2044 and the market value of those underlying securities was $255,017,244.	250,000,000
450,000,000		Interest in $500,000,000 joint repurchase agreement 0.78%, dated 4/27/2017 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $500,075,833 on 5/4/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2047 and the market value of those underlying securities was $510,044,226.	450,000,000
450,000,000		Repurchase agreement 0.78%, dated 4/28/2017 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $450,029,250 on 5/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2045 and the market value of those underlying securities was $459,031,052.	450,000,000
200,000,000		Interest in $750,000,000 joint repurchase agreement 0.78%, dated 4/24/2017 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $750,113,750 on 5/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 10/31/2021 and the market value of those underlying securities was $765,116,116.	200,000,000
150,000,000	[1]	Interest in $200,000,000 joint repurchase agreement 0.80%, dated 4/21/2017 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $200,062,222 on 5/5/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities maturing on 7/31/2020 and the market value of those underlying securities was $204,045,339.	150,000,000
722,900,000		Interest in $1,000,000,000 joint repurchase agreement 0.80%, dated 4/28/2017 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $1,000,066,667 on 5/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2026 and the market value of those underlying securities was $1,020,068,006.	722,900,000
1

Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$300,000,000	[1]	Interest in $1,000,000,000 joint repurchase agreement 0.84%, dated 4/17/2017 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $1,000,326,667 on 5/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2046 and the market value of those underlying securities was $1,020,333,282.	$300,000,000
350,000,000		Interest in $2,800,000,000 joint repurchase agreement 0.80%, dated 4/28/2017 under which Credit Suisse Securities (USA) LLC will repurchase securities provided as collateral for $2,800,186,667 on 5/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 7/15/2025 and the market value of those underlying securities was $2,856,001,330.	350,000,000
150,000,000		Interest in $150,000,000 joint repurchase agreement 0.80%, dated 4/28/2017 under which Credit Suisse Securities (USA) LLC will repurchase securities provided as collateral for $150,010,000 on 5/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities maturing on 5/15/2045 and the market value of those underlying securities was $153,000,931.	150,000,000
2,000,000,000		Repurchase agreement 0.75%, dated 4/28/2017 under which Federal Reserve Bank of New York will repurchase securities provided as collateral for $2,000,125,000 on 5/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities maturing on 11/15/2041 and the market value of those underlying securities was $2,000,125,010.	2,000,000,000
500,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.80%, dated 4/28/2017 under which ING Financial Markets LLC will repurchase securities provided as collateral for $1,000,066,667 on 5/1/2017. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2026 and the market value of those underlying securities was $1,018,468,750.	500,000,000
109,056,000		Repurchase agreement 0.81%, dated 4/28/2017 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $109,063,361 on 5/1/2017. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities maturing on 5/15/2023 and the market value of those underlying securities was $111,241,258.	109,056,000
500,000,000		Repurchase agreement 0.80%, dated 4/28/2017 under which Merrill Lynch, Pierce, Fenner and Smith will repurchase securities provided as collateral for $500,033,333 on 5/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2026 and the market value of those underlying securities was $510,034,070.	500,000,000
200,000,000		Interest in $875,000,000 joint repurchase agreement 0.79%, dated 4/27/2017 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $875,096,007 on 5/2/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2024 and the market value of those underlying securities was $886,625,944.	200,000,000
550,000,000		Repurchase agreement 0.81%, dated 4/28/2017 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $550,037,125 on 5/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 12/31/2023 and the market value of those underlying securities was $561,037,873.	550,000,000
500,000,000		Repurchase agreement 0.81%, dated 4/28/2017 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $500,033,750 on 5/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2046 and the market value of those underlying securities was $510,034,497.	500,000,000
496,098,000		Repurchase agreement 0.84%, dated 4/28/2017 under which Prudential Insurance Co. of America will repurchase securities provided as collateral for $496,132,727 on 5/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2045 and the market value of those underlying securities was $504,418,306.	496,098,000
164,753,000		Repurchase agreement 0.84%, dated 4/28/2017 under which Prudential Insurance Co. of America will repurchase securities provided as collateral for $164,764,533 on 5/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2026 and the market value of those underlying securities was $167,672,055.	164,753,000
480,000,000	[1]	Interest in $500,000,000 joint repurchase agreement 0.82%, dated 4/27/2017 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $500,694,722 on 6/27/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2047 and the market value of those underlying securities was $510,046,469.	480,000,000
750,000,000		Repurchase agreement 0.80%, dated 4/28/2017 under which RBS Securities, Inc. will repurchase securities provided as collateral for $750,050,000 on 5/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2043 and the market value of those underlying securities was $765,004,182.	750,000,000
1,000,000,000		Interest in $1,955,000,000 joint repurchase agreement 0.80%, dated 4/28/2017 under which Royal Bank of Scotland will repurchase securities provided as collateral for $1,955,130,333 on 5/1/2017. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities with various maturities to 2/28/2023 and the market value of those underlying securities was $1,994,232,941.	1,000,000,000
225,000,000	[1]	Interest in $800,000,000 joint repurchase agreement 0.77%, dated 4/5/2017 under which Societe Generale, New York will repurchase securities provided as collateral for $800,598,889 on 5/10/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2044 and the market value of those underlying securities was $816,453,842.	225,000,000
2

Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$200,000,000		Repurchase agreement 0.78%, dated 4/27/2017 under which Societe Generale, New York will repurchase securities provided as collateral for $200,030,333 on 5/4/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities maturing on 8/31/2022 and the market value of those underlying securities was $204,017,708.	$200,000,000
475,000,000	[1]	Interest in $500,000,000 joint repurchase agreement 0.78%, dated 4/4/2017 under which Societe Generale, New York will repurchase securities provided as collateral for $500,671,667 on 6/5/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2039 and the market value of those underlying securities was $510,298,447.	475,000,000
250,000,000		Interest in $300,000,000 joint repurchase agreement 0.78%, dated 4/25/2017 under which TD Securities (USA), LLC will repurchase securities provided as collateral for $300,045,500 on 5/2/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2043 and the market value of those underlying securities was $306,039,800.	250,000,000
200,000,000	[1]	Repurchase agreement 0.70%, dated 11/16/2016 under which Wells Fargo Bank, N.A. will repurchase securities provided as collateral for $200,703,889 on 5/16/2017. The securities provided as collateral at the end of the period held with BNY Mellon tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2045 and the market value of those underlying securities was $204,658,514.	200,000,000
360,000,000	[1]	Repurchase agreement 0.78%, dated 3/17/2017 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $360,468,000 on 5/16/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2025 and the market value of those underlying securities was $367,558,094.	360,000,000
		TOTAL REPURCHASE AGREEMENTS	15,462,807,000
		U.S. TREASURY—41.7%
95,000,000	[2]	United States Treasury Bills, 0.678%, 10/12/2017	94,706,793
95,000,000	[2]	United States Treasury Bills, 0.698%, 10/19/2017	94,685,253
9,000,000	[2]	United States Treasury Bills, 0.700%, 6/1/2017	8,994,575
170,000,000	[2]	United States Treasury Bills, 0.725%, 8/31/2017	169,582,320
898,000,000	[2]	United States Treasury Bills, 0.755% - 0.760%, 5/4/2017	897,943,314
233,000,000		United States Treasury Bonds, 8.750%, 5/15/2017	233,731,662
5,472,220,000	[3]	United States Treasury Floating Rate Notes, 0.892% - 1.094%, 4/30/2017 - 5/2/2017	5,472,558,536
1,024,000,000		United States Treasury Notes, 0.625% - 2.250%, 11/30/2017	1,025,900,986
397,000,000		United States Treasury Notes, 0.625% - 2.375%, 7/31/2017	397,428,405
941,500,000		United States Treasury Notes, 0.625% - 2.500%, 6/30/2017	942,133,146
732,000,000		United States Treasury Notes, 0.625% - 2.750%, 5/31/2017	732,595,904
150,000,000		United States Treasury Notes, 0.625%, 8/31/2017	149,980,549
185,000,000		United States Treasury Notes, 0.625%, 9/30/2017	184,903,939
465,000,000		United States Treasury Notes, 0.750% - 1.000%, 12/31/2017	464,987,620
620,500,000		United States Treasury Notes, 0.875% - 2.625%, 1/31/2018	627,074,120
737,000,000		United States Treasury Notes, 0.875% - 4.250%, 11/15/2017	738,871,087
475,000,000		United States Treasury Notes, 0.875%, 5/15/2017	475,017,556
237,000,000		United States Treasury Notes, 0.875%, 7/15/2017	237,088,273
50,000,000		United States Treasury Notes, 0.875%, 8/15/2017	50,027,512
289,000,000		United States Treasury Notes, 3.500%, 2/15/2018	294,872,322
		TOTAL U.S. TREASURY	13,293,083,872
		TOTAL INVESTMENTS—90.2% (AT AMORTIZED COST)[4]	28,755,890,872
		OTHER ASSETS AND LIABILITIES - NET—9.8%[5]	3,134,916,132
		TOTAL NET ASSETS—100%	$31,890,807,004
1	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
2	Discount rate(s) at time of purchase.
3	Floating rate notes with current rate and next reset date shown.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2017.
3

Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Fund's Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees has appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2017, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
4
Federated Trust for U.S. Treasury Obligations
Portfolio of Investments
April 30, 2017 (unaudited)
Principal Amount			Value
		REPURCHASE AGREEMENTS—52.8%
$25,000,000	[1]	Interest in $475,000,000 joint repurchase agreement 0.79%, dated 4/11/2017 under which BNP Paribas S.A. will repurchase securities provided as collateral for $475,312,708 on 5/11/2017. The securities provided as collateral at the end of the period held with BNY Mellon tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2043 and the market value of those underlying securities was $484,712,674.	$25,000,000
50,000,000	[1]	Interest in $475,000,000 joint repurchase agreement 0.80%, dated 4/25/2017 under which BNP Paribas S.A. will repurchase securities provided as collateral for $475,453,889 on 6/8/2017. The securities provided as collateral at the end of the period held with BNY Mellon tri-party agent, were U.S. Treasury securities with various maturities to 7/31/2023 and the market value of those underlying securities was $484,553,887.	50,000,000
25,000,000	[1]	Interest in $500,000,000 joint repurchase agreement 0.81%, dated 3/2/2017 under which BNP Paribas S.A. will repurchase securities provided as collateral for $501,350,000 on 8/29/2017. The securities provided as collateral at the end of the period held with BNY Mellon tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2046 and the market value of those underlying securities was $510,037,826.	25,000,000
200,000,000		Interest in $1,550,000,000 joint repurchase agreement 0.82%, dated 4/28/2017 under which BNP Paribas S.A. will repurchase securities provided as collateral for $1,550,105,917 on 5/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2043 and the market value of those underlying securities was $1,581,108,104.	200,000,000
20,000,000	[1]	Interest in $250,000,000 joint repurchase agreement 0.57%, dated 1/26/2017 under which Bank of Montreal will repurchase securities provided as collateral for $250,383,958 on 5/3/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2047 and the market value of those underlying securities was $255,383,583.	20,000,000
200,000,000		Interest in $1,400,000,000 joint repurchase agreement 0.80%, dated 4/28/2017 under which Bank of Nova Scotia will repurchase securities provided as collateral for $1,400,093,333 on 5/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2045 and the market value of those underlying securities was $1,428,095,212.	200,000,000
50,000,000		Interest in $500,000,000 joint repurchase agreement 0.78%, dated 4/27/2017 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $500,075,833 on 5/4/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2047 and the market value of those underlying securities was $510,044,226.	50,000,000
50,000,000	[1]	Interest in $200,000,000 joint repurchase agreement 0.80%, dated 4/21/2017 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $200,062,222 on 5/5/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities maturing on 7/31/2020 and the market value of those underlying securities was $204,045,339.	50,000,000
71,500,000		Interest in $1,000,000,000 joint repurchase agreement 0.80%, dated 4/28/2017 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $1,000,066,667 on 5/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2026 and the market value of those underlying securities was $1,020,068,006.	71,500,000
200,000,000		Interest in $2,800,000,000 joint repurchase agreement 0.80%, dated 4/28/2017 under which Credit Suisse Securities (USA) LLC will repurchase securities provided as collateral for $2,800,186,667 on 5/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 7/15/2025 and the market value of those underlying securities was $2,856,001,330.	200,000,000
20,000,000	[1]	Interest in $500,000,000 joint repurchase agreement 0.82%, dated 4/27/2017 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $500,694,722 on 6/27/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2047 and the market value of those underlying securities was $510,046,469.	20,000,000
25,000,000	[1]	Interest in $800,000,000 joint repurchase agreement 0.77%, dated 4/5/2017 under which Societe Generale, New York will repurchase securities provided as collateral for $800,598,889 on 5/10/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2044 and the market value of those underlying securities was $816,453,842.	25,000,000
25,000,000	[1]	Interest in $500,000,000 joint repurchase agreement 0.78%, dated 4/4/2017 under which Societe Generale, New York will repurchase securities provided as collateral for $500,671,667 on 6/5/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2039 and the market value of those underlying securities was $510,298,447.	25,000,000
50,000,000		Interest in $300,000,000 joint repurchase agreement 0.78%, dated 4/25/2017 under which TD Securities (USA), LLC will repurchase securities provided as collateral for $300,045,500 on 5/2/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2043 and the market value of those underlying securities was $306,039,800.	50,000,000
		TOTAL REPURCHASE AGREEMENTS	1,011,500,000
		U.S. TREASURIES—36.3%
5,000,000	[2]	United States Treasury Bills, 0.678%, 10/12/2017	4,984,568
1

Principal Amount			Value
		U.S. TREASURIES—continued
$5,000,000	[2]	United States Treasury Bills, 0.698%, 10/19/2017	$4,983,434
10,000,000	[2]	United States Treasury Bills, 0.700%, 6/1/2017	9,993,972
10,000,000	[2]	United States Treasury Bills, 0.725%, 8/31/2017	9,975,431
12,000,000		United States Treasury Bonds, 8.750%, 5/15/2017	12,037,681
294,800,000	[3]	United States Treasury Floating Rate Notes, 0.892%—1.094%, 4/30/2017 - 5/2/2017	294,809,890
61,000,000		United States Treasury Notes, 0.625%—2.250%, 11/30/2017	61,113,734
15,500,000		United States Treasury Notes, 0.625%—2.375%, 7/31/2017	15,531,889
51,000,000		United States Treasury Notes, 0.625%—2.500%, 6/30/2017	51,051,053
38,500,000		United States Treasury Notes, 0.625%—2.750%, 5/31/2017	38,519,484
11,000,000		United States Treasury Notes, 0.625%, 9/30/2017	10,994,288
26,500,000		United States Treasury Notes, 0.750%—1.000%, 12/31/2017	26,498,431
37,200,000		United States Treasury Notes, 0.875%—2.625%, 1/31/2018	37,633,554
31,000,000		United States Treasury Notes, 0.875%—4.250%, 11/15/2017	31,145,401
15,000,000		United States Treasury Notes, 0.875%, 5/15/2017	15,000,568
13,000,000		United States Treasury Notes, 0.875%, 7/15/2017	13,004,842
25,000,000		United States Treasury Notes, 1.875%, 8/31/2017	25,101,019
11,000,000		United States Treasury Notes, 1.875%, 10/31/2017	11,057,976
23,000,000		United States Treasury Notes, 3.500%, 2/15/2018	23,467,348
		TOTAL U.S. TREASURIES	696,904,563
		TOTAL INVESTMENTS—89.1% (AT AMORTIZED COST)[4]	1,708,404,563
		OTHER ASSETS AND LIABILITIES - NET—10.9%[5]	209,787,519
		TOTAL NET ASSETS—100%	$1,918,192,082
1	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
2	Discount rate(s) at time of purchase.
3	Floating rate notes with current rate(s) and next reset date(s) shown.
4	Also represents cost of investments for federal tax purposes.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2017.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Fund's Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
2

As of April 30, 2017, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
3

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Money Market Obligations Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date June 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date June 23, 2017

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date June 23, 2017